Nuveen California High Yield Municipal Bond
Fund
Portfolio of Investments May 31, 2024
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 119.3%
X
1,280,626,412
MUNICIPAL BONDS - 119.3%   X 1,280,626,412
Consumer Staples - 2.9%
$ 27,000 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Alameda County Tobacco Asset Securitization
Corporation, Subordinate Series 2006A, 0.000%, 6/01/50
6/24 at 20.50 $ 5,522,523
1,155 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Golden Gate Tobacco Funding Corporation, Turbo,
Series 2007A, 5.000%, 6/01/47
6/24 at 100.00 1,087,326
20,000 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Stanislaus County Tobacco Funding Corporation,
Series 2006A, 0.000%, 6/01/46
6/24 at 28.80 5,232,660
12,500 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Taxable Senior Series 2021A-1, 4.214%,
6/01/50
12/31 at 100.00 9,180,630
3,460 Guam Economic Development & Commerce Authority, Tobacco
Settlement Asset-Backed Bonds, Series 2007A, 5.625%, 6/01/47
6/24 at 100.00 3,345,490
17,600 Inland Empire Tobacco Securitization Authority, California, Tobacco
Settlement Asset-Backed Bonds, Series 2007C-2. Turbo Capital
Appreciation, 0.000%, 6/01/47
6/24 at 21.79 3,672,858
7,500 Silicon Valley Tobacco Securitization Authority, California, Tobacco
Settlement Asset-Backed Bonds, Santa Clara County Tobacco
Securitization Corporation, Series 2007A, 0.000%, 6/01/47
7/24 at 27.58 1,943,435
5,000 Tobacco Securitization Authority of Southern California, Tobacco
Settlement Asset-Backed Bonds, San Diego County Tobacco Asset
Securitization Corporation, First Subordinate CABs, Series 2006B, 0.000%,
6/01/46
6/24 at 25.89 1,019,917
Total Consumer Staples 31,004,839
Education and Civic Organizations - 18.5%
2,000 (c) California Enterprise Development Authority, Charter School Revenue
Bonds, Norton Science & Language Academy Project, Series 2021,
4.000%, 7/01/61
7/27 at 100.00 1,512,226
4,175 (c) California Enterprise Development Authority, Charter School Revenue
Bonds, Norton Science and Language Academy Project, Series 2020,
6.250%, 7/01/58
7/27 at 102.00 4,319,330
4,250 (d) California Infrastructure and Economic Development Bank, Revenue
Bonds, Los Angeles County Museum of Natural History Foundation, Series
2020, 4.000%, 7/01/50, (UB)
7/30 at 100.00 4,115,007
California Municipal Finance Authority Charter School Revenue Bonds,
John Adams Academies, Inc. Project, Series 2015A:
900 5.000%, 10/01/35 7/24 at 101.00 900,784
1,335 5.250%, 10/01/45 7/24 at 101.00 1,328,117
4,115 (c) California Municipal Finance Authority Charter School Revenue Bonds,
John Adams Academies, Inc. Project, Series 2017A, 5.000%, 10/01/47
7/24 at 101.00 3,924,046
California Municipal Finance Authority Charter School Revenue Bonds,
River Charter Schools Project, Series 2018A:
2,000 (c) 5.500%, 6/01/48 6/26 at 100.00 2,002,605
250 (c) 5.500%, 6/01/53 6/26 at 100.00 248,205
California Municipal Finance Authority,  Revenue Bonds, Creative Center
of Los Altos Project Pinewood & Oakwood Schools, Series 2016B:
500 (c) 4.000%, 11/01/36 11/26 at 100.00 447,306
2,200 (c) 4.500%, 11/01/46 11/26 at 100.00 1,883,070
1,150 (c) California Municipal Finance Authority, Charter School Lease Revenue
Bonds, Bella Mente Montessori Academy Project, Series 2018A, 5.000%,
6/01/48
6/28 at 100.00 1,117,136
California Municipal Finance Authority, Charter School Lease Revenue
Bonds, Santa Rosa Academy Project, Series 2015:
400 (c) 5.125%, 7/01/35 7/25 at 100.00 403,047
425 (c) 5.375%, 7/01/45 7/25 at 100.00 426,634

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
$ 410 (c) California Municipal Finance Authority, Charter School Revenue Bonds,
John Adams Academies, Inc. - Lincoln Project, Series 2019A, 4.000%,
10/01/29
10/27 at 100.00 $ 397,906
California Municipal Finance Authority, Charter School Revenue Bonds,
John Adams Academies, Inc. - Lincoln Project, Taxable Series 2019B:
90 (c) 5.000%, 10/01/39 10/27 at 100.00 89,422
1,515 (c) 5.000%, 10/01/49 10/27 at 100.00 1,429,775
1,000 (c) 5.000%, 10/01/57 10/27 at 100.00 916,809
California Municipal Finance Authority, Charter School Revenue Bonds,
John Adams Academies, Inc. Project, Series 2014A:
1,400 5.000%, 10/01/34 7/24 at 101.00 1,401,766
465 5.000%, 10/01/44 7/24 at 101.00 449,981
3,695 (c) California Municipal Finance Authority, Charter School Revenue Bonds,
Palmdale Aerospace Academy Project, Series 2016A, 5.000%, 7/01/41
7/26 at 100.00 3,697,013
California Municipal Finance Authority, Charter School Revenue Bonds,
Palmdale Aerospace Academy Project, Series 2018A:
1,000 (c) 5.000%, 7/01/38 7/28 at 100.00 1,006,443
1,800 (c) 5.000%, 7/01/49 7/28 at 100.00 1,752,259
California Municipal Finance Authority, Charter School Revenue Bonds,
Urban Discovery Academy Project, Series 2014A:
715 (c) 5.500%, 8/01/34 8/24 at 100.00 715,453
1,650 (c) 6.000%, 8/01/44 8/24 at 100.00 1,651,830
1,715 California Municipal Finance Authority, Education Revenue
Bonds,  American Heritage Foundation Project, Series 2016A, 5.000%,
6/01/46
6/26 at 100.00 1,678,023
1,145 California Municipal Finance Authority, Education Revenue Bonds,
Literacy First Charter Schools Project, Series 2019A, 5.000%, 12/01/39
12/29 at 100.00 1,162,907
2,260 (c) California Municipal Finance Authority, Education Revenue Bonds,
STREAM Charter Schools Project, Series 2020A, 5.000%, 6/15/51
6/30 at 100.00 2,046,028
1,000 (c) California Municipal Finance Authority, Educational Facilities Revenue
Bonds, Westside Neighborhood School Project, Series 2024, 6.375%,
6/15/64
6/31 at 102.00 1,046,184
6,465 California Municipal Finance Authority, Revenue Bonds, American Musical
and Dramatic Academy Inc., Series 2023A, 7.250%, 7/01/53
7/33 at 100.00 6,698,986
California Municipal Finance Authority, Revenue Bonds, California Baptist
University, Series 2016A:
1,500 (c) 5.000%, 11/01/36 11/26 at 100.00 1,519,975
1,555 (c) 5.000%, 11/01/46 11/26 at 100.00 1,516,056
California Municipal Finance Authority, Revenue Bonds, Claremont
Graduate University, Refunding Series 2020B:
1,000 (c) 5.000%, 10/01/49 10/30 at 100.00 950,353
1,000 (c) 5.000%, 10/01/54 10/30 at 100.00 937,741
270 (c) California Municipal Finance Authority, Revenue Bonds, Goodwill
Industries of Sacramento Valley & Northern Nevada Project, Series 2012A,
6.625%, 1/01/32
7/24 at 100.00 263,719
3,700 California Municipal Finance Authority, Revenue Bonds, Goodwill
Industries of Sacramento Valley & Northern Nevada Project, Series 2014A,
5.250%, 1/01/45
1/25 at 100.00 2,875,013
1,000 California Municipal Finance Authority, Revenue Bonds, Linxs APM Project,
Senior Lien Series 2018A, 4.000%, 12/31/47, (AMT)
6/28 at 100.00 878,106
7,000 (c) California Municipal Finance Authority, Revenue Bonds, Simpson
University, Series 2020A, 6.000%, 10/01/50
10/27 at 103.00 7,087,369
1,000 California Municipal Finance Authority, Revenue Bonds, The Master's
University & Seminary, Series 2019, 5.000%, 8/01/34
8/29 at 100.00 1,022,765
California Municipal Finance Authority, School Facility Revenue Bonds,
Saint Mary's School-Aliso Viejo, Series 2024A:
350 (c) 5.500%, 5/01/44 5/31 at 100.00 353,989
435 (c) 5.750%, 5/01/54 5/31 at 100.00 441,158
2,000 (c) California Public Finance Authority, Charter School Lease Revenue Bonds,
California Crosspoint Academy Project, Series 2020A, 5.125%, 7/01/55
7/28 at 100.00 1,693,065
700 California Public Finance Authority, Charter School Lease Revenue Bonds,
Multicultural Learning Center Project, Series 2017A, 6.250%, 6/15/47
6/27 at 100.00 708,241

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
$ 4,500 (c) California Public Finance Authority, Educational Facility Revenue Bonds,
Crossroads Christian Schools, Series 2020, 5.000%, 1/01/56
1/26 at 100.00 $ 3,854,490
1,075 (c) California School Finance Authority Charter School Facility Revenue
Bonds, Grimmway Schools-Obligated Group, Series 2016A, 5.000%,
7/01/46
7/26 at 100.00 1,075,376
California School Finance Authority Charter School Revenue Bonds, Bright
Star Schools - Obligated Group, Series 2017:
755 (c) 5.000%, 6/01/37 6/27 at 100.00 759,999
2,000 (c) 5.000%, 6/01/47 6/27 at 100.00 1,947,167
2,090 (c) 5.000%, 6/01/54 6/27 at 100.00 1,997,052
1,000 (c) California School Finance Authority Charter School Revenue Bonds,
Ednovate Obligated Group, Series 2018, 5.000%, 6/01/48
6/27 at 100.00 916,396
960 (c) California School Finance Authority Charter School Revenue Bonds,
Fenton Schools - Obligated Group, Series 2020A, 5.000%, 7/01/40
7/27 at 100.00 944,344
California School Finance Authority Charter School Revenue Bonds, John
Adams Academy Obligated Group, Series 2022A:
3,175 (c) 5.000%, 7/01/52 7/30 at 102.00 2,974,567
8,125 (c) 5.125%, 7/01/62 7/30 at 102.00 7,591,959
305 (c) California School Finance Authority School Facility Revenue Bonds, Green
Dot Public Schools California Projects, Series 2018A, 5.000%, 8/01/48
8/28 at 100.00 303,762
1,000 (c) California School Finance Authority, California, Charter School Revenue
Bonds, Alta Public Schools - Obligated Group, Series 2020A, 6.000%,
6/01/59
6/28 at 102.00 970,157
California School Finance Authority, California, Charter School Revenue
Bonds, Aspire Public Schools, Refunding Series 2015A:
585 (c) 5.000%, 8/01/35 8/25 at 100.00 590,366
1,040 (c) 5.000%, 8/01/40 8/25 at 100.00 1,044,996
California School Finance Authority, California, Charter School Revenue
Bonds, Aspire Public Schools, Refunding Series 2016:
1,600 (c) 5.000%, 8/01/41 8/25 at 100.00 1,605,819
460 (c) 5.000%, 8/01/46 8/25 at 100.00 460,662
1,100 (c) California School Finance Authority, California, Charter School Revenue
Bonds, Encore Education Obligated Group, Series 2016A, 5.000%,
6/01/52
6/26 at 100.00 863,851
California School Finance Authority, California, Charter School Revenue
Bonds, Girls Athletic Leadership School Los Angeles Project, Series
2021A:
1,000 (c) 4.000%, 6/01/41 6/31 at 100.00 816,504
500 (c) 4.000%, 6/01/61 6/31 at 100.00 349,810
2,300 (c) California School Finance Authority, California, Charter School Revenue
Bonds, Lighthouse Community Public Schools Obligated Group, Series
2022A, 6.500%, 6/01/62
6/29 at 100.00 2,376,980
1,300 California School Finance Authority, California, Charter School Revenue
Bonds, TEACH Public Schools Obligated Group, Series 2016A, 5.875%,
6/01/52
6/26 at 100.00 1,311,279
1,600 (c) California School Finance Authority, California, Charter School Revenue
Bonds, TEACH Public Schools Obligated Group, Series 2019A, 5.000%,
6/01/58
6/26 at 100.00 1,484,471
California School Finance Authority, Charter School Lease Revenue Bonds,
Pathways to College Project, Series 2023A:
2,075 (c) 7.250%, 6/15/43 6/31 at 102.00 2,127,343
6,740 (c) 7.375%, 6/15/53 6/31 at 102.00 6,909,126
California School Finance Authority, Charter School Revenue Bonds, Arts
in Action Charter Schools - Obligated Group, Series 2020A:
2,510 (c) 5.000%, 6/01/40 6/27 at 100.00 1,994,506
5,550 (c) 5.000%, 6/01/50 6/27 at 100.00 4,082,707
8,200 (c) 5.000%, 6/01/59 6/27 at 100.00 5,764,892
California School Finance Authority, Charter School Revenue Bonds,
Aspire Public School - Obligated Group,Issue No.6, Series 2020A:
1,000 (c) 5.000%, 8/01/42 8/28 at 100.00 1,010,559
5,315 (c) 5.000%, 8/01/61 8/28 at 100.00 5,217,207
5,045 (c) California School Finance Authority, Charter School Revenue Bonds, CIty
Charter School Obligated Group, Series 2016A, 5.000%, 6/01/42
6/26 at 100.00 4,831,331

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
$ 805 (c) California School Finance Authority, Charter School Revenue Bonds,
Classical Academies Project, Series 2017A, 5.000%, 10/01/44
10/27 at 100.00 $ 803,738
California School Finance Authority, Charter School Revenue Bonds,
Community High School Foundation Inc, Series 2017:
235 (c) 5.000%, 6/01/37 6/27 at 100.00 234,999
235 (c) 5.000%, 6/01/47 6/27 at 100.00 221,525
California School Finance Authority, Charter School Revenue Bonds,
Downtown College Prep - Obligated Group, Series 2016:
1,500 (c) 4.750%, 6/01/36 6/26 at 100.00 1,483,788
1,180 (c) 5.000%, 6/01/46 6/26 at 100.00 1,128,439
California School Finance Authority, Charter School Revenue Bonds, Ivy
Academia, Series 2021A:
1,150 (c) 4.000%, 6/01/41 6/28 at 103.00 921,760
1,500 (c) 4.000%, 6/01/51 6/28 at 103.00 1,095,013
1,000 (c) 4.000%, 6/01/61 6/28 at 103.00 689,739
675 (c) California School Finance Authority, Charter School Revenue Bonds,
Kepler Neighborhood School, Series 2017A, 5.750%, 5/01/37
5/27 at 100.00 680,887
1,135 (c) California School Finance Authority, Charter School Revenue Bonds,
Larchmont Charter School Project , Series 2018A, 5.000%, 6/01/55
6/27 at 100.00 1,126,154
2,475 (c) California School Finance Authority, Charter School Revenue Bonds,
Lifeline Education Charter School Project, Series 2020A, 5.000%, 7/01/55
7/28 at 100.00 2,376,923
California School Finance Authority, Charter School Revenue Bonds,
Orange County Educational Arts Academy Project, Series 2023A:
560 (c) 5.625%, 6/01/43 6/30 at 100.00 566,807
700 (c) 5.875%, 6/01/53 6/30 at 100.00 708,445
425 (c) California School Finance Authority, Charter School Revenue Bonds,
Partnerships to Uplift Communities Project, Refunding Social Series 2023,
5.500%, 8/01/47
8/33 at 100.00 433,856
2,500 (c) California School Finance Authority, Charter School Revenue Bonds,
Rocketship Education Obligated Group, Series 2016A, 5.000%, 6/01/46
6/25 at 100.00 2,431,735
California School Finance Authority, Charter School Revenue Bonds,
Rocketship Education Obligated Group, Series 2017A:
950 (c) 5.125%, 6/01/47 6/26 at 100.00 936,743
1,000 (c) 5.250%, 6/01/52 6/26 at 100.00 991,301
California School Finance Authority, Charter School Revenue Bonds,
Rocketship Public Schools Obligated Group, Series 2017G:
990 (c) 5.000%, 6/01/37 6/27 at 100.00 995,659
925 (c) 5.000%, 6/01/53 6/27 at 100.00 880,187
California School Finance Authority, Charter School Revenue Bonds,
Russell Westbrook Why Not Academy Obligated Group, Series 2021A:
605 (c) 4.000%, 6/01/31 6/27 at 100.00 563,554
3,000 (c) 4.000%, 6/01/51 6/27 at 100.00 2,231,702
3,000 (c) 4.000%, 6/01/61 6/27 at 100.00 2,112,240
400 California School Finance Authority, Charter School Revenue Bonds, Santa
Clarita Valley International School Project, Series 2021A, 4.000%, 6/01/41
6/31 at 100.00 326,602
3,000 (c) California School Finance Authority, Charter School Revenue Bonds,
Scholarship Prep Public Schools Obligated Group, Series 2020A, 5.000%,
6/01/60
6/28 at 100.00 2,606,767
575 (c) California School Finance Authority, Charter School Revenue Bonds,
Scholarship Prep Public Schools Obligated Group, Series 2020B, 5.000%,
6/01/27
No Opt. Call 548,417
1,435 (c) California School Finance Authority, Charter School Revenue Bonds,
Scholarship Prep Public Schools Obligated Group, Series 2023A, 6.000%,
6/01/63
6/31 at 100.00 1,440,676
California School Finance Authority, Charter School Revenue Bonds,
Social Bonds iLead Lancaster Project, Series 2021A:
440 (c) 5.000%, 6/01/41 6/29 at 100.00 421,528
1,200 (c) 5.000%, 6/01/51 6/29 at 100.00 1,101,934
1,320 (c) 5.000%, 6/01/61 6/29 at 100.00 1,180,011
California School Finance Authority, Charter School Revenue Bonds, Valley
International Preparatory High School Project, Series 2022A:
1,000 (c) 5.125%, 3/01/52 3/31 at 100.00 747,419
1,000 (c) 5.250%, 3/01/62 3/31 at 100.00 732,905

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
$ 750 (c) California School Finance Authority, Educational Facilities Revenue Bonds,
New Designs Charter School Adams Campus Project, Series 2019A,
5.000%, 6/01/40
6/27 at 100.00 $ 758,301
California School Finance Authority, Educational Facilities Revenue Bonds,
New Designs Charter School Adams Campus Project, Series 2024A:
650 (c) 5.000%, 6/01/54 , (WI/DD) 6/31 at 100.00 648,991
1,700 (c) 5.000%, 6/01/64 , (WI/DD) 6/31 at 100.00 1,668,257
California School Finance Authority, Educational Facility Revenue Bonds,
River Springs Charter School Project, Series 2017A:
1,725 (c) 5.000%, 7/01/47 7/27 at 100.00 1,660,927
1,340 (c) 5.000%, 7/01/52 7/27 at 100.00 1,268,466
1,230 (c) California School Finance Authority, Educational Facility Revenue Bonds,
River Springs Charter School Project, Series 2023A, 5.750%, 7/01/42
7/31 at 100.00 1,273,253
California School finance Authority, School Facility Revenue Bonds,  ICEF -
View Park Elementary and Middle Schools, Series 2014A:
575 5.625%, 10/01/34 10/24 at 100.00 576,595
1,000 5.875%, 10/01/44 10/24 at 100.00 1,001,647
520 6.000%, 10/01/49 10/24 at 100.00 520,945
California School Finance Authority, School Facility Revenue Bonds,
Alliance for College-Ready Public Schools Project, Series 2015A:
3,050 (c) 4.125%, 7/01/35 7/25 at 100.00 2,944,706
1,000 (c) 5.000%, 7/01/45 7/25 at 100.00 1,000,574
1,015 (c) California School Finance Authority, School Facility Revenue Bonds, Alta
Public Schools Project, Series 2014A, 6.500%, 11/01/34
11/24 at 100.00 1,020,271
1,200 (c) California School Finance Authority, School Facility Revenue Bonds,
Granada Hills Charter High School Obligated Group, Series 2019, 5.000%,
7/01/54
7/26 at 100.00 1,185,115
California School Finance Authority, School Facility Revenue Bonds, Green
Dot Public Schools California Projects, Series 2022A:
1,200 5.375%, 8/01/42 8/32 at 100.00 1,247,220
1,150 5.750%, 8/01/52 8/32 at 100.00 1,205,883
600 (c) California School Finance Authority, School Facility Revenue Bonds, KIPP
LA Projects, Series 2014A, 5.000%, 7/01/34
7/24 at 100.00 600,469
725 (c) California School Finance Authority, School Facility Revenue Bonds, Value
Schools, Refunding Series 2023A, 5.250%, 7/01/48
7/28 at 103.00 727,572
1,355 (c) California School Finance Authority, School Facility Revenue Bonds, Value
Schools, Series 2016A, 6.000%, 7/01/51
7/26 at 100.00 1,383,027
6,325 (c) California Statewide Communities Development Authority Revenue
Bonds, California Baptist University, Refunding Series 2017A, 5.000%,
11/01/41
11/27 at 100.00 6,328,640
University of Puerto Rico, University System Revenue Bonds, Refunding
Series 2006P:
1,005 5.000%, 6/01/24 5/24 at 100.00 1,005,000
580 5.000%, 6/01/30 7/24 at 100.00 561,044
University of Puerto Rico, University System Revenue Bonds, Series
2006Q:
125 5.000%, 6/01/30 7/24 at 100.00 120,914
1,580 5.000%, 6/01/36 7/24 at 100.00 1,503,299
Total Education and Civic Organizations 198,126,095
Health Care - 8.5%
Antelope Valley Healthcare District, California, Revenue Bonds, Series
2016A:
3,275 5.250%, 3/01/36 3/26 at 100.00 3,266,459
3,000 5.000%, 3/01/41 3/26 at 100.00 2,872,124
9,100 5.000%, 3/01/46 3/26 at 100.00 8,542,511
4,000 (d) California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2017A, 4.000%, 11/15/48, (UB)
11/27 at 100.00 3,841,833
4,740 (d) California Health Facilities Financing Authority, Revenue Bonds, Cedars-
Sinai Health System, Series 2021A, 4.000%, 8/15/48, (UB)
8/31 at 100.00 4,593,613
2,485 (d) California Health Facilities Financing Authority, Revenue Bonds, City of
Hope National Medical Center, Series 2019, 5.000%, 11/15/49
11/26 at 100.00 2,511,346

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
$ 1,665 California Health Facilities Financing Authority, Revenue Bonds,
CommonSpirit Health, Series 2024A, 5.000%, 12/01/54
6/34 at 100.00 $ 1,757,410
5,000 California Health Facilities Financing Authority, Revenue Bonds, Lucile
Salter Packard Children's Hospital at Stanford, Refunding Forward
Delivery Series 2022A, 4.000%, 5/15/51
5/32 at 100.00 4,771,550
7,800 (d) California Health Facilities Financing Authority, Revenue Bonds, Lucile
Salter Packard Children's Hosptial at Stanford, Series 2017A, 5.000%,
11/15/56, (UB)
11/27 at 100.00 7,985,567
1,455 California Municipal Finance Authority, Revenue Bonds, Clinicas del
Camino Real, Inc., Series 2020, 4.000%, 3/01/28
No Opt. Call 1,376,595
2,000 (c) California Municipal Finance Authority, Revenue Bonds, Community
Health Centers of the Central Coast, Inc., Series 2021A, 5.000%, 12/01/46
12/30 at 100.00 1,887,796
California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A:
5,480 5.250%, 11/01/41 11/26 at 100.00 5,298,352
8,200 5.000%, 11/01/47 11/26 at 100.00 7,556,886
1,000 5.250%, 11/01/47 11/26 at 100.00 960,237
1,565 California Municipal Financing Authority, Certificates of Participation,
Palomar Health, Series 2022A, 5.250%, 11/01/52 - AGM Insured
11/32 at 100.00 1,641,246
16,700 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A,
5.500%, 12/01/54
12/24 at 100.00 16,744,156
California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A:
2,055 (c) 5.000%, 12/01/41 6/26 at 100.00 2,064,315
2,280 (c) 5.250%, 12/01/56 6/26 at 100.00 2,290,229
315 (c) California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2018A,
5.250%, 12/01/48
6/28 at 100.00 319,425
California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005A:
38 (e),(f) 5.750%, 7/01/24 1/22 at 100.00 37,692
22 (e),(f) 5.750%, 7/01/30 1/22 at 100.00 21,819
24 (e),(f) 5.750%, 7/01/35 1/22 at 100.00 23,570
99 (e),(f) 5.500%, 7/01/39 1/22 at 100.00 98,529
2 (e),(f) California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005H, 5.750%, 7/01/25
1/22 at 100.00 1,964
4,600 Oroville, California, Revenue Bonds, Oroville Hospital Series 2019,
5.250%, 4/01/54
4/29 at 100.00 3,148,047
1,500 Palomar Pomerado Health Care District, California, Certificates of
Participation, Series 2017, 4.000%, 11/01/47
11/27 at 100.00 1,162,053
Palomar Pomerado Health System, California, Revenue Bonds, Refunding
Series 2016:
2,155 5.000%, 11/01/36 11/26 at 100.00 2,031,277
4,790 5.000%, 11/01/39 11/26 at 100.00 4,447,099
200 Washington Township Health Care District, California, Revenue Bonds,
Series 2017A, 5.000%, 7/01/42
7/27 at 100.00 200,241
Total Health Care 91,453,941
Housing/Multifamily - 17.7%
35,685 (c) California Community Housing Agency, California, Essential Housing
Revenue Bonds, Creekwood, Series 2021A, 4.000%, 2/01/56
8/31 at 100.00 23,768,687
1,000 (c) California Community Housing Agency, California, Essential Housing
Revenue Bonds, Exchange at Bayfront Apartments, Series 2021A-1,
3.000%, 2/01/57
8/32 at 100.00 619,477
8,750 (c) California Community Housing Agency, California, Essential Housing
Revenue Bonds, Glendale Properties, Junior Series 2021A-2, 4.000%,
8/01/47
8/31 at 100.00 7,037,773
4,000 (c) California Community Housing Agency, California, Essential Housing
Revenue Bonds, K Street Flats, Series 2021A-2, 4.000%, 8/01/50
8/32 at 100.00 3,112,643
13,145 (c) California Community Housing Agency, California, Essential Housing
Revenue Bonds, Mira Vista Hills  Apartments, Series 2021A, 4.000%,
2/01/56
8/31 at 100.00 9,251,845

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Housing/Multifamily (continued)
$ 15,960 (c) California Community Housing Agency, California, Essential Housing
Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A, 5.000%,
2/01/50
2/30 at 100.00 $ 11,166,792
11,960 (c) California Community Housing Agency, California, Essential Housing
Revenue Bonds, Summit at Sausalito Apartments, Series 2021A-2, 4.000%,
2/01/50
8/32 at 100.00 8,935,598
6,085 (c) California Community Housing Agency, California, Essential Housing
Revenue Bonds, The Arbors, Series 2020A, 5.000%, 8/01/50
8/30 at 100.00 5,745,640
16,500 (c) California Community Housing Agency, Workforce Housing Revenue
Bonds, Annadel Apartments, Series 2019A, 5.000%, 4/01/49
4/29 at 100.00 13,648,612
1,000 California Housing Finance Agency, California, Multifamily Housing
Revenue Bonds, Power Station Block 7B, Limited Obligation Senior Series
2024L, 5.200%, 12/01/27
6/27 at 100.00 1,001,094
1,585 (c) California Housing Finance Agency, Multifamily Housing Revenue Bonds,
Redwood Gardens Apartments, Subordinate Lien Series 2021N-S,
4.000%, 3/01/37
3/31 at 100.00 1,325,291
59 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series2019-1, 4.250%, 1/15/35
No Opt. Call 57,595
8,424 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Social Certificates Series 2023-1, 4.375%, 9/20/36
No Opt. Call 8,329,128
240 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Caritas Affordable Housing Inc Projects, Senior Series 2014A,
5.250%, 8/15/49
8/24 at 100.00 240,161
1,270 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Caritas Affordable Housing Inc Projects, Series 2014B, 5.875%,
8/15/49
8/24 at 100.00 1,270,980
2,375 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Royal York Estates Projects Series 2020A, 4.000%, 2/15/55
2/30 at 100.00 1,900,097
3,000 (c) California Municipal Finance Authority, Revenue Bonds, Catalyst Impact
Fund 1 LLC Series 2024-II, 7.000%, 1/01/39
1/34 at 100.00 3,146,899
California Public Finance Authority, University Housing Revenue Bonds,
National Campus Community Development - Claremont Properties LLC
Claremont Colleges Project, Refunding Series 2023A:
1,335 (c) 5.500%, 7/01/50 7/33 at 105.00 1,355,888
1,715 (c) 6.000%, 7/01/53 7/33 at 105.00 1,782,810
450 (c) California Statewide Communities Development Authority, College
Housing Revenue Bonds, National Campus Community Development -
Hooper Street LLC Project, Series 2019, 5.250%, 7/01/52
7/29 at 100.00 450,774
California Statewide Communities Development Authority, Revenue
Bonds, Lancer Educational Student Housing Project, Refunding Series
2016A:
4,600 (c) 5.000%, 6/01/36 6/26 at 100.00 4,656,520
2,090 (c) 5.000%, 6/01/46 6/26 at 100.00 2,084,465
6,885 (c) CMFA Special Finance Agency I, California, Essential Housing Revenue
Bonds, The Mix at Center City, Series 2021A-2, 4.000%, 4/01/56
4/31 at 100.00 5,166,277
1,000 (c) CMFA Special Finance Agency I, California, Essential Housing Revenue
Bonds, The Mix at Center City, Subordinate Series 2021B, 8.000%,
4/01/56
4/31 at 100.00 760,095
2,500 (c) CMFA Special Finance Agency XII, California, Essential Housing Revenue
Bonds, Allure Apartments Project, Series 2022A-2, 3.250%, 2/01/57
2/32 at 100.00 1,824,798
1,000 (c) CMFA Special Financing Agency VIII, California, Essential Housing
Revenue Bonds, Elan Huntington Beach, Senior Lien Series 2021A-1,
3.000%, 8/01/56
8/31 at 100.00 696,431
2,905 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 1818 Platinum Triangle-Anaheim, Mezzanine Lien Series
2021B, 4.000%, 4/01/57
4/32 at 100.00 2,121,202
11,580 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Mezzanine Lien Series
2021B, 4.000%, 10/01/46
10/31 at 100.00 9,097,938
9,000 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Altana Glendale, Series 2021A-1, 3.500%, 10/01/46
10/31 at 100.00 7,185,563
3,000 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Center City Anaheim, Series 2020A, 5.000%, 1/01/54
1/31 at 100.00 2,410,591

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Housing/Multifamily (continued)
$ 5,715 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Link-Glendale, Series 2021A-2, 4.000%, 7/01/56
7/31 at 100.00 $ 4,191,756
20,010 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Moda at Monrovia Station, Social Series 2021A-2,
4.000%, 10/01/56
10/31 at 100.00 14,639,044
9,360 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Monterrey Station Apartments, Senior Lien Series 2021A-
1, 3.125%, 7/01/56
7/32 at 100.00 6,257,421
2,000 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Monterrey Station Apartments, Series 2021B, 4.000%,
7/01/58
7/32 at 100.00 1,362,086
4,000 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Oceanaire-Long Beach, Social Series 2021A-2, 4.000%,
9/01/56
9/31 at 100.00 3,001,538
2,110 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Pasadena Portfolio Social Bond, Mezzanine Senior Series
2021B, 4.000%, 12/01/56
12/31 at 100.00 1,562,214
2,500 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Union South Bay, Series 2021A-2, 4.000%, 7/01/56
7/31 at 100.00 1,916,197
2,625 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Vineyard Gardens Apartments, Senior Lien Series 2021A,
3.250%, 10/01/58
4/32 at 100.00 1,794,097
2,000 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Mezzanine Lien
Series 2021B, 4.000%, 6/01/57
6/31 at 100.00 1,217,551
5,050 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien
Series 2021A-2, 3.125%, 6/01/57
6/31 at 100.00 2,984,028
2,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Mezzanine Lien Series 2021A-
2, 4.000%, 12/01/58
6/32 at 100.00 1,503,817
2,145 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Mezzanine Lien Series 2021B,
4.000%, 12/01/59
6/32 at 100.00 1,376,093
6,155 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Senior Lien Series 2021A-1,
3.000%, 12/01/49
6/32 at 100.00 4,237,650
1,000 Independent Cities Finance Authority, California, Mobile Home Park
Revenue Bonds, Palomar Estates West, Refunding Series 2015, 5.000%,
9/15/36
9/25 at 100.00 1,010,204
315 La Verne, California, Mobile Home Park Revenue Bonds, Copacabana
Mobile Home Park, Refunding Series 2014, 5.000%, 6/15/49
7/24 at 100.00 315,078
2,110 Palmdale Housing Authority, California, Multifamily Housing Revenue
Bonds, Impression, La Quinta, Park Vista & Summerwood Apartments,
Series 2015, 5.250%, 6/01/45
6/25 at 100.00 1,975,006
410 Santa Clara County Housing Authority, California, Multifamily Housing
Revenue Bonds, Blossom River Project, Series 1998A, 6.500%, 9/01/39,
(AMT)
7/24 at 100.00 407,988
455 (c),(e) Wilson County Health and Educational Facilities Board, Tennessee, Senior
Living Revenue Bonds, Rutland Place Inc. Project, Series 2015A, 4.400%,
1/01/46
7/24 at 100.00 295,750
Total Housing/Multifamily 190,199,182
Industrials - 0.0%
2,830 (c),(e) California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Aemerge Redpak Services, LLC., Series 2016, 7.000%,
12/01/27, (AMT)
7/24 at 102.00 95,654
Total Industrials 95,654

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Long-Term Care - 1.6%
California Statewide Communities Development Authority, Revenue
Bonds, 899 Charleston Project, Refunding Series 2014A:
$ 4,700 (c) 5.000%, 11/01/34 11/24 at 100.00 $ 4,486,687
8,825 (c) 5.250%, 11/01/44 11/24 at 100.00 7,917,557
5,385 (c) 5.375%, 11/01/49 11/24 at 100.00 4,757,493
Total Long-Term Care 17,161,737
Tax Obligation/General - 11.0%
1,115 Denair Unified School District, Stanislaus County, California, General
Obligation Bonds, Series 2002A, 0.000%, 8/01/26 - FGIC Insured
No Opt. Call 1,025,506
1,205 Jamul Dulzura Union School District, San Diego County, California,
General Obligation Bonds, Election 1995 Series 2004A, 0.000%, 11/01/28
- NPFG Insured
No Opt. Call 1,018,862
650 (d),(g) Newman-Crows Landing Unified School District, Stanislaus County,
California, General Obligation Bonds, 2008 Election, Series 2010B,
0.000%, 8/01/49 - AGM Insured
No Opt. Call 544,678
2,000 Northern Inyo County Local Hospital District, California, General
Obligation Bonds, Election 2005 Series 2009, 0.000%, 11/01/38 - AGC
Insured
No Opt. Call 1,031,572
5,000 (d) Oakland Unified School District, Alameda County, California, General
Obligation Bonds, Election 2020, Series 2023A, 5.250%, 8/01/48 - AGM
Insured, (UB)
8/33 at 100.00 5,530,467
5,000 (d) Oxnard School District, Ventura County, California, General Obligation
Bonds, Election of 2022 Series 2023A, 4.125%, 8/01/50 - BAM Insured,
(UB)
8/33 at 100.00 4,891,637
1,350 Paso Robles Joint Unified School District, San Luis Obispo and Monteray
Counties, California, General Obligation Bonds, Election 2006 Series
2010A, 0.000%, 9/01/34
No Opt. Call 914,958
9,470 (d) Pittsburg Unified School District, Contra Costa County, California, General
Obligation Bonds, Refunding Series 2016, 4.000%, 8/01/44, (UB)
8/26 at 100.00 9,126,130
Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1:
2,000 0.000%, 7/01/33 7/31 at 89.94 1,328,259
11,187 4.000%, 7/01/41 7/31 at 103.00 10,398,827
14,952 4.000%, 7/01/46 7/31 at 103.00 13,523,130
5,750 (d) San Diego Public Facilities Financing Authority, California, Lease Revenue
Bonds, Capital Improvement Projects, Series 2021A, 4.000%, 10/15/50,
(UB)
10/30 at 100.00 5,597,334
10,000 (d) San Diego Unified School District, San Diego County, California, General
Obligation Bonds, Election of 2012 Series 2017I, 4.000%, 7/01/47, (UB)
7/27 at 100.00 9,782,491
5,000 (d) San Luis Coastal Unified School District, San Luis Obispo County,
California, General Obligation Bonds, Election of 2022 Series 2023A,
4.000%, 8/01/53, (UB)
8/32 at 100.00 4,869,369
Santa Ana Unified School District, Orange County, California, General
Obligation Bonds, 2018 Election Series 2022C:
3,045 (d) 4.000%, 8/01/44, (UB) 8/32 at 100.00 3,053,991
5,680 (d) 4.000%, 8/01/45, (UB) 8/32 at 100.00 5,685,039
17,585 (d) 4.250%, 8/01/50, (UB) 8/32 at 100.00 17,677,070
500 Selma Unified School District, Fresno County, California, General
Obligation Bonds, Election 2016 Series 2020C, 3.000%, 8/01/49 - AGM
Insured
8/30 at 100.00 382,998
12,460 (d) Washington Township Health Care District, Alameda County, California,
General Obligation Bonds, 2012 Election Series 2015B, 4.000%, 8/01/45,
(UB)
8/25 at 100.00 11,614,226
10,100 (d) West Contra Costa Unified School District, Contra Costa County,
California, General Obligation Bonds, Election 2012, Series 2015B,
4.000%, 8/01/54, (UB)
8/25 at 100.00 9,572,869
Total Tax Obligation/General 117,569,413

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited - 31.9%
$ 1,000 Adelanto Community Facilities District Number 2006-2, San Bernadino
County, California, Special Tax Bonds, Series 2015A, 5.000%, 9/01/45
9/25 at 100.00 $ 1,003,864
Alameda Community Facilities District No. 22-1, California, Alameda
Marina, Special Tax Bonds, Green Series 2023:
850 5.000%, 9/01/48 9/29 at 103.00 802,215
1,250 5.000%, 9/01/53 9/29 at 103.00 1,162,232
Anaheim Public Financing Authority, California, Lease Revenue Bonds,
Public Improvement Project, Series 1997C:
330 0.000%, 9/01/28 - AGM Insured No Opt. Call 284,206
240 0.000%, 9/01/30 - AGM Insured No Opt. Call 192,591
4,475 0.000%, 9/01/34 - AGM Insured No Opt. Call 3,069,732
1,985 0.000%, 9/01/35 - AGM Insured No Opt. Call 1,306,007
2,580 Beaumont Financing Authority, California, Local Agency Revenue Bonds,
Improvement Area 7A-1, Series 2015A, 5.000%, 9/01/45
9/25 at 100.00 2,589,968
Beaumont Unified School District, California, Special Tax Bonds,
Community Facilities District 2020-1, Improvement Area 2 Series 2023:
660 5.000%, 9/01/48 9/29 at 103.00 659,147
875 5.000%, 9/01/53 9/29 at 103.00 863,792
Beaumont, California, Special Tax Bonds, Community Facilities District
2016-1 Fairway Canyon, Series 2019:
300 5.000%, 9/01/44 9/25 at 103.00 305,231
400 5.000%, 9/01/49 9/25 at 103.00 404,914
1,115 Beaumont, California, Special Tax Bonds, Community Facilities District
93-1 Improvement Area 17C, Series 2018, 5.000%, 9/01/48
9/25 at 103.00 1,128,994
1,900 Blythe Redevelopment Agency Successor Agency, California, Tax
Allocation Bonds, Redevelopment Project 1, Refunding Series 2015,
5.000%, 5/01/38
11/25 at 100.00 1,917,935
1,500 Brea Redevelopment Agency, Orange County, California, Tax Allocation
Bonds, Project Area AB, Series 2003, 0.000%, 8/01/28 - AMBAC Insured
No Opt. Call 1,270,473
1,700 Brentwood Infrastructure Financing Authority, California, Infrastructure
Revenue Bonds, Refunding Subordinated Series 2014B, 5.000%, 9/02/36
9/24 at 100.00 1,702,485
4,095 California Community College Financing Authority, Lease Revenue Bonds,
Refunding Series 2003, 0.000%, 6/01/33 - AMBAC Insured
No Opt. Call 2,769,874
1,070 California Municipal Finance Authority, 5.000%, 9/01/49 , (WI/DD) 9/31 at 103.00 1,071,986
California Municipal Finance Authority, Special Tax Revenue Bonds, Bold
Program, Series 2021A:
1,095 4.000%, 9/01/46 9/28 at 103.00 952,242
1,505 4.000%, 9/01/51 9/28 at 103.00 1,263,031
3,990 California Municipal Finance Authority, Special Tax Revenue Bonds, Bold
Program, Series 2022C, 6.250%, 9/01/52
9/29 at 103.00 4,208,550
3,000 California Municipal Finance Authority, Special Tax Revenue Bonds, Bold
Program, Series 2022D, 6.125%, 9/01/52
9/29 at 103.00 3,125,487
1,000 California Municipal Finance Authority, Special Tax Revenue Bonds, Bold
Program, Series 2024A, 5.125%, 9/01/54
9/30 at 103.00 1,000,967
1,000 California Municipal Finance Authority, Special Tax Revenue Bonds,
Community Facilities District 2020-06, Series 2022B, 6.000%, 9/01/52
9/29 at 103.00 1,048,490
2,160 California Municipal Finance Authority, Special Tax Revenue Bonds,
Community Facilities District 2020-6, County of Placer-PV400, Series 2022,
5.250%, 9/01/52
9/29 at 103.00 2,177,662
California Municipal Finance Authority, Special Tax Revenue Bonds,
Community Facilities District 2023-11 Improvement Area A Hesperia
Silverwood, Series 2024:
340 5.000%, 9/01/49 , (WI/DD) 9/31 at 103.00 335,859
800 5.000%, 9/01/54 , (WI/DD) 9/31 at 103.00 787,594
California Municipal Finance Authority, Special Tax Revenue Bonds,
Community Facilities District 2023-5, Improvement Area 1 Series 2023:
400 5.250%, 9/01/43 9/30 at 103.00 405,792
1,060 5.625%, 9/01/53 9/30 at 103.00 1,085,285
345 California Statewide Communities Development Authority, Special
Tax Bonds, Community Facilities District 2007-1 Orinda Wilder Project,
Refunding Series 2015, 5.000%, 9/01/37
9/25 at 100.00 348,484

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2012-02, Manteca Lifestyle Center,
Series 2013A:
$ 1,000 5.000%, 9/01/33 7/24 at 100.00 $ 1,000,736
2,000 5.125%, 9/01/42 7/24 at 100.00 2,000,809
3,420 California Statewide Communities Development Authority, Special
Tax Bonds, Community Facilities District 2015-01 Improvement Area 2
University District, Series 2017, 5.000%, 9/01/47
9/27 at 100.00 3,454,883
2,500 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2015-2 Rio Bravo, Series 2015A,
5.625%, 9/01/45
9/25 at 100.00 2,528,316
3,000 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2016-02 Delta Coves, Series 2019,
5.000%, 9/01/49
9/29 at 100.00 3,032,067
5,250 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2017-01 Horse Creek, Series 2018,
5.000%, 9/01/48
9/28 at 100.00 5,323,965
1,200 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2018-02, McSweeny, Improvement
Area 1 Series 2023, 5.250%, 9/01/53
9/30 at 103.00 1,185,036
340 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2020-02 Improvement Area 2 Atwell,
Series 2022, 5.250%, 9/01/52
9/32 at 100.00 341,192
California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2020-02 Improvement Area 3 Atwell,
Series 2024:
475 5.000%, 9/01/49 9/30 at 103.00 473,232
650 5.000%, 9/01/54 9/30 at 103.00 643,878
2,000 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2021-01 Meadowlands, Series 2021-
01, 4.000%, 9/01/51
9/31 at 100.00 1,647,796
2,000 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2021-02 Citro, Series 2023, 5.000%,
9/01/53
9/30 at 103.00 2,034,802
1,635 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2022-07, Improvement Area Number
1, Watson Ranch, Series 2023, 5.000%, 9/01/53
9/30 at 103.00 1,616,512
California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Refunding Series
2015R-1:
3,510 5.000%, 9/02/35 9/25 at 100.00 3,551,191
1,120 5.000%, 9/02/40 9/25 at 100.00 1,126,573
480 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2011A,
8.000%, 9/02/41
6/24 at 100.00 455,941
2,275 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2014A,
5.000%, 9/02/43
7/24 at 100.00 2,275,622
2,060 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2014B, 5.000%,
9/02/44
9/24 at 100.00 2,061,763
2,240 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2016A,
5.000%, 9/02/45
9/26 at 100.00 2,259,204
California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2016B:
1,690 5.000%, 9/02/36 9/26 at 100.00 1,722,691
3,310 5.000%, 9/02/46 9/26 at 100.00 3,330,343
480 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2017A,
5.000%, 9/02/46
9/27 at 100.00 485,189

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 375 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2017B, 5.000%,
9/02/47
9/27 at 100.00 $ 381,882
920 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2018B, 5.000%,
9/02/48
9/28 at 100.00 928,027
725 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2019C,
5.000%, 9/02/44
9/29 at 100.00 733,552
850 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2020A,
4.000%, 9/02/50
9/30 at 100.00 694,424
California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2022C:
1,495 5.125%, 9/02/42 9/32 at 100.00 1,482,488
1,990 5.375%, 9/02/52 9/32 at 100.00 1,978,116
3,965 California Statewide Communities Development Authority, Statewide
Infrastructure Program Revenue Bonds, Series 2020C, 4.000%, 9/02/40
9/30 at 100.00 3,462,158
1,085 Cathedral City Public Financing Authority, California, Tax Allocation Bonds,
Merged Redevelopment Project, Series 2000A, 0.000%, 8/01/33 - NPFG
Insured
No Opt. Call 738,485
740 Chino, California, Special Tax Bonds, Community Facilities District 2003-3
Improvement Area 10, Series 2024., 5.000%, 9/01/54
9/31 at 103.00 740,493
Chula Vista, California, Special Tax Bonds, Community Facilities District
16-I Millenia Improvement Area 1, Series 2018:
895 5.000%, 9/01/43 9/25 at 103.00 913,063
1,115 5.000%, 9/01/48 9/25 at 103.00 1,128,994
320 City of Dublin, California, Community Facilities District No. 2015-1, Dublin
Crossing, Improvement Area No. 1, Special Tax Bonds, Series 2017,
5.000%, 9/01/47
9/27 at 100.00 322,976
Compton Public Finance Authority, California, Lease Revenue Bonds,
Refunding & Various Capital Projects, Series 2008:
410 5.250%, 9/01/27 - AMBAC Insured 7/24 at 100.00 410,265
210 5.000%, 9/01/32 - AMBAC Insured 7/24 at 100.00 210,041
670 Corona, California, Special Tax Bonds, Community Facilities District
2002-1 Dos Lagos Improvement Area 1, Refunding Series 2017, 5.000%,
9/01/37
9/24 at 103.00 688,849
Corona, California, Special Tax Bonds, Community Facilities District 2018-1
Bedford, Series 2018A:
2,155 5.000%, 9/01/43 9/24 at 103.00 2,192,191
1,250 5.000%, 9/01/48 9/24 at 103.00 1,264,871
345 Corona, California, Special Tax Bonds, Community Facilities District 2018-
2 Sierra Bella, Series 2022A, 5.000%, 9/01/51
9/29 at 103.00 350,382
Dixon, California, Special Tax Bonds, Community Facilities District 2019-1
Homestead, Improvement Area 2, Series 2024:
625 5.000%, 9/01/46 , (WI/DD) 9/31 at 103.00 632,190
1,000 5.000%, 9/01/54 , (WI/DD) 9/31 at 103.00 1,002,257
Dublin Community Facilities District 2015-1 Dublin Crossing, California,
Special Tax Bonds,  Improvement Area 4, Series 2022:
1,000 5.500%, 9/01/47 9/29 at 103.00 1,024,182
1,000 5.500%, 9/01/51 9/29 at 103.00 1,018,621
1,250 Dublin Community Facilities District 2015-1 Dublin Crossing, California,
Special Tax Bonds,  Improvement Area 5, Series 2023, 5.375%, 9/01/51
9/29 at 103.00 1,261,251
6,300 Dublin Community Facilities District 2015-1 Dublin Crossing, California,
Special Tax Bonds, Improvement  Area 2, Series 2019, 5.000%, 9/01/39
9/26 at 103.00 6,515,473
250 El Dorado County, California, Special Tax Bonds, Community Facilities
District 2005-2, Series 2006, 5.100%, 9/01/36
9/24 at 100.00 250,648
Elsinore Valley Municipal Water District, California, Special Tax Bonds,
Community Facilities District 2020-1 Horsethief Area 1A, Series 2021A:
1,685 (c) 4.000%, 9/01/41 9/28 at 103.00 1,488,329
1,245 (c) 4.000%, 9/01/51 9/28 at 103.00 1,013,306

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
Elsinore Valley Municipal Water District, California, Special Tax Bonds,
Community Facilities District 2020-1 Horsethief Improvement Area 2A,
Series 2021A:
$ 1,565 (c) 4.000%, 9/01/41 9/28 at 103.00 $ 1,382,335
2,325 (c) 4.000%, 9/01/51 9/28 at 103.00 1,895,203
430 Fairfield, California, Special Tax Bonds, Community Facilities District 2007-
1 Fairfield Commons Project, Series 2008, 6.875%, 9/01/38
9/24 at 100.00 433,023
Folsom Ranch Financing Authority, California, Special Tax Revenue Bonds,
Folsom Community Facilities District 20 Russell Ranch, Series 2020:
1,250 5.125%, 9/01/47 9/29 at 103.00 1,260,754
1,300 5.125%, 9/01/52 9/29 at 103.00 1,301,549
1,075 Folsom Ranch Financing Authority, California, Special Tax Revenue Bonds,
Folsom Community Facilities District 23 Folsom Ranch Improvement Area
1, Series 2020, 4.000%, 9/01/45
9/27 at 103.00 915,048
4,000 Folsom Ranch Financing Authority, California, Special Tax Revenue Bonds,
Folsom Community Facilities District 23 Folsom Ranch Improvement Area
1, Series 2022, 5.000%, 9/01/52
9/29 at 103.00 3,960,321
Folsom Ranch Financing Authority, California, Special Tax Revenue Bonds,
Folsom Community Facilities District 23 Folsom Ranch Improvement Area
2, Series 2024:
400 5.000%, 9/01/49 9/30 at 103.00 397,379
460 5.000%, 9/01/53 9/30 at 103.00 455,491
1,000 Folsom Ranch Financing Authority, California, Special Tax Revenue Bonds,
Series 2022, 5.000%, 9/01/52
9/29 at 103.00 1,000,867
Folsom, California, Special Tax Bonds, Community Facilities District 16
Islands at Parkshore Improvement Area 1, Series 2018:
500 4.000%, 9/01/43 7/24 at 103.00 448,871
1,545 4.000%, 9/01/48 7/24 at 103.00 1,327,530
Fontana, California,  Special Tax Bonds, Community Facilities District 106,
Mountain View, Series 2022:
375 4.250%, 9/01/38 9/29 at 103.00 362,354
500 4.500%, 9/01/43 9/29 at 103.00 478,781
4,040 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Revenue Bonds, Series 2022A-1, 5.000%,
6/01/51
12/31 at 100.00 4,155,899
Hemet Unified School District, Riverside County, California, Special Tax
Bonds, Community Facilities District 2021-7, Series 2023:
1,000 5.000%, 9/01/43 9/30 at 103.00 1,020,642
1,000 5.000%, 9/01/53 9/30 at 103.00 994,732
375 HTA Claas 6, Puerto Rico Highway and Transportation Authority Highway
Revenue Bonds, Series 2022, 5.250%, 7/01/38
6/24 at 100.00 375,275
1,030 Imperial, California, Special Tax Bonds, Community Facilities District 2005-
1 Springfield, Series 2015A, 5.000%, 9/01/36
9/25 at 100.00 1,041,483
155 Indio Redevelopment Agency, California, Tax Allocation Bonds, Merged
Area Redevelopment Project, Subordinate Lien Refunding Series 2008A,
5.250%, 8/15/28
7/24 at 100.00 155,305
500 Irvine, California, Special Tax Bonds, Community Facilities District 2013-3
Great Park, Improvement Area 1, Refunding Series 2014, 5.000%, 9/01/39
9/24 at 100.00 500,874
3,380 Jurupa Unified School District, California, Special Tax Bonds, Community
Facilities District 9, Series 2015A, 5.000%, 9/01/45
9/25 at 100.00 3,393,059
1,220 Lake Elsinore Unified School District, California, Special Tax Bonds,
Community Facilities District 2004-2, Series 2005, 5.350%, 9/01/35
9/24 at 100.00 1,224,064
1,000 Lake Elsinore Unified School District, California, Special Tax Bonds,
Community Facilities District 2006-2 Improvement Area B, Series 2018,
4.000%, 9/01/48
9/24 at 100.00 879,691
475 Lake Elsinore, California, Special Tax Bonds, Community Facilities District
2006-1 Summerly Improvement Area KK, Series 2021, 4.000%, 9/01/42
9/28 at 103.00 428,276
600 Lammersville Joint Unified School District, San Joaquin County, California,
Special Tax Bonds, Community Facilities District 2014-1 Improvement
Area 1 Mountain House School Facilities, Series 2017, 5.000%, 9/01/47
9/27 at 100.00 604,144

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
Lathrop, California, Special Tax Bonds, Community Facilities District 2018-
1 Central Lathrop Specific Plan Improvement Areas 5, Series 2019:
$ 595 5.650%, 9/01/38 9/26 at 103.00 $ 602,900
945 5.750%, 9/01/43 9/26 at 103.00 950,807
Lee Lake Public Financing Authority, California, Junior Lien Revenue
Bonds, Series 2013B:
775 5.125%, 9/01/28 7/24 at 100.00 775,515
390 5.250%, 9/01/32 7/24 at 100.00 390,337
Lincoln, California, Special Tax Bonds, Community Facilities District 2005-1
Sorrento Project, Series 2014A:
925 5.000%, 9/01/39 9/24 at 100.00 926,140
1,815 5.000%, 9/01/43 9/24 at 100.00 1,816,448
1,750 Los Angeles County Community Facilities District 2021-01, California,
Special Tax Bond, Valencia-Facilities Improvement Area 1, Series 2022,
5.000%, 9/01/47
9/29 at 103.00 1,753,942
8,660 Madera County, California, Special Tax Bonds, Community Facilities
District 2021-1 Tesoro Viejo II Improvement Area 1, Series 2022, 5.750%,
9/01/53
9/29 at 103.00 8,403,959
2,022 Manteca Unified School District, San Joaquin County, California,
Certificates of Participation, Series 2004, 0.000%, 9/15/33 - NPFG Insured
No Opt. Call 1,388,690
450 Marina Redevelopment Agency Successor Agency, California, Housing
Tax Allocation Bonds, Series 2018B, 5.000%, 9/01/38
9/25 at 103.00 462,174
3,000 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/39
10/32 at 100.00 3,113,509
Menifee Union School District, Riverside County, California, Special Tax
Bonds, Community Facilities District 2006-1, Series 2014:
500 4.125%, 9/01/39 9/24 at 100.00 474,473
500 4.250%, 9/01/44 9/24 at 100.00 460,234
500 Menifee Union School District, Riverside County, California, Special Tax
Bonds, Community Facilities District 2011-1, Improvement Area 6, Series
2021, 4.000%, 9/01/50
9/28 at 103.00 433,245
Menifee Union School District, Riverside County, California, Special Tax
Bonds, Community Facilities District 2011-1, Improvement Area 7, Series
2021:
1,325 5.125%, 9/01/47 9/29 at 103.00 1,339,076
2,000 5.250%, 9/01/52 9/29 at 103.00 2,024,401
1,000 Menifee Union School District, Riverside County, California, Special Tax
Bonds, Community Facilities District 2014-2, Series 2017, 5.000%, 9/01/47
9/24 at 103.00 1,010,500
Menifee Union School District, Riverside County, California, Special Tax
Bonds, Community Facilties District 2011-1, Improvement Area 1, Series
2015:
2,000 5.000%, 9/01/39 9/24 at 100.00 2,003,102
500 4.250%, 9/01/44 9/24 at 100.00 462,054
1,000 5.000%, 9/01/44 9/24 at 100.00 1,000,918
1,000 Menifee Union School District, Riverside County, California, Special Tax
Bonds, Community Facilties District 2016-1, Improvement Area B, Series
2022, 4.625%, 9/01/52
9/29 at 103.00 931,242
750 Menifee, California, Special Tax Bonds, Community Facilities District 2021-
1, Banner Park Series 2023A, 5.000%, 9/01/53
9/29 at 103.00 740,393
Menifee, California, Special Tax Bonds, Community Facilities District 2022-
1, Quartz Ranch Series 2023A:
700 5.000%, 9/01/48 9/30 at 103.00 705,168
1,000 5.000%, 9/01/53 9/30 at 103.00 994,732
835 Moorpark, California, Special Tax Bonds, Community Facilities District
2004-1, Refunding Junior Lien Series 2014B, 5.000%, 9/01/33
9/24 at 100.00 836,904
970 Moreno Valley Unified School District, Riverside County, California, Special
Tax Bonds, Community Facilities District 2015-2, Series 2019, 5.000%,
9/01/48
9/25 at 103.00 978,458
1,085 Moreno Valley Unified School District, Riverside County, California, Special
Tax Bonds, Community Facilities District 2015-3, Series 2019, 4.000%,
9/01/44
9/25 at 103.00 962,765
825 Murrieta, California, Special Tax Bonds, Community Facilities District 2005-
5 Golden City Improvement Area A, Series 2017, 5.000%, 9/01/46
9/27 at 100.00 836,144

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
Northstar Community Services District, California, Special Tax Bonds,
Community Facilities District 1, Refunding Series 2005:
$ 980 (e) 1.908%, 9/01/28 9/24 at 100.00 $ 254,925
2,927 (e) 1.943%, 9/01/36 9/24 at 100.00 760,912
1,250 Oceanside, California, Special Tax Bonds, Community Facilities District
2006-1, Pacific Coast Business Park, Series 2017, 5.000%, 9/01/38
9/25 at 102.00 1,275,993
1,200 Ontario, California, Special Tax Bonds, Community Facilities District 28
New Haven Facilities - Area A, Series 2017, 5.000%, 9/01/47
9/24 at 103.00 1,211,161
845 Ontario, California, Special Tax Bonds, Community Facilities District 55
Parklane Facilities, Series 2022, 5.000%, 9/01/53
9/29 at 103.00 835,445
Orange County, California, Special Tax Bonds, Community Facilities
District 2021-1 Rienda, Series 2022A:
350 5.000%, 8/15/42 8/29 at 103.00 355,960
3,400 5.000%, 8/15/47 8/29 at 103.00 3,409,905
500 Orange County, California, Special Tax Bonds, Community Facilities
District 2023-1 Rienda Phase 2B, Series 2023A, 5.500%, 8/15/53
8/31 at 102.00 509,202
Palm Desert, California, Special Tax Bonds, Community Facilities District
2021-1 University Park, Series 2021:
315 3.000%, 9/01/31 9/28 at 103.00 284,364
1,340 4.000%, 9/01/51 9/28 at 103.00 1,112,515
1,230 Palmdale Community Redevelopment Agency, California, Tax Allocation
Bonds, Merged Redevelopment Project Areas, Series 2002, 0.000%,
12/01/30 - AMBAC Insured
No Opt. Call 962,007
2,990 Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los
Medanos Community Development Project, Series 1999, 0.000%, 8/01/27
- AMBAC Insured
No Opt. Call 2,645,747
3,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1, 4.750%, 7/01/53
7/28 at 100.00 2,981,162
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2:
4,645 4.329%, 7/01/40 7/28 at 100.00 4,630,466
2,610 4.536%, 7/01/53 7/28 at 100.00 2,506,451
2,670 4.784%, 7/01/58 7/28 at 100.00 2,646,383
1,200 Rancho Cardova, California, Special Tax Bonds, Community Facilities
District 2005-1 Sunridge North Douglas Series 2015, 5.000%, 9/01/40
9/25 at 100.00 1,207,750
1,590 Rancho Cordova, California, Special Tax Bonds, Communities Facilities
District 2014-1 Montelena, Series 2022, 5.000%, 9/01/42
9/28 at 103.00 1,608,581
Rancho Cordova, California, Special Tax Bonds, Community Facilities
District 2022-1 Arista Del Sol, Improvement Area 1 Series 2023:
250 5.000%, 9/01/38 9/29 at 103.00 255,159
525 5.125%, 9/01/43 9/29 at 103.00 532,505
1,300 5.375%, 9/01/53 9/29 at 103.00 1,317,238
1,400 Rancho Mirage, California, Special Tax Bonds, Community Facilities
District 5 Section 31, Improvement Area 1 Series 2024A, 5.000%, , (WI/
DD)
No Opt. Call 1,402,044
Redwood City Redevelopment Agency, California, Tax Allocation Bonds,
Project Area 2, Series 2003A:
1,755 0.000%, 7/15/29 - AMBAC Insured No Opt. Call 1,444,741
1,260 0.000%, 7/15/31 - AMBAC Insured No Opt. Call 964,899
1,185 Rio Vista, California, Special Tax Bonds, Community Faciliites District 2018-
1 Liberty Community, Series 2018-1, 5.000%, 9/01/48
9/25 at 103.00 1,195,333
1,185 River Islands Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 2003-1 Improvement Area 1, Refunding
Series 2022A-1, 4.250%, 9/01/47 - AGM Insured
9/29 at 103.00 1,185,664
River Islands Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 2003-1 Improvement Area 1, Subordinate
Series 2022B-2:
1,000 5.000%, 9/01/42 9/29 at 103.00 981,635
1,525 5.250%, 9/01/47 9/29 at 103.00 1,521,776
2,015 5.000%, 9/01/52 9/29 at 103.00 1,888,774
1,000 River Islands Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 2019-1 Phase 2 Public Improvements, Series
2019, 4.000%, 9/01/46
9/26 at 103.00 830,679

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 1,295 Riverside County Asset Leasing Corporation, California, Leasehold
Revenue Bonds, Riverside County Hospital Project, Series 1997, 0.000%,
6/01/26 - NPFG Insured
No Opt. Call $ 1,198,145
2,115 Riverside County, California, Special Tax Bonds, Community Facilities
District 03-1 Newport Road, Series 2014, 5.000%, 9/01/30
9/24 at 100.00 2,119,907
870 Riverside County, California, Special Tax Bonds, Community Facilities
District 04-2 Lake Hill Crest, Series 2012, 5.000%, 9/01/35
9/24 at 100.00 872,506
660 Riverside County, California, Special Tax Bonds, Community Facilities
District 05-8 Scott Road, Series 2013, 5.000%, 9/01/32
9/24 at 100.00 661,901
Riverside County, California, Special Tax Bonds, Community Facilities
District 07-2 Clinton Keith, Series 2017:
1,000 5.000%, 9/01/42 9/27 at 100.00 1,013,186
535 5.000%, 9/01/45 9/27 at 100.00 540,208
Rocklin Unified School District, Placer County, California, Special Tax
Bonds, Community Facilities District 2, Series 2007:
1,010 0.000%, 9/01/34 - NPFG Insured No Opt. Call 673,607
1,155 0.000%, 9/01/35 - NPFG Insured No Opt. Call 741,698
815 Rocklin, Placer County, California, Special Tax Bonds, Community Facilities
District 10 Whitney Ranch, Series 2015, 5.000%, 9/01/39
9/25 at 100.00 823,425
935 Rohnert Park Community Development Agency, California, Tax Allocation
Bonds, Series 1999, 0.000%, 8/01/33
No Opt. Call 652,003
2,635 Romoland School District, California, Special Tax Bonds, Community
Facilities District 2004-1 Heritage Lake Improvement Area 3, Series 2013,
5.000%, 9/01/43
7/24 at 100.00 2,635,554
Roseville, California, Special Tax Bonds, Community Facilities District 1
Creekview Improvement Area 2, Series 2023:
480 5.000%, 9/01/43 9/29 at 103.00 478,735
1,500 5.250%, 9/01/53 9/29 at 103.00 1,490,089
1,050 Roseville, California, Special Tax Bonds, Community Facilities District 1
Hewlett Parkard Campus Oaks, Series 2016, 5.500%, 9/01/46
9/26 at 100.00 1,063,258
Roseville, California, Special Tax Bonds, Community Facilities District 1
Ranch at Sierra Vista, Public Facilities Series 2023:
1,000 5.000%, 9/01/43 9/30 at 103.00 1,012,415
1,150 5.000%, 9/01/53 9/30 at 103.00 1,128,401
625 Roseville, California, Special Tax Bonds, Community Facilities District 1
Villages at Sierra Vista, Series 2022, 4.500%, 9/01/52
9/29 at 103.00 559,207
1,100 Roseville, California, Special Tax Bonds, Community Facilities District 1
Westbrook, Series 2014, 5.000%, 9/01/34
9/24 at 100.00 1,102,041
1,500 (c) Roseville, California, Special Tax Bonds, Community Facilities District 5
Fiddyment Ranch Public Facilities, Series 2017, 5.000%, 9/01/47
9/27 at 100.00 1,506,334
2,755 Roseville, California, Special Tax Bonds, SVSP Westpark-Federico
Community Facilities District 1, Series 2022, 5.000%, 9/01/52
9/29 at 103.00 2,707,354
230 Sabal Palm Community Development District, Florida, Special Assessment
Bonds, Series 2016, 5.500%, 11/01/46
11/26 at 100.00 231,858
1,510 (c),(d) Sacramento City Financing Authority California, Lease Revenue Bonds,
Master Lease Program Facilities Projects, Tender Option Bond Trust 2016-
XG0100, 9.647%, 12/01/33 - AMBAC Insured, (IF)
No Opt. Call 2,382,303
Sacramento City Financing Authority, California, Tax Allocation Revenue
Bonds, Merged Downtown Sacramento and Oak Park Projects, Series
2005A:
4,295 0.000%, 12/01/31 - FGIC Insured No Opt. Call 3,207,789
4,435 0.000%, 12/01/32 - FGIC Insured No Opt. Call 3,172,721
265 Sacramento, California, Special Tax Bonds, Community Facilities District
05-1 College Square, Series 2007, 5.900%, 9/01/37
9/24 at 100.00 266,145
1,600 (c) Sacramento, California, Special Tax Bonds, Community Facilities District
2018-01 Railyards, Improvements Series 2022, 5.375%, 9/01/52
9/29 at 103.00 1,615,676
Sacramento, California, Special Tax Bonds, North Natomas Community
Facilities District 7, Series 2017-01:
710 (c) 5.000%, 9/01/37 9/24 at 103.00 728,453
1,900 (c) 5.000%, 9/01/47 9/24 at 103.00 1,916,533
428 (e) Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Grace Lofts
Redevelopment Projects, Series 2007A, 2.100%, 12/31/26
No Opt. Call 18,832

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 1,485 San Bernardino Community Facilities District Number 2020-1, California,
Special Tax Bonds, Series 2022, 4.500%, 9/01/52
9/29 at 103.00 $ 1,320,656
360 San Bernardino County Financing Authority, California, Revenue Bonds,
Courthouse Facilities Project, Series 2007, 5.500%, 6/01/37 - NPFG
Insured
No Opt. Call 361,436
550 San Bernardino County, California, Special Tax Bonds, Community
Facilities District 2006-1 Lytle Creek North Improvement Area 1, Series
2015, 5.000%, 9/01/40
9/25 at 100.00 553,022
San Francisco City and County Infrastructure and Revitalization Financing
District 1 Treasure Island, California, Tax Increment Revenue Bonds,
Facilities Increment Series 2023A:
905 (c) 5.000%, 9/01/43 9/33 at 100.00 855,626
1,525 (c) 5.500%, 9/01/53 9/33 at 100.00 1,472,417
1,500 (c) San Francisco City and County Infrastructure and Revitalization Financing
District 1 Treasure Island, California, Tax Increment Revenue Bonds,
Housing Increment Series 2022B, 5.000%, 9/01/52
9/32 at 100.00 1,367,811
830 San Francisco City and County Redevelopment Agency Successor
Agency, California, Special Tax Bonds, Community Facilities District 7,
Hunters Point Shipyard Phase One Improvements, Refunding Series 2014,
5.000%, 8/01/39
8/24 at 100.00 830,719
1,250 San Francisco City and County Redevelopment Agency Successor
Agency, California, Tax Allocation Bonds, Mission Bay South
Redevelopment Project, Series 2014A, 5.000%, 8/01/43
8/24 at 100.00 1,250,876
12,610 (c) San Francisco City and County Redevelopment Agency Successor
Agency, California, Tax Allocation Bonds, Mission Bay South
Redevelopment Project, Subordinate Series 2016D, 0.000%, 8/01/43
7/24 at 38.97 4,897,455
1,450 (c) San Francisco City and County Special Tax District 2020-1, California,
Special Tax Bonds, Mission Rock Facilities and Services, Series 2023B,
5.750%, 9/01/53
9/30 at 103.00 1,463,918
1,000 (c) San Francisco City and County Special Tax District 2020-1, California,
Special Tax Bonds, Mission Rock Facilities and Services, Shoreline Tax
Zone 1 Series 2023C, 5.750%, 9/01/53
9/30 at 103.00 1,009,599
11,755 (d) San Francisco City and County, California, Certificates of Participation, 49
South Van Ness Avenue Project, Green Series 2019A, 4.000%, 4/01/45,
(UB)
4/27 at 100.00 11,434,013
3,900 (c) San Francisco City and County, California, Development Special Tax
Bonds, Mission Rock Facilities and Services Special Tax District 2020-1,
Series 2021C, 4.000%, 9/01/51
9/28 at 103.00 3,135,895
San Francisco City and County, California, Special Tax Bonds, Community
Facilities District 2014-1 Transbay Transit Center, Green Series 2022A:
1,000 (d) 5.000%, 9/01/42, (UB) 9/32 at 100.00 1,045,561
1,735 (d) 5.000%, 9/01/47, (UB) 9/32 at 100.00 1,791,038
1,150 (d) 5.000%, 9/01/52, (UB) 9/32 at 100.00 1,175,965
2,900 San Francisco City and County, California, Special Tax Bonds, Community
Facilities District 2016-1 Treasure Island Improvement Area 1, Series 2020,
4.000%, 9/01/50
9/27 at 103.00 2,463,455
San Francisco City and County, California, Special Tax Bonds, Community
Facilities District 2016-1 Treasure Island Improvement Area 2, Series
2023A:
965 (c) 5.250%, 9/01/48 9/30 at 103.00 925,505
2,050 (c) 5.500%, 9/01/53 9/30 at 103.00 2,004,875
Santa Ana Financing Authority, California, Lease Revenue Bonds, Police
Administration and Housing Facility, Series 1994A:
55 6.250%, 7/01/24 No Opt. Call 55,094
5,000 Stockton, California, Special Tax Revenue Bonds, Community Facilities
District 19-1, Cannery Park II, Series 2022, 5.000%, 9/01/52
9/29 at 103.00 4,898,891
1,335 Sulphur Springs Union School District, California, Special Tax Bonds,
Community Facilities District 2006-1, Series 2018, 5.000%, 9/01/43
9/24 at 103.00 1,351,597
5,400 Sulphur Springs Union School District, California, Special Tax Bonds,
Community Facilities District 2014-1, Series 2022, 4.500%, 9/01/52
9/29 at 103.00 4,838,881
4,000 Tejon Ranch Public Facilities Financing Authority, California, Special Tax
Bonds, Community Facilities District 2008-1 Tejon Industrial Complex East
2012B, 5.250%, 9/01/42
7/24 at 100.00 4,002,378

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 2,000 Tejon Ranch Public Facilities Financing Authority, California, Special Tax
Bonds, Community Facilities District 2008-1, Tejon Industrial Complex
Public Improvements-East, Series 2015A, 5.000%, 9/01/45
9/25 at 100.00 $ 2,009,889
1,045 (c) Temecula Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 16-01, Series 2017, 6.250%, 9/01/47
9/27 at 100.00 1,084,996
1,750 Temecula Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 16-01, Series 2023A, 5.000%, 9/01/49
9/29 at 103.00 1,756,243
400 Temecula Valley Unified School District, Riverside County, California,
Special Tax Bonds, Community Facilities District 2011-1, Series 2014,
4.250%, 9/01/44
9/24 at 100.00 366,258
1,195 Tracy, California, Special Tax Bonds, Community Facilities District 2016-1
Tracy Hills,  Improvement Area 1, Series 2019, 5.000%, 9/01/49
9/25 at 103.00 1,196,462
2,700 Tracy, California, Special Tax Bonds, Community Facilities District 2016-1
Tracy Hills,  Improvement Area 2, Series 2023, 5.875%, 9/01/53
9/29 at 103.00 2,818,095
1,000 Val Verde Unified School District, California, Special Tax Bonds,
Community Facilities District 2018-2, Stratford Improvement Area 2 Series
2023, 5.000%, 9/01/54
9/29 at 103.00 987,530
700 Victor Valley Union High School District, San Bernardino County,
California, Special Tax Bonds, Community Facilities District 2007-1, Series
2013, 5.000%, 9/01/43
6/24 at 100.00 700,121
1,000 (c) Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2014C, 5.000%, 10/01/39
10/24 at 100.00 936,766
West Patterson Financing Authority, California, Special Tax Bonds,
Community Facilities District 2015-1 Arambel-KDN, Refunding Series
2015:
350 5.250%, 9/01/35 9/25 at 100.00 355,491
785 5.250%, 9/01/45 9/25 at 100.00 791,321
2,805 West Sacramento, California, Special Tax Bonds, Community Facilities
District 27 Bridge District, Refunding Series 2016, 5.000%, 9/01/40
9/26 at 100.00 2,832,342
5,605 West Sacramento, California, Special Tax Bonds, Community Facilities
District 27 Bridge District, Series 2017, 5.000%, 9/01/47
9/27 at 100.00 5,623,664
1,890 Westside Union School District, California, Special Tax Bonds, Community
Facilities District 2016-1 Improvement Area B, Series 2023, 5.250%,
9/01/52
9/29 at 103.00 1,831,457
1,445 William S. Hart Union High School District, Los Angeles County, California,
Special Tax Bonds, Community Facilities District 2015-1, Series 2017,
5.000%, 9/01/47
9/26 at 100.00 1,456,010
1,855 Woodland, California, Special Tax Bonds, Community Facilities District
2004-1 Spring Lake, Refunding & Capital Projects Series 2016, 4.000%,
9/01/45
9/26 at 100.00 1,658,411
290 (e) Yorkville United City Business District, Illinois, Storm Water and Water
Improvement Project Revenue Bonds, Series 2007, 4.800%, 1/01/27
6/24 at 100.00 121,800
Total Tax Obligation/Limited 342,068,723
Transportation - 9.7%
7,000 California Municipal Finance Authority, Special Facility Revenue Bonds,
United Airlines, Inc. Los Angeles International Airport Project, Series 2019,
4.000%, 7/15/29, (AMT)
No Opt. Call 6,955,336
10,845 (d) Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Senior Lien Series 2021A, 4.000%, 1/15/46,
(UB)
1/31 at 100.00 10,279,538
5,000 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Series 2013A, 0.000%, 1/15/37 - AGM Insured
No Opt. Call 3,035,287
2,500 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Term Rate Sub-Series 2013B-1, 3.950%,
1/15/53 - AGM Insured
7/27 at 100.00 2,351,118
Guam Port Authority, Port Revenue Bonds, Private Activity Series 2018B:
250 5.000%, 7/01/36, (AMT) 7/28 at 100.00 257,278
400 5.000%, 7/01/37, (AMT) 7/28 at 100.00 410,366
10,000 (d) Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2018C, 5.000%,
5/15/44, (AMT), (UB)
11/27 at 100.00 10,134,981

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Transportation (continued)
San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, International Senior Series 2023B:
$ 6,680 5.000%, 7/01/53, (AMT) 7/33 at 100.00 $ 6,884,178
10,000 (d) 5.250%, 7/01/58, (AMT), (UB) 7/33 at 100.00 10,477,064
San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Subordinate Series 2021B:
5,000 (d) 5.000%, 7/01/51, (AMT), (UB) 7/31 at 100.00 5,114,060
13,330 5.000%, 7/01/56, (AMT) 7/31 at 100.00 13,623,760
20,000 (d) San Francisco Airport Commission, California, Revenue Bonds, San
Francisco International Airport, Refunding Second Series 2023C, 5.750%,
5/01/48, (AMT), (UB)
5/33 at 100.00 22,051,300
5,165 (d) San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2018D, 5.000%, 5/01/48,
(AMT), (UB)
5/28 at 100.00 5,210,614
200 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2014B,
5.250%, 1/15/49
1/25 at 100.00 201,164
50 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Series 1997A, 0.000%,
1/15/31 - NPFG Insured
No Opt. Call 38,358
6,650 (d) San Jose, California, Airport Revenue Bonds, Refunding Series 2017A,
4.000%, 3/01/42 - BAM Insured, (AMT), (UB)
3/27 at 100.00 6,319,764
1,200 (c) West Indian Company Limited, Virgin Islands, Port Facilities Revenue
Bonds, WICO Financing, Series 2022B, 6.500%, 4/01/52, (AMT)
10/29 at 104.00 1,152,258
Total Transportation 104,496,424
U.S. Guaranteed - 0.2% (h)
Anaheim Public Financing Authority, California, Lease Revenue Bonds,
Public Improvement Project, Series 1997C:
2,320 0.000%, 9/01/35 - AGM Insured, (ETM) No Opt. Call 1,563,519
California School Finance Authority, California, Charter School Revenue
Bonds, Aspire Public Schools, Refunding Series 2016:
40 (c) 5.000%, 8/01/46, (Pre-refunded 8/01/25) 8/25 at 100.00 40,700
California School Finance Authority, Charter School Revenue Bonds,
Community High School Foundation Inc, Series 2017:
265 (c) 5.000%, 6/01/37, (Pre-refunded 6/01/27) 6/27 at 100.00 274,322
265 (c) 5.000%, 6/01/47, (Pre-refunded 6/01/27) 6/27 at 100.00 274,323
Santa Ana Financing Authority, California, Lease Revenue Bonds, Police
Administration and Housing Facility, Series 1994A:
55 6.250%, 7/01/24, (ETM) No Opt. Call 55,093
Total U.S. Guaranteed 2,207,957
Utilities - 17.3%
27,110 (d) California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2021B-1, 4.000%, 2/01/52, (Mandatory Put
8/01/31), (UB)
5/31 at 100.63 26,915,624
17,780 (d) California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2023F, 5.500%, 10/01/54, (Mandatory Put
11/01/30), (UB)
8/30 at 100.12 19,232,374
44,950 (d) California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2023G, 5.250%, 11/01/54, (Mandatory Put
4/01/30), (UB)
1/30 at 100.19 47,775,143
50,000 (d) California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2024A, 5.000%, 5/01/54, (Mandatory Put
4/01/32), (UB)
1/32 at 100.21 52,978,090
1,100 (c) California Pollution Control Financing Authority Water Furnishing Revenue
Bonds (Poseidon Resources (Channelside) LP Desalination Project), Series
2023 (AMT), 5.000%, 11/21/45, (AMT)
7/33 at 100.00 1,139,749
25 Long Beach Bond Finance Authority, California, Natural Gas Purchase
Revenue Bonds, Series 2007A, 5.500%, 11/15/28
No Opt. Call 26,044
50 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay
Contracts, Series 2009A, 6.500%, 11/01/39
No Opt. Call 61,889

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities (continued)
$ 360 Pico Rivera Water Authority, California, Revenue Bonds, Refunding Water
System Project, Series 1999A, 5.500%, 5/01/29 - NPFG Insured
No Opt. Call $ 374,206
3,000 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/47
7/30 at 100.00 3,031,158
5 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B, 5.000%, 7/01/37
7/31 at 100.00 5,205
8,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds, Federally
Taxable Build America Bonds, Series 2010YY, 6.125%, 7/01/40
7/24 at 100.00 2,917,840
1,140 Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding
National Series 2007VV, 5.250%, 7/01/34 - NPFG Insured
No Opt. Call 1,125,920
Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding
Series 2010DDD:
1,000 (e) 5.000%, 1/01/24 No Opt. Call 364,730
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010AAA:
3,000 (e) 5.250%, 7/01/27 7/24 at 100.00 1,094,190
1,020 (e) 5.250%, 7/01/31 7/24 at 100.00 372,025
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010ZZ:
275 (e) 5.250%, 7/01/25 7/24 at 100.00 100,301
1,000 (e) 5.250%, 7/01/26 7/24 at 100.00 364,730
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2013A:
2,925 (e) 5.050%, 1/01/24 7/23 at 100.00 1,066,835
1,415 (e) 4.800%, 7/01/29 7/24 at 100.00 516,093
2,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds, Taxable
Series 2010BBB, 5.400%, 7/01/28
7/24 at 100.00 729,460
25 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Refunding Series
2005SS, 4.625%, 7/01/30
7/24 at 100.00 9,118
85 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series 2003NN,
5.500%, 1/31/24
No Opt. Call 31,002
1,950 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series 2007TT,
5.000%, 7/01/32
7/24 at 100.00 711,224
Puerto Rico Electric Power Authority, Revenue Bonds, Series 2008WW:
915 (e) 5.375%, 1/01/24 0 at 100.00 333,728
1,000 (e) 5.250%, 7/01/33 7/24 at 100.00 364,730
295 (e) 5.500%, 7/01/38 7/24 at 100.00 107,595
500 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series 2010AAA,
5.250%, 7/01/24
7/24 at 100.00 182,365
Puerto Rico Electric Power Authority, Revenue Bonds, Series 2010CCC:
135 (e) 5.000%, 7/01/24 7/24 at 100.00 49,239
200 (e) 4.800%, 7/01/27 7/24 at 100.00 72,946
1,030 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series 2010DDD,
3.625%, 1/01/24
No Opt. Call 375,672
Puerto Rico Electric Power Authority, Revenue Bonds, Series 2010XX:
1,445 (e) 4.625%, 7/01/25 7/24 at 100.00 527,035
95 (e) 5.250%, 7/01/26 7/24 at 100.00 34,649
1,000 (e) 5.250%, 7/01/35 7/24 at 100.00 364,730
Puerto Rico Electric Power Authority, Revenue Bonds, Series 2010ZZ:
1,695 (e) 5.000%, 1/01/24 No Opt. Call 618,217
165 (e) 5.000%, 1/01/24 No Opt. Call 60,181
Puerto Rico Electric Power Authority, Revenue Bonds, Series 2013A:
220 (e) 7.250%, 7/01/30 7/24 at 100.00 80,241
4,430 (e) 6.750%, 7/01/36 7/24 at 100.00 1,615,754
5,385 (e) 5.000%, 7/01/42 7/24 at 100.00 1,964,071
2,380 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Taxable Series
2010EEE, 5.950%, 7/01/30
7/24 at 100.00 868,057
San Joaquin County, California, Revenue Bonds, CSA County Service Area
31, Refunding Series 2018A:
1,250 5.000%, 8/01/38 8/28 at 100.00 1,258,841
1,500 5.000%, 8/01/42 8/28 at 100.00 1,502,363

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities (continued)
$ 6,135 (d) Southern California Public Power Authority, California, Revenue Bonds,
Clean Energy Project Revenue Bonds, Series 2024A, 5.000%, 4/01/55,
(Mandatory Put 9/01/30), (UB)
6/30 at 100.24 $ 6,463,492
Southern California Public Power Authority, Natural Gas Project 1 Revenue
Bonds, Series 2007A:
1,000 5.000%, 11/01/29 No Opt. Call 1,022,287
220 5.000%, 11/01/33 No Opt. Call 226,525
2,190 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Bond Anticipation Notes, Taxable Series 2022A, 7.750%, 7/01/24
No Opt. Call 2,183,871
150 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Bond Anticipation Notes, Taxable Series 2022B, 10.000%, 7/01/24
No Opt. Call 149,763
5,020 (d) West County Facilities Financing Authority, California, Wastewater
Revenue Bonds, Green Series 2021, 4.000%, 6/01/46, (UB)
6/31 at 100.00 4,873,145
Total Utilities 186,242,447
Total Municipal Bonds
(cost $1,319,728,403) 1,280,626,412
Total Long-Term Investments
(cost $1,319,728,403) 1,280,626,412
Principal
Amount (000) Description(a) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  4.7%
X 50,560,000
REPURCHASE AGREEMENTS - 4.7%   X 50,560,000
$ 50,560 (i) Fixed Income Clearing Corporation 5.300% 6/03/24 $ 50,560,000
Total Repurchase Agreements
(cost $50,560,000) 50,560,000
Total Short-Term Investments
(cost $50,560,000) 50,560,000
Total Investments
(cost $1,370,288,403) - 124.0% 1,331,186,412
Floating Rate Obligations - (24.7)%   (265,450,000)
Other Assets & Liabilities, Net - 0.7% 7,749,582
Net Assets - 100% $ 1,073,485,994

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 1,280,442,838 $ 183,574 $ 1,280,626,412
Short-Term Investments:
Repurchase Agreements – 50,560,000 – 50,560,000
Total
$ – $ 1,331,002,838 $ 183,574 $ 1,331,186,412
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $394,920,471 or 29.7% of Total Investments.
(d) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(e) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(f) For fair value measurement disclosure purposes, investment classified as Level 3.
(g) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(h) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(i) Agreement with Fixed Income Clearing Corporation, 5.300% dated 5/31/24 to be repurchased at $50,582,331 on 6/3/24, collateralized by
Government Agency Securities, with coupon rate 0.625% and maturity date 7/15/32, valued at $51,571,212.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.
WI/DD When-issued or delayed delivery security.

Nuveen California Municipal Bond Fund
Portfolio of Investments May 31, 2024
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 98.7%
X
1,673,294,812
MUNICIPAL BONDS - 98.7%   X 1,673,294,812
Consumer Staples - 0.0%
$ 370 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020A, 4.000%, 6/01/49
6/30 at 100.00 $ 345,567
Total Consumer Staples 345,567
Education and Civic Organizations - 6.3%
5,000 California Educational Facilities Authority, Revenue Bonds, Chapman
University, Series 2015, 5.000%, 4/01/45
4/25 at 100.00 5,016,115
3,000 California Educational Facilities Authority, Revenue Bonds, University of
the Pacific, Refunding Series 2015, 5.000%, 11/01/36
11/25 at 100.00 3,036,165
California Educational Facilities Authority, Revenue Bonds, University of
the Pacific, Series 2023:
2,040 5.000%, 11/01/43 11/33 at 100.00 2,188,534
3,240 4.250%, 11/01/48 11/33 at 100.00 3,138,597
2,435 California Infrastructure and Economic Development Bank, Revenue
Bonds, California Science Center Phase III Project, Green Series 2021B,
4.000%, 5/01/41
11/31 at 100.00 2,383,724
3,000 California Infrastructure and Economic Development Bank, Revenue
Bonds, Los Angeles County Museum of Natural History Foundation, Series
2020, 4.000%, 7/01/50
7/30 at 100.00 2,904,711
500 California Municipal Finance Authority Charter School Revenue Bonds,
John Adams Academies, Inc. Project, Series 2015A, 5.250%, 10/01/45
7/24 at 101.00 497,422
1,275 California Municipal Finance Authority, Revenue Bonds, Goodwill
Industries of Sacramento Valley & Northern Nevada Project, Series 2014A,
5.000%, 1/01/35
1/25 at 100.00 1,084,125
California Municipal Finance Authority, Revenue Bonds, Linxs APM Project,
Senior Lien Series 2018A:
8,595 4.000%, 12/31/47, (AMT) 6/28 at 100.00 7,547,322
6,980 5.000%, 12/31/47, (AMT) 6/28 at 100.00 6,955,542
California School Finance Authority Charter School Revenue Bonds, Bright
Star Schools - Obligated Group, Series 2017:
920 (c) 5.000%, 6/01/27 No Opt. Call 926,696
250 (c) 5.000%, 6/01/54 6/27 at 100.00 238,882
2,935 (c) California School Finance Authority Charter School Revenue Bonds,
Fenton Schools - Obligated Group, Series 2020A, 5.000%, 7/01/50
7/27 at 100.00 2,771,640
California School Finance Authority, California, Charter School Revenue
Bonds, Aspire Public Schools, Refunding Series 2015A:
1,045 (c) 5.000%, 8/01/40 8/25 at 100.00 1,050,020
1,100 (c) 5.000%, 8/01/45 8/25 at 100.00 1,102,006
California School Finance Authority, California, Charter School Revenue
Bonds, Aspire Public Schools, Refunding Series 2016:
450 (c) 5.000%, 8/01/36 8/25 at 100.00 453,704
460 (c) 5.000%, 8/01/46 8/25 at 100.00 460,662
815 (c) California School Finance Authority, Charter School Revenue Bonds,
Aspire Public School - Obligated Group,Issue No.6, Series 2020A, 5.000%,
8/01/52
8/28 at 100.00 811,783
California School Finance Authority, Charter School Revenue Bonds,
Community High School Foundation Inc, Series 2017:
235 (c) 5.000%, 6/01/47 6/27 at 100.00 221,524
California School Finance Authority, Charter School Revenue Bonds,
Downtown College Prep - Obligated Group, Series 2016:
410 (c) 5.000%, 6/01/46 6/26 at 100.00 392,085
500 (c) 5.000%, 6/01/51 6/26 at 100.00 467,714
375 (c) California School Finance Authority, Charter School Revenue Bonds,
Kepler Neighborhood School, Series 2017A, 5.750%, 5/01/37
5/27 at 100.00 378,271

Nuveen California Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
$ 550 (c) California School Finance Authority, Charter School Revenue Bonds,
Partnerships to Uplift Communities Project, Refunding Social Series 2023,
5.500%, 8/01/43
8/33 at 100.00 $ 567,119
285 (c) California School Finance Authority, Charter School Revenue Bonds,
Rocketship Education Obligated Group, Series 2016A, 5.000%, 6/01/36
6/25 at 100.00 285,930
280 (c) California School Finance Authority, Charter School Revenue Bonds, Stem
Preparatory Schools Obligated Group, Series 2023A, 5.000%, 6/01/43
6/31 at 100.00 278,272
750 (c) California School Finance Authority, School Facility Revenue Bonds,
Alliance for College-Ready Public Schools Project, Series 2015A, 5.000%,
7/01/45
7/25 at 100.00 750,431
830 (c) California School Finance Authority, School Facility Revenue Bonds,
Alliance for College-Ready Public Schools Project, Series 2016A, 5.000%,
7/01/46
7/25 at 100.00 830,180
5,235 (c) California School Finance Authority, School Facility Revenue Bonds,
Alliance for College-Ready Public Schools Project, Series 2016C, 5.250%,
7/01/52
7/25 at 101.00 5,254,579
680 (c) California School Finance Authority, School Facility Revenue Bonds,
Granada Hills Charter High School Obligated Group, Series 2021A,
4.000%, 7/01/48
7/28 at 100.00 578,720
545 (c) California School Finance Authority, School Facility Revenue Bonds, Value
Schools, Refunding Series 2023A, 5.000%, 7/01/40
7/28 at 103.00 548,366
California State University, Systemwide Revenue Bonds, Series 2018A:
3,100 5.000%, 11/01/43 11/28 at 100.00 3,264,827
15,665 5.000%, 11/01/48 11/28 at 100.00 16,376,039
5,210 California State University, Systemwide Revenue Bonds, Series 2019A,
5.000%, 11/01/51
11/29 at 100.00 5,465,941
1,115 San Diego County, California, Limited Revenue Obligations, Sanford
Burnham Prebys Medical Discovery Institute, Series 2015A, 5.000%,
11/01/28
11/25 at 100.00 1,142,474
15,325 University of California, General Revenue Bonds, Limited Project Series
2017M, 5.000%, 5/15/47
5/27 at 100.00 15,809,465
11,620 University of California, General Revenue Bonds, Limited Project Series
2018O, 5.000%, 5/15/43
5/28 at 100.00 12,174,145
Total Education and Civic Organizations 107,353,732
Financials - 0.0%
7 Cofina Class 2 Trust Tax-Exempt Class 2047, Puerto Rico. Unit Exchanged
From Cusip 74529JAN5, 0.000%, 8/01/47
No Opt. Call 2,117
Total Financials 2,117
Health Care - 13.1%
California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2016B:
17,205 5.000%, 11/15/46 11/26 at 100.00 17,526,336
3,815 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2017A, 5.000%, 11/15/48
11/27 at 100.00 3,890,324
California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Series 2018A:
1,225 5.000%, 11/15/36 11/27 at 100.00 1,283,921
11,100 5.000%, 11/15/48 11/27 at 100.00 11,319,162
7,000 California Health Facilities Financing Authority, Revenue Bonds, Cedars-
Sinai Health System, Series 2021A, 4.000%, 8/15/48
8/31 at 100.00 6,783,816
3,850 California Health Facilities Financing Authority, Revenue Bonds, Children's
Hospital Los Angeles, Series 2017A, 5.000%, 8/15/47
8/27 at 100.00 3,896,767
4,750 California Health Facilities Financing Authority, Revenue Bonds, Children's
Hospital of Orange County, Series 2024A, 5.000%, 11/01/54
5/34 at 100.00 5,110,925
6,100 California Health Facilities Financing Authority, Revenue Bonds, City of
Hope National Medical Center, Series 2012A, 4.000%, 11/15/39
7/24 at 100.00 5,747,374
California Health Facilities Financing Authority, Revenue Bonds, City of
Hope National Medical Center, Series 2019:
7,850 4.000%, 11/15/45 11/29 at 100.00 7,419,561
2,700 5.000%, 11/15/49 11/26 at 100.00 2,728,626

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
California Health Facilities Financing Authority, Revenue Bonds,
CommonSpirit Health, Series 2020A:
$ 10,750 4.000%, 4/01/40 4/30 at 100.00 $ 10,571,803
3,175 4.000%, 4/01/45 4/30 at 100.00 3,049,895
36,320 4.000%, 4/01/49 4/30 at 100.00 33,905,860
2,055 California Health Facilities Financing Authority, Revenue Bonds,
CommonSpirit Health, Series 2024A, 5.000%, 12/01/54
6/34 at 100.00 2,169,055
3,940 California Health Facilities Financing Authority, Revenue Bonds, El Camino
Hospital, Refunding Series 2015A, 5.000%, 2/01/40
2/25 at 100.00 3,948,250
1,825 California Health Facilities Financing Authority, Revenue Bonds,
Providence Health & Services, Series 2014B, 5.000%, 10/01/44
10/24 at 100.00 1,826,441
250 California Municipal Finance Authority, Revenue Bonds, Eisenhower
Medical Center, Refunding Series 2017A, 5.000%, 7/01/47
7/27 at 100.00 248,796
California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A:
1,810 5.250%, 11/01/36 11/26 at 100.00 1,812,780
11,500 5.250%, 11/01/41 11/26 at 100.00 11,118,805
6,750 5.000%, 11/01/47 11/26 at 100.00 6,220,608
3,810 5.250%, 11/01/47 11/26 at 100.00 3,658,501
5,300 California Municipal Finance Authority, Reveue Bonds, Community
Medical Centers, Series 2017A, 5.000%, 2/01/47
2/27 at 100.00 5,302,883
2,950 California Municipal Financing Authority, Certificates of Participation,
Palomar Health, Series 2022A, 5.250%, 11/01/52 - AGM Insured
11/32 at 100.00 3,093,722
2,000 California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall
Hospital, Series 2017, 5.000%, 10/15/47
10/26 at 100.00 1,982,124
2,500 California Statewide Communities Development Authority, California,
Redlands Community Hospital, Revenue Bonds, Series 2016, 5.000%,
10/01/46
10/26 at 100.00 2,522,492
6,000 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A,
5.250%, 12/01/44
12/24 at 100.00 6,014,690
20,750 (c) California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.250%, 12/01/56
6/26 at 100.00 20,843,089
8,400 (c) California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2018A,
5.500%, 12/01/58
6/28 at 100.00 8,553,197
California Statewide Communities Development Authority, Revenue
Bonds, Adventist Health System/West, Series 2015A:
1,305 5.000%, 3/01/35 3/26 at 100.00 1,322,780
1,000 5.000%, 3/01/45 3/26 at 100.00 1,005,544
4,650 California Statewide Communities Development Authority, Revenue
Bonds, Adventist Health System/West, Series 2018A, 5.000%, 3/01/48
3/28 at 100.00 4,665,328
10,000 California Statewide Communities Development Authority, Revenue
Bonds, Marin General Hospital, Green Series 2018A, 4.000%, 8/01/45
6/24 at 100.00 8,549,958
1,365 California Statewide Community Development Authority, Health Revenue
Bonds, Enloe Medical Center, Refunding Series 2022A, 5.250%, 8/15/52 -
AGM Insured
8/32 at 100.00 1,449,276
California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005A:
22 (d),(e) 5.750%, 7/01/24 1/22 at 100.00 21,978
25 (d),(e) 5.750%, 7/01/30 1/22 at 100.00 25,269
2 (d),(e) 5.750%, 7/01/35 1/22 at 100.00 1,646
24 (d),(e) California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005G, 5.500%, 7/01/24
1/22 at 100.00 23,783
3,000 Kaweah Delta Health Care District, California, Revenue Bonds, Series
2015B, 5.000%, 6/01/40
6/25 at 100.00 2,837,190
5,000 Palomar Health System, California, Revenue Bonds, Refunding Series
2017, 5.000%, 11/01/42
11/27 at 100.00 4,563,533
1,630 Upland, California, Certificates of Participation, San Antonio Regional
Hospital, Series 2017, 5.000%, 1/01/47
1/28 at 100.00 1,647,729

Nuveen California Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
$ 2,800 Washington Township Health Care District, California, Revenue Bonds,
Series 2017A, 5.000%, 7/01/42
7/27 at 100.00 $ 2,803,376
Total Health Care 221,467,193
Housing/Multifamily - 14.4%
19,170 (c) California Community Housing Agency, California, Essential Housing
Revenue Bonds, Creekwood, Series 2021A, 4.000%, 2/01/56
8/31 at 100.00 12,768,550
15,920 (c) California Community Housing Agency, California, Essential Housing
Revenue Bonds, Glendale Properties, Junior Series 2021A-2, 4.000%,
8/01/47
8/31 at 100.00 12,804,725
26,675 (c) California Community Housing Agency, California, Essential Housing
Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A, 5.000%,
2/01/50
2/30 at 100.00 18,663,796
3,950 (c) California Community Housing Agency, California, Essential Housing
Revenue Bonds, Stoneridge Apartments, Series 2021A, 4.000%, 2/01/56
2/31 at 100.00 3,141,891
560 (c) California Community Housing Agency, California, Essential Housing
Revenue Bonds, Summit at Sausalito Apartments, Series 2021A-2, 4.000%,
2/01/50
8/32 at 100.00 418,389
440 (c) California Community Housing Agency, California, Essential Housing
Revenue Bonds, The Arbors, Series 2020A, 5.000%, 8/01/50
8/30 at 100.00 415,461
2,850 (c) California Community Housing Agency, California, Essential Housing
Revenue Bonds, Verdant at Green Valley Apartments, Series 2019A,
5.000%, 8/01/49
8/29 at 100.00 2,701,387
21,320 (c) California Community Housing Agency, Workforce Housing Revenue
Bonds, Annadel Apartments, Series 2019A, 5.000%, 4/01/49
4/29 at 100.00 17,635,661
10,971 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2019-2, 4.000%, 3/20/33
No Opt. Call 10,787,120
12,274 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2021-1, 3.500%, 11/20/35
No Opt. Call 11,461,723
1,501 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series2019-1, 4.250%, 1/15/35
No Opt. Call 1,457,875
9,740 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Social Certificates Series 2023-1, 4.375%, 9/20/36
No Opt. Call 9,630,554
California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Caritas Affordable Housing Inc Projects, Senior Series 2014A:
170 5.250%, 8/15/39 8/24 at 100.00 170,255
455 5.250%, 8/15/49 8/24 at 100.00 455,305
2,950 California Statewide Community Development Authority, Multifamily
Housing Revenue Senior Bonds, Westgate Courtyards Apartments, Series
2001X-1, 5.420%, 12/01/34 - AMBAC Insured, (AMT)
7/24 at 100.00 2,876,338
23,205 (c) CMFA Special Finance Agency I, California, Essential Housing Revenue
Bonds, The Mix at Center City, Series 2021A-2, 4.000%, 4/01/56
4/31 at 100.00 17,412,266
5,675 (c) CMFA Special Finance Agency, California, Essential Housing Revenue
Bonds, Enclave Apartments, Senior Series 2022A-1, 4.000%, 8/01/58
2/32 at 100.00 4,398,133
920 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 777 Place-Pomona, Senior Lien Series 2021A-1, 3.600%,
5/01/47
5/32 at 100.00 765,305
8,660 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 777 Place-Pomona, Senior Lien Series 2021A-2, 3.250%,
5/01/57
5/32 at 100.00 6,064,167
1,255 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Mezzanine Lien Series
2021B, 4.000%, 10/01/46
10/31 at 100.00 986,003
5,230 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Senior Lien Series 2021A,
4.000%, 10/01/56
10/31 at 100.00 4,477,496
26,965 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Altana Glendale, Series 2021A-2, 4.000%, 10/01/56
10/31 at 100.00 20,781,969
14,755 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Center City Anaheim, Series 2020A, 5.000%, 1/01/54
1/31 at 100.00 11,856,089
2,750 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Jefferson-Anaheim Series 2021A-1, 2.875%, 8/01/41
8/31 at 100.00 2,490,727

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Housing/Multifamily (continued)
$ 4,640 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Jefferson-Anaheim Series 2021A-2, 3.125%, 8/01/56
8/31 at 100.00 $ 3,412,364
3,205 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Millennium South Bay-Hawthorne, Series 2021A-1 and
A-2, 3.250%, 7/01/56
7/32 at 100.00 2,211,101
17,875 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Moda at Monrovia Station, Social Series 2021A-2,
4.000%, 10/01/56
10/31 at 100.00 13,077,107
CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Monterrey Station Apartments, Senior Lien Series
2021A-1:
1,615 (c) 3.000%, 7/01/43 7/32 at 100.00 1,257,781
4,750 (c) 3.125%, 7/01/56 7/32 at 100.00 3,175,508
395 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Orange City Portfolio, Mezzanine Lien Series 2021B,
4.000%, 3/01/57
3/32 at 100.00 288,063
15,375 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Parallel-Anaheim Series 2021A, 4.000%, 8/01/56
8/31 at 100.00 13,013,933
3,765 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Pasadena Portfolio Social Bond, Mezzanine Senior Series
2021B, 4.000%, 12/01/56
12/31 at 100.00 2,787,553
5,730 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Union South Bay, Series 2021A-2, 4.000%, 7/01/56
7/31 at 100.00 4,391,923
7,475 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Vineyard Gardens Apartments, Senior Lien Series 2021A,
3.250%, 10/01/58
4/32 at 100.00 5,108,905
2,100 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Waterscape Apartments, Mezzanine Lien Series 2021B,
4.000%, 9/01/46
9/31 at 100.00 1,726,563
3,995 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien
Series 2021A-1, 3.000%, 6/01/47
6/31 at 100.00 2,777,859
16,280 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien
Series 2021A-2, 3.125%, 6/01/57
6/31 at 100.00 9,619,798
2,100 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Mezzanine Lien Series 2021A-
2, 4.000%, 12/01/58
6/32 at 100.00 1,579,008
7,545 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Senior Lien Series 2021A-1,
3.000%, 12/01/49
6/32 at 100.00 5,194,650
520 Independent Cities Finance Authority, California, Mobile Home Park
Revenue Bonds, Palomar Estates West, Refunding Series 2015, 5.000%,
9/15/25
No Opt. Call 522,699
Total Housing/Multifamily 244,766,000
Long-Term Care - 0.1%
1,300 California Health Facilities Financing Authority, Revenue Bonds, Northern
California Presbyterian Homes & Services Inc., Refunding Series 2015,
5.000%, 7/01/39
7/25 at 100.00 1,315,880
Total Long-Term Care 1,315,880
Tax Obligation/General - 10.5%
1,000 Acalanes Union High School District, Contra Costa County, California,
General Obligation Bonds, Refunding Series 2010A, 0.000%, 8/01/26
No Opt. Call 926,591
5,570 (f) Bakersfield City School District, Kern County, California, General
Obligation Bonds, Series 2012C, 0.000%, 5/01/42
5/40 at 100.00 4,206,066
11,350 California State, General Obligation Bonds, Refunding Various Purpose
Series 2019, 5.000%, 4/01/25
No Opt. Call 11,493,020
California State, General Obligation Bonds, Various Purpose Series 2016:
2,500 5.000%, 9/01/45 9/26 at 100.00 2,561,606
835 5.000%, 9/01/46 9/26 at 100.00 854,955

Nuveen California Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
$ 22,700 California State, General Obligation Bonds, Various Purpose Series 2018,
5.000%, 10/01/47
4/26 at 100.00 $ 23,137,098
1,770 California State, General Obligation Bonds, Various Purpose Series 2020,
4.000%, 11/01/45
11/25 at 100.00 1,724,970
3,385 Chino Valley Unified School District, San Bernardino County, California,
General Obligation Bonds, 2016 Election Series 2020B, 5.000%, 8/01/55
8/30 at 100.00 3,552,853
4,900 Corona-Norco Unified School District, Riverside County, California,
General Obligation Bonds, Election 2014, Series 2019C, 4.000%, 8/01/49
8/28 at 100.00 4,817,284
5,165 Desert Community College District, Riverside County, California, General
Obligation Bonds, Election of 2016 Series 2024, 4.000%, 8/01/51
8/33 at 100.00 4,943,893
14,500 Grossmont Healthcare District, California, General Obligation Bonds,
Refunding Series 2015D, 4.000%, 7/15/40
7/25 at 100.00 14,232,154
2,745 Grossmont-Cuyamaca Community College District, California, General
Obligation Bonds, Refunding Series 2018, 4.000%, 8/01/47
8/28 at 100.00 2,716,595
7,000 Hacienda La Puente Unified School District, Los Angeles County,
California, General Obligation Bonds, 2016 Election, Series 2017A,
4.000%, 8/01/47
8/27 at 100.00 6,824,928
30 Long Beach Unified School District, Los Angeles County, California,
General Obligation Bonds, Election of 2008, Series 2009A, 5.500%,
8/01/29
7/24 at 100.00 30,036
6,225 Manteca Unified School District, San Joaquin County, California, General
Obligation Bonds, Election 2014 Series 2017B, 4.000%, 8/01/42
8/27 at 100.00 6,182,224
10,000 Marin Healthcare District, Marin County, California, General Obligation
Bonds, 2013 Election, Series 2015A, 4.000%, 8/01/40
8/25 at 100.00 9,687,649
4,040 Morgan Hill Unified School District, Santa Clara County, California,
General Obligation Bonds, Election 2012 Series 2017B, 4.000%, 8/01/47
8/27 at 100.00 4,016,195
2,290 Mount San Antonio Community College District, Los Angeles County,
California, General Obligation Bonds, Election of 2018, Series 2019A,
5.000%, 8/01/44
8/29 at 100.00 2,433,006
9,440 Paramount Unified School District, Los Angeles County, California,
General Obligation Bonds, Election 2006 Series 2011, 6.375%, 8/01/45
2/33 at 100.00 11,149,724
7,070 Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1,
0.000%, 7/01/33
7/31 at 89.94 4,695,454
30,295 San Francisco Bay Area Rapid Transit District, California, General
Obligation Bonds, Election of 2016, Green Series 2020C-1, 4.000%,
8/01/45
8/29 at 100.00 29,763,217
1,535 (f) San Leandro Unified School District, Alameda County, California, General
Obligation Bonds, Election 2006 Series 2010C, 0.000%, 8/01/39 - AGC
Insured
8/28 at 100.00 1,503,655
2,000 Victor Valley Union High School District, San Bernardino County,
California, General Obligation Bonds, 20008 Election Series 2009A,
5.750%, 8/01/31 - AGC Insured
8/26 at 100.00 2,097,278
10,000 Walnut Creek School District, Contra Costa County, California, General
Obligation Bonds, Election 2022 Series 2023A, 4.000%, 9/01/52
9/32 at 100.00 9,621,785
3,080 Washington Township Health Care District, Alameda County, California,
General Obligation Bonds, 2004 Election Series 2013B, 5.000%, 8/01/43
8/24 at 100.00 3,081,556
645 Washington Township Health Care District, Alameda County, California,
General Obligation Bonds, 2012 Election Series 2013A, 5.500%, 8/01/40
8/24 at 100.00 645,851
8,640 Washington Township Health Care District, Alameda County, California,
General Obligation Bonds, 2012 Election Series 2015B, 4.000%, 8/01/45
8/25 at 100.00 8,053,525
1,100 West Contra Costa Unified School District, Contra Costa County,
California, General Obligation Bonds, Series 2008B, 6.000%, 8/01/24
No Opt. Call 1,103,786
3,500 (f) Yosemite Community College District, California, General Obligation
Bonds, Capital Appreciation, Election 2004, Series 2010D, 0.000%,
8/01/42
No Opt. Call 2,836,178
Total Tax Obligation/General 178,893,132

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited - 11.3%
$ 995 Beaumont Financing Authority, California, Local Agency Revenue Bonds,
Improvement Area 19A, Series 2015B, 5.000%, 9/01/35
9/25 at 100.00 $ 1,006,653
1,035 Beaumont, California, Special Tax Bonds, Community Facilities District
93-1 Improvement Area 8D, Series 2018A, 5.000%, 9/01/48
9/25 at 103.00 1,048,786
1,655 Bell Community Housing Authority, California, Lease Revenue Bonds,
Series 2005, 5.000%, 10/01/36 - AMBAC Insured
7/24 at 100.00 1,661,185
1,025 Brea and Olinda Unified School District, Orange County, California,
Certificates of Participation Refunding, Series 2002A, 5.125%, 8/01/26 -
AGM Insured
7/24 at 100.00 1,025,493
200 Brentwood Infrastructure Financing Authority, California, Infrastructure
Revenue Bonds, Refunding Subordinated Series 2014B, 5.000%, 9/02/36
9/24 at 100.00 200,292
1,995 California Community College Financing Authority, Lease Revenue Bonds,
Refunding Series 2003, 0.000%, 6/01/33 - AMBAC Insured
No Opt. Call 1,349,426
2,040 California Infrastructure and Economic Development Bank, Lease
Revenue Bonds, California State Teachers Retirement System
Headquarters Expansion, Green Bond-Climate Bond Certified Series
2019, 5.000%, 8/01/44
8/29 at 100.00 2,151,682
1,960 California Infrastructure and Economic Development Bank, Revenue
Bonds, North County Center for Self-Sufficiency Corporation, Series 2004,
5.000%, 12/01/25 - AMBAC Insured
7/24 at 100.00 1,961,965
750 California Municipal Finance Authority, Special Tax Revenue Bonds, Bold
Program, Series 2020A, 4.000%, 9/01/45
9/26 at 103.00 667,760
4,325 California State Public Works Board, Lease Revenue Bonds, California Air
Resources Board, Southern California Headquarters - Mary D. Nichols
Campus, Green Series 2022D, 4.000%, 5/01/47
5/32 at 100.00 4,264,027
2,000 California State Public Works Board, Lease Revenue Bonds, Department of
Corrections & Rehabilitation, Various Correctional Facilities Series 2014A,
5.000%, 9/01/39
9/24 at 100.00 2,006,352
7,750 California State Public Works Board, Lease Revenue Bonds, Department
of General Services, May Lee State Office Complex Series 2024A, 5.000%,
4/01/45
4/34 at 100.00 8,546,000
California State Public Works Board, Lease Revenue Bonds, Judicial
Council of California, New Stockton Courthouse, Series 2014B:
5,120 5.000%, 10/01/32 10/24 at 100.00 5,143,338
2,600 5.000%, 10/01/33 10/24 at 100.00 2,611,851
3,820 5.000%, 10/01/34 10/24 at 100.00 3,837,287
2,000 5.000%, 10/01/39 10/24 at 100.00 2,008,526
355 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2011A,
8.000%, 9/02/41
6/24 at 100.00 337,207
1,000 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2018A,
5.000%, 9/02/47
9/28 at 100.00 1,015,772
775 City of Dublin, California, Community Facilities District No. 2015-1, Dublin
Crossing, Improvement Area No. 1, Special Tax Bonds, Series 2017,
5.000%, 9/01/37
9/27 at 100.00 795,380
1,800 Dublin Community Facilities District 2015-1 Dublin Crossing, California,
Special Tax Bonds, Improvement  Area 2, Series 2019, 5.000%, 9/01/44
9/26 at 103.00 1,844,730
1,500 Elk Grove Financing Authority, California, Special Tax Revenue Bonds,
Series 2015, 5.000%, 9/01/38 - BAM Insured
9/25 at 100.00 1,515,725
1,000 Folsom Ranch Financing Authority, California, Special Tax Revenue Bonds,
Folsom Community Facilities District 19 Mangini Ranch, Series 2019,
5.000%, 9/01/49
9/26 at 103.00 1,010,227
310 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Revenue Bonds, Series 2022A-1, 5.000%,
6/01/51
12/31 at 100.00 318,893
Government of Guam, Business Privilege Tax Bonds, Refunding Series
2015D:
6,000 5.000%, 11/15/32 11/25 at 100.00 6,063,724
3,725 5.000%, 11/15/39 11/25 at 100.00 3,743,299
1,000 Huntington Beach, California, Special Tax Bonds, Community Facilities
District 2003-1 Huntington Center, Refunding Series 2013, 5.375%,
9/01/33
7/24 at 100.00 1,000,871

Nuveen California Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 1,090 Irvine, California, Limited Obligation Improvement Bonds, Reassessment
District 15-2, Series 2015, 5.000%, 9/02/42
9/25 at 100.00 $ 1,097,571
Irvine, California, Special Tax Bonds, Community Facilities District 2013-3
Great Park, Improvement Area 1, Refunding Series 2014:
500 5.000%, 9/01/39 9/24 at 100.00 500,873
750 5.000%, 9/01/44 9/24 at 100.00 750,873
1,000 5.000%, 9/01/49 9/24 at 100.00 1,000,860
3,260 Jurupa Community Services District, California, Special Tax Bonds,
Community Facilities District 33 Eastvale Area, Series 2014, 5.000%,
9/01/43
9/24 at 100.00 3,263,161
790 Lake Elsinore Public Financing Authority, California, Local Agency
Revenue Bonds, Canyon Hills Improvement Area A & C, Series 2014C,
5.000%, 9/01/40
9/24 at 100.00 790,894
1,620 Lake Elsinore Public Financing Authority, California, Local Agency
Revenue Bonds, Refunding Series 2015, 5.000%, 9/01/40
9/25 at 100.00 1,629,292
1,400 Lammersville Joint Unified School District, San Joaquin County, California,
Special Tax Bonds, Community Facilities District 2014-1 Improvement
Area 1 Mountain House School Facilities, Series 2017, 5.000%, 9/01/47
9/27 at 100.00 1,409,670
1,000 Lathrop, California, Limited Obligation Improvement Bonds, Crossroads
Assessment District, Series 2015, 5.000%, 9/02/40
9/25 at 100.00 1,001,659
1,000 Los Angeles County Facilities Inc, California, Lease Revenue Bonds,
Vermont Corridor County Administration Building, Series 2018A, 5.000%,
12/01/51
12/28 at 100.00 1,037,771
5,075 Los Angeles County Metropolitan Transportation Authority, California,
Proposition C Sales Tax Revenue Bonds, Green Senior Lien Series 2019A,
5.000%, 7/01/44
7/28 at 100.00 5,337,143
3,000 Los Angeles County Public Works Financing Authority, California, Lease
Revenue Bonds, Multiple Capital Project, Series 2015A, 5.000%, 12/01/39
12/24 at 100.00 3,012,669
Los Angeles County Public Works Financing Authority, California, Lease
Revenue Bonds, Series 2019E-1:
7,000 5.000%, 12/01/44 12/29 at 100.00 7,410,728
3,495 5.000%, 12/01/49 12/29 at 100.00 3,663,618
115 Menifee Union School District Public Financing Authority, California,
Special Tax Revenue Bonds, Series 2016A, 5.000%, 9/01/36 - BAM Insured
9/25 at 100.00 116,930
325 Menifee, California, Special Tax Bonds, Community Facilities District 2021-
1, Banner Park Series 2023A, 5.000%, 9/01/48
9/29 at 103.00 325,003
1,455 Modesto, California, Speical Tax Bonds, Community Faclities District 2004-
1 Village One 2, Refunding Series 2014, 5.000%, 9/01/28
9/24 at 100.00 1,459,282
570 ndio, California, Special Tax Bonds, Community Facilities District 2004-3
Terra Lago, Improvement Area 1, Series 2015, 5.000%, 9/01/35
9/25 at 100.00 575,985
Oakland Redevelopment Successor Agency, California, Tax Allocation
Bonds, Refunding Subordinated Series 2015-TE:
3,250 5.000%, 9/01/35 - AGM Insured 9/25 at 100.00 3,297,946
3,215 5.000%, 9/01/36 - AGM Insured 9/25 at 100.00 3,256,405
255 Orange County, California, Special Tax Bonds, Community Facilities
District 2015-1 Esencia Village, Series 2015A, 5.250%, 8/15/45
8/25 at 100.00 256,686
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
15,907 0.000%, 7/01/46 7/28 at 41.38 5,095,057
31,031 5.000%, 7/01/58 7/28 at 100.00 31,041,063
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2:
5,920 4.536%, 7/01/53 7/28 at 100.00 5,685,130
5,025 4.784%, 7/01/58 7/28 at 100.00 4,980,552
Rancho Cucamonga Redevelopment Agency Successor Agency,
California, Tax Allocation Bonds, Rancho Redevelopment Project, Series
2014:
1,600 5.000%, 9/01/30 9/24 at 100.00 1,604,159
2,800 5.000%, 9/01/31 9/24 at 100.00 2,807,222
2,400 5.000%, 9/01/32 9/24 at 100.00 2,406,013
4,180 River Islands Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 2003-1 Improvement Area 1, Refunding
Series 2022A-1, 5.250%, 9/01/52 - AGM Insured
9/29 at 103.00 4,491,323

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 415 Riverside Unified School District, Riverside County, California, Special Tax
Bonds, Community Facilities District 32, Series 2020, 4.000%, 9/01/45
9/27 at 103.00 $ 367,473
Roseville, California, Special Tax Bonds, Community Facilities District 1
Westpark, Refunding Series 2015:
1,000 5.000%, 9/01/28 9/25 at 100.00 1,011,266
1,000 5.000%, 9/01/29 9/25 at 100.00 1,011,296
1,000 5.000%, 9/01/30 9/25 at 100.00 1,011,103
3,390 San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue
Bonds, Series 2019A, 4.000%, 7/01/38
7/27 at 100.00 3,409,923
375 San Francisco City and County Redevelopment Agency Successor
Agency, California, Special Tax Bonds, Community Facilities District 7,
Hunters Point Shipyard Phase One Improvements, Refunding Series 2014,
5.000%, 8/01/39
8/24 at 100.00 375,325
1,955 San Francisco City and County Redevelopment Agency, California, Hotel
Occupancy Tax Revenue Bonds, Refunding Series 2011, 5.000%, 6/01/25
- AGM Insured
7/24 at 100.00 1,957,121
110 Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation
Bonds, Series 2011, 7.000%, 10/01/26
7/24 at 100.00 110,252
2,235 Stockton Public Financing Authority, California, Revenue Bonds, Arch
Road East Community Facility District 99-02, Series 2018A, 5.000%,
9/01/43
9/25 at 103.00 2,267,160
Stockton, California, Special Tax Bonds, Community Facilities District 2018-
2 Westlake Villages II Improvement Area 2, Series 2024:
380 5.000%, 9/01/44 9/31 at 103.00 377,491
525 5.000%, 9/01/49 9/31 at 103.00 515,676
650 5.000%, 9/01/54 9/31 at 103.00 637,953
105 (c) Temecula Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 16-01, Series 2017, 6.125%, 9/01/37
9/27 at 100.00 110,400
1,345 Tracy, California, Special Tax Bonds, Community Facilities District 2016-1
Tracy Hills,  Improvement Area 2, Series 2023, 5.625%, 9/01/43
9/29 at 103.00 1,403,802
3,120 Transbay Joint Powers Authority, California, Tax Allocation Bonds, Senior
Green Series 2020A, 5.000%, 10/01/45
4/30 at 100.00 3,149,486
395 Tustin, California, Special Tax Bonds, Community Facilities District 06-1
Tustin Legacy/Columbus Villages, Refunding Series 2015A, 5.000%,
9/01/37
9/25 at 100.00 399,947
Tustin, California,Special Tax Bonds, Community Facilities District 14-1
Tustin Legacy/Standard Pacific, Refunding Series 2015A:
50 5.000%, 9/01/40 9/25 at 100.00 50,329
100 5.000%, 9/01/45 9/25 at 100.00 100,458
625 Val Verde Unified School District, California, Special Tax Bonds,
Community Facilities District 2018-2, Stratford Improvement Area 2 Series
2023, 5.000%, 9/01/48
9/29 at 103.00 622,454
Vista Community Development Commission Taxable Non-Housing Tax
Allocation Revenue Bonds, California, Vista Redevelopment Project, Series
2011:
7,600 6.000%, 9/01/33 7/24 at 100.00 7,616,656
7,920 6.125%, 9/01/37 7/24 at 100.00 7,937,190
Total Tax Obligation/Limited 190,884,750
Transportation - 19.6%
50 Alameda Corridor Transportation Authority, California, Revenue Bonds,
Refunding Subordinate Lien Series 2016A, 5.000%, 10/01/25
No Opt. Call 50,250
4,375 Burbank-Glendale-Pasadena Airport Authority, California, Airport Revenue
Bonds, Senior Series 2024B, 4.375%, 7/01/49 - AGM Insured, (AMT)
7/34 at 100.00 4,263,823
18,840 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Senior Lien Series 2021A, 4.000%, 1/15/46
1/31 at 100.00 17,857,677
5,050 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Green Series 2022G, 5.000%, 5/15/52,
(AMT)
11/31 at 100.00 5,215,988

Nuveen California Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Transportation (continued)
Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Refunding & Subordinate Series 2022C:
$ 1,550 4.000%, 5/15/37, (AMT) 5/32 at 100.00 $ 1,531,587
1,250 4.000%, 5/15/38, (AMT) 5/32 at 100.00 1,225,863
1,930 4.000%, 5/15/39, (AMT) 5/32 at 100.00 1,890,812
2,255 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Refunding Subordinate Lien Private Activity
Series 2021A, 5.000%, 5/15/46, (AMT)
5/31 at 100.00 2,337,238
3,135 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Senior Lien Series 2015D, 5.000%, 5/15/35,
(AMT)
5/25 at 100.00 3,158,597
355 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Senior Lien Series 2015E, 5.000%, 5/15/41
5/25 at 100.00 359,233
6,925 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2016B, 5.000%,
5/15/46, (AMT)
5/26 at 100.00 6,963,724
Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2018C:
1,935 5.000%, 5/15/36, (AMT) 11/27 at 100.00 1,992,536
24,440 5.000%, 5/15/44, (AMT) 11/27 at 100.00 24,769,893
Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2019D:
2,000 5.000%, 5/15/30, (AMT) 11/28 at 100.00 2,086,150
2,415 5.000%, 5/15/34, (AMT) 11/28 at 100.00 2,519,606
1,695 5.000%, 5/15/35, (AMT) 11/28 at 100.00 1,766,165
3,500 5.000%, 5/15/39, (AMT) 11/28 at 100.00 3,616,242
Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2019F:
3,600 5.000%, 5/15/37, (AMT) 5/29 at 100.00 3,766,874
10,000 5.000%, 5/15/44, (AMT) 5/29 at 100.00 10,267,698
Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2021D:
9,680 5.000%, 5/15/37, (AMT) 11/31 at 100.00 10,324,400
Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2022A:
6,995 5.000%, 5/15/45, (AMT) 5/32 at 100.00 7,297,300
1,000 4.000%, 5/15/49, (AMT) 5/32 at 100.00 917,653
16,305 Riverside County Transportation Commission, California, Toll Revenue
Second Lien Bonds, RCTC 91 Express Lanes, Refunding Series 2021C,
4.000%, 6/01/47
6/31 at 100.00 15,378,302
Riverside County Transportation Commission, California, Toll Revenue
Senior Lien Bonds, RCTC 91 Express Lanes, Refunding Series 2021B-1:
3,085 4.000%, 6/01/40 6/31 at 100.00 3,040,159
10,815 4.000%, 6/01/46 6/31 at 100.00 10,274,945
4,230 San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, International Senior Series 2023B, 5.000%, 7/01/48, (AMT)
7/33 at 100.00 4,392,847
San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Subordinate Series 2017A:
2,625 5.000%, 7/01/47 7/27 at 100.00 2,696,762
2,000 5.000%, 7/01/47, (AMT) 7/27 at 100.00 2,014,355
4,000 San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Subordinate Series 2019B, 5.000%, 7/01/49, (AMT)
7/29 at 100.00 4,059,698
San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Subordinate Series 2021B:
2,500 5.000%, 7/01/46, (AMT) 7/31 at 100.00 2,578,761
7,000 5.000%, 7/01/51, (AMT) 7/31 at 100.00 7,159,685
16,055 San Francisco Airport Commission, California, Revenue Bonds, San
Francisco International Airport, Refunding Second Series 2023C, 5.500%,
5/01/41, (AMT)
5/33 at 100.00 17,681,705
2,175 San Francisco Airport Commission, California, Revenue Bonds, San
Francisco International Airport, Refunding Second Series 2024A, 5.250%,
5/01/49, (AMT) , (WI/DD)
5/34 at 100.00 2,322,876

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Transportation (continued)
$ 14,120 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Governmental Purpose Second Series
2017B, 5.000%, 5/01/47
5/27 at 100.00 $ 14,529,239
San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Refunding Second Series 2019A:
5,150 5.000%, 5/01/44, (AMT) 5/29 at 100.00 5,268,543
3,515 5.000%, 5/01/49, (AMT) 5/29 at 100.00 3,578,255
4,435 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2014A, 5.000%, 5/01/39,
(AMT)
8/24 at 100.00 4,446,100
San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2016B:
10,000 5.000%, 5/01/41, (AMT) 5/26 at 100.00 10,077,633
17,855 5.000%, 5/01/46, (AMT) 5/26 at 100.00 17,907,346
5,000 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2017A, 5.000%, 5/01/47,
(AMT)
5/27 at 100.00 5,044,864
San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2018D:
7,170 5.000%, 5/01/43, (AMT) 5/28 at 100.00 7,289,030
9,315 5.000%, 5/01/48, (AMT) 5/28 at 100.00 9,397,263
San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2019E:
1,025 5.000%, 5/01/40, (AMT) 5/29 at 100.00 1,058,484
18,500 5.000%, 5/01/45, (AMT) 5/29 at 100.00 18,902,155
16,460 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Refunding Senior Lien Toll Road Revenue Bonds, Series 2021A,
4.000%, 1/15/50
1/32 at 100.00 15,550,417
10,000 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2014B,
5.250%, 1/15/44
1/25 at 100.00 10,062,665
23,160 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Series 1997A, 0.000%,
1/15/25 - NPFG Insured
No Opt. Call 22,588,949
Total Transportation 331,480,347
U.S. Guaranteed - 11.5% (g)
8,310 Antelope Valley Community College District, Los Angeles County,
California, General Obligation Bonds, Election 2016 Series 2017A,
5.250%, 8/01/42, (Pre-refunded 2/15/27)
2/27 at 100.00 8,760,974
8,455 Antelope Valley Community College District, Los Angeles County,
California, General Obligation Bonds, Refunding Series 2015, 0.000%,
8/01/30, (Pre-refunded 2/15/25)
2/25 at 80.12 6,623,529
3,915 California Educational Facilities Authority, Revenue Bonds, Pepperdine
University, Series 2015, 5.000%, 9/01/40, (Pre-refunded 9/01/25)
9/25 at 100.00 3,997,751
2,430 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2015A, 5.000%, 8/15/43, (Pre-refunded
8/15/25)
8/25 at 100.00 2,478,237
California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2016B:
5,360 5.000%, 11/15/46, (Pre-refunded 11/15/26) 11/26 at 100.00 5,566,517
10,845 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Series 2016A, 5.000%, 11/15/41, (Pre-refunded 11/15/25)
11/25 at 100.00 11,113,524
1,245 California Municipal Finance Authority, Revenue Bonds, Touro College
and University System, Series 2014A, 5.250%, 1/01/34, (Pre-refunded
7/01/24)
7/24 at 100.00 1,246,319
California School Finance Authority, California, Charter School Revenue
Bonds, Aspire Public Schools, Refunding Series 2016:
40 (c) 5.000%, 8/01/46, (Pre-refunded 8/01/25) 8/25 at 100.00 40,700
California School Finance Authority, Charter School Revenue Bonds,
Community High School Foundation Inc, Series 2017:
265 (c) 5.000%, 6/01/47, (Pre-refunded 6/01/27) 6/27 at 100.00 274,323

Nuveen California Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
U.S. Guaranteed (g) (continued)
California Statewide Communities Development Authority, Revenue
Bonds, Cottage Health System Obligated Group, Series 2015:
$ 1,310 5.000%, 11/01/28, (Pre-refunded 11/01/24) 11/24 at 100.00 $ 1,316,069
1,100 5.000%, 11/01/31, (Pre-refunded 11/01/24) 11/24 at 100.00 1,105,097
1,690 5.000%, 11/01/32, (Pre-refunded 11/01/24) 11/24 at 100.00 1,697,830
5,270 Charter Oak Unified School District, Los Angeles County, California,
General Obligation Bonds, Election 2012 Refunding Series 2015A,
5.000%, 8/01/40, (Pre-refunded 8/01/25) - AGM Insured
8/25 at 100.00 5,368,281
500 Corona-Norco Unified School District, Riverside County, California,
General Obligation Bonds, Capital Appreciation, Election 2006 Refunding
Series 2009C, 6.800%, 8/01/39, (Pre-refunded 8/01/27) - AGM Insured
8/27 at 100.00 553,052
Golden State Tobacco Securitization Corporation, California, Enhanced
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Series
2015A:
17,210 5.000%, 6/01/40, (Pre-refunded 6/01/25) 6/25 at 100.00 17,502,830
21,090 5.000%, 6/01/40, (Pre-refunded 6/01/25) 6/25 at 100.00 21,448,848
4,390 Golden State Tobacco Securitization Corporation, California, Enhanced
Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 0.000%,
6/01/28 - AMBAC Insured, (ETM)
No Opt. Call 3,810,991
Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2021D:
545 5.000%, 5/15/37, (Pre-refunded 11/15/31), (AMT) 11/31 at 100.00 587,695
Ohlone Community College District, Alameda County, California, General
Obligation Bonds, Election 2010 Series 2014B:
2,060 0.000%, 8/01/33, (Pre-refunded 8/01/24) 8/24 at 66.18 1,354,844
2,245 0.000%, 8/01/34, (Pre-refunded 8/01/24) 8/24 at 62.90 1,403,445
2,445 0.000%, 8/01/35, (Pre-refunded 8/01/24) 8/24 at 59.60 1,448,297
2,645 0.000%, 8/01/36, (Pre-refunded 8/01/24) 8/24 at 56.53 1,486,036
2,860 0.000%, 8/01/37, (Pre-refunded 8/01/24) 8/24 at 53.57 1,522,549
3,315 0.000%, 8/01/39, (Pre-refunded 8/01/24) 8/24 at 48.31 1,591,477
5,870 Riverside Community College District, California, General Obligation
Bonds, Refunding  Series 2015, 5.000%, 8/01/29, (Pre-refunded 8/01/25)
8/25 at 100.00 5,982,835
2,000 San Diego Community College District, San Diego County, California,
General Obligation Bonds, Refunding Series 2016, 5.000%, 8/01/41, (Pre-
refunded 8/01/26)
8/26 at 100.00 2,077,906
62,000 San Diego Unified School District, San Diego County, California, General
Obligation Bonds, Series 2009-1, 6.000%, 7/01/33, (Pre-refunded
7/01/24)
7/24 at 100.00 62,102,157
4,960 San Dieguito Union High School District, San Diego County, California,
General Obligation Bonds, Election 2012, Series 2015B-2, 4.000%,
8/01/32, (Pre-refunded 8/01/25)
8/25 at 100.00 4,999,336
San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2018D:
5 5.000%, 5/01/48, (Pre-refunded 5/01/46), (AMT) 5/46 at 100.00 5,178
6,240 San Mateo Union High School District, San Mateo County, California,
General Obligation Bonds, Election of 2010, Series 2015A, 4.000%,
9/01/31, (Pre-refunded 9/01/25)
9/25 at 100.00 6,299,495
7,800 Southwestern Community College District, San Diego County, California,
General Obligation Bonds, Election of 2008, Series 2015D, 5.000%,
8/01/44, (Pre-refunded 8/01/25)
8/25 at 100.00 7,945,463
1,395 Walnut Valley Unified School District, Los Angeles County, California,
General Obligation Bonds, Election 2007 Measure S, Series 2014C,
5.000%, 8/01/39, (Pre-refunded 8/01/24)
8/24 at 100.00 1,397,755
1,700 Yosemite Community College District, California, General Obligation
Bonds, Refunding Series 2015, 5.000%, 8/01/32, (Pre-refunded 8/01/25)
8/25 at 100.00 1,732,678
Total U.S. Guaranteed 194,842,018

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities - 11.9%
$ 16,040 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2024A, 5.000%, 5/01/54, (Mandatory Put
4/01/32)
1/32 at 100.21 $ 16,995,371
California Pollution Control Financing Authority, Water Furnishing Revenue
Bonds, Poseidon Resources Channelside LP Desalination Project, Series
2012:
5,000 (c) 5.000%, 7/01/37, (AMT) 7/24 at 100.00 5,013,353
18,060 (c) 5.000%, 11/21/45, (AMT) 7/24 at 100.00 18,083,716
4,405 (c) California Pollution Control Financing Authority, Water Furnishing
Revenue Bonds, San Diego County Water Authoriity Desalination Project
Pipeline, Refunding Series 2019, 5.000%, 7/01/39
1/29 at 100.00 4,566,941
2,930 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2017A, 5.000%, 7/01/47
1/27 at 100.00 3,014,369
32,975 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2020B, 5.000%, 7/01/50
7/30 at 100.00 35,048,277
11,065 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2021B, 5.000%, 7/01/51
1/31 at 100.00 11,799,320
2,040 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2022B, 5.000%, 7/01/47
7/32 at 100.00 2,215,463
5,165 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2022C, 5.000%, 7/01/52
1/32 at 100.00 5,546,445
5,000 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2023D, 5.000%, 7/01/43
7/33 at 100.00 5,533,383
6,640 Los Angeles Department of Water and Power, California, Water System
Revenue Bonds, Series 2022D, 5.000%, 7/01/52
7/32 at 100.00 7,167,575
5,000 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Series 2016A, 5.000%, 7/01/46
1/26 at 100.00 5,084,357
5,000 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Series 2018B, 5.000%, 7/01/48
7/28 at 100.00 5,224,779
16,990 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Series 2020C, 5.000%, 7/01/39
7/30 at 100.00 18,574,392
9,000 Los Angeles, California, Wastewater System Revenue Bonds, Refunding
Green Series 2015A, 5.000%, 6/01/44
6/25 at 100.00 9,090,206
2,600 Los Angeles, California, Wastewater System Revenue Bonds, Refunding
Subordinate Lien Series 2013A, 5.000%, 6/01/35
6/24 at 100.00 2,605,101
16,465 Metropolitan Water District of Southern California, Water Revenue Bonds,
Refunding Series 2023A, 5.000%, 4/01/53
4/33 at 100.00 17,826,183
2,700 Pico Rivera Water Authority, California, Revenue Bonds, Refunding Water
System Project, Series 1999A, 5.500%, 5/01/29 - NPFG Insured
No Opt. Call 2,806,547
2,180 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/47
7/30 at 100.00 2,202,641
250 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021A, 4.000%, 7/01/42
7/31 at 100.00 231,425
5,110 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B, 4.000%, 7/01/42
7/31 at 100.00 4,730,322
17,000 Southern California Public Power Authority, Southern Transmission System
Renewal Project Revenue Bonds, Series 2024-1, 5.000%, 7/01/53
7/34 at 100.00 18,583,910
Total Utilities 201,944,076
Total Municipal Bonds
(cost $1,723,651,168) 1,673,294,812
Total Long-Term Investments
(cost $1,723,651,168) 1,673,294,812

Nuveen California Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS -  0.2%
X 2,500,000
MUNICIPAL BONDS - 0.2%   X 2,500,000
Utilities - 0 .2%
$ 2,500 (h) Modesto, California, Water Revenue Certificates of Participation, Series
2008A, 2.750%, 10/01/36, (Mandatory Put 6/07/24)
5/24 at 100.00 $ 2,500,000
Total Utilities 2,500,000
Total Municipal Bonds
(cost $2,500,000) 2,500,000
Total Short-Term Investments
(cost $2,500,000) 2,500,000
Total Investments
(cost $1,726,151,168) - 98.9% 1,675,794,812
Other Assets & Liabilities, Net - 1.1% 19,493,013
Net Assets - 100% $ 1,695,287,825
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 1,673,222,136 $ 72,676 $ 1,673,294,812
Short-Term Investments:
Municipal Bonds – 2,500,000 – 2,500,000
Total
$ – $ 1,675,722,136 $ 72,676 $ 1,675,794,812
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $283,649,167 or 16.9% of Total Investments.
(d) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(e) For fair value measurement disclosure purposes, investment classified as Level 3.
(f) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(g) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(h) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

AMT Alternative Minimum Tax
ETM Escrowed to maturity
WI/DD When-issued or delayed delivery security.

Nuveen Connecticut Municipal Bond Fund
Portfolio of Investments May 31, 2024
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 94.1%
X 224,296,091
MUNICIPAL BONDS - 94.1%   X 224,296,091
Education and Civic Organizations - 19.5%
$ 1,220 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Avon Old Farms School, Series 2021D-1, 4.000%, 7/01/41
7/31 at 100.00 $ 1,162,074
380 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Choate Rosemary Hall, Series 2020F, 4.000%, 7/01/39
7/30 at 100.00 376,091
1,250 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Connecticut College, Series 2022M, 4.000%, 7/01/52
7/32 at 100.00 1,122,182
1,885 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Fairfield University, Series 2016Q-1, 5.000%, 7/01/46
7/26 at 100.00 1,899,053
750 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Fairfield University, Series 2017R, 4.000%, 7/01/47
7/27 at 100.00 707,064
2,500 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Fairfield University, Series 2022U, 4.000%, 7/01/52
7/32 at 100.00 2,280,743
Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Hopkins School, Series 2022E:
1,545 5.250%, 7/01/47 7/32 at 100.00 1,640,098
1,000 5.000%, 7/01/53 7/32 at 100.00 1,040,758
1,130 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Loomis Chaffe School, Series 2023L, 4.000%, 7/01/43
7/33 at 100.00 1,102,772
5,095 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Quinnipiac University, Refunding Series 2015L, 5.000%, 7/01/45
7/25 at 100.00 5,118,559
1,750 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Quinnipiac University, Series 2016M, 5.000%, 7/01/35
7/26 at 100.00 1,780,537
2,000 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Quinnipiac University, Series 2023N, 5.000%, 7/01/48
7/33 at 100.00 2,070,753
5,110 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Sacred Heart University, Series 2017I-1, 5.000%, 7/01/42
7/27 at 100.00 5,132,834
2,000 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Sacred Heart University, Series 2020K, 5.000%, 7/01/40
7/30 at 100.00 2,081,833
3,465 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Sacred Heart University, Series L, 5.000%, 7/01/42
7/32 at 100.00 3,635,814
Connecticut Health and Educational Facilities Authority, Revenue Bonds,
The Taft School Issue, Series 2021L:
790 3.000%, 7/01/41 7/31 at 100.00 641,215
2,210 3.000%, 7/01/46 7/31 at 100.00 1,683,125
1,500 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Trinity College, Series 2020R, 4.000%, 6/01/45
6/30 at 100.00 1,426,072
Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Trinity College, Series 2021S:
4,000 4.000%, 6/01/46 12/31 at 100.00 3,744,191
3,100 4.000%, 6/01/51 12/31 at 100.00 2,831,932
1,900 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
University of Hartford, Series 2022P, 5.375%, 7/01/52
7/32 at 100.00 1,763,873
2,000 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
University of New Haven, Series 2018K-1, 5.000%, 7/01/37
7/28 at 100.00 2,002,153
1,200 University of Connecticut, Student Fee Revenue Bonds, Special Obligation
Series 2023A, 5.250%, 11/15/48
11/33 at 100.00 1,318,169
Total Education and Civic Organizations 46,561,895
Health Care - 16.0%
4,600 Connecticut Health and Educational Facilities Authority Revenue Bonds,
Hartford HealthCare, Series 2015F, 5.000%, 7/01/45
7/25 at 100.00 4,617,908
Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Connecticut Childrens Medical Center and Subsidiaries, Series 2023E:
1,000 5.250%, 7/15/48 1/33 at 100.00 1,059,571
2,430 4.250%, 7/15/53 1/33 at 100.00 2,340,972
695 (c) Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Griffin Hospital, Series 2020G-1, 5.000%, 7/01/39
7/29 at 100.00 654,647

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
$ 1,085 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Hartford HealthCare Issue, Series 2020A, 4.000%, 7/01/40
1/30 at 100.00 $ 1,021,223
3,000 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Hartford HealthCare Issue, Series 2021A, 4.000%, 7/01/51
7/31 at 100.00 2,689,227
500 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Hartford HealthCare, Series 2014E, 5.000%, 7/01/42
7/24 at 100.00 500,087
1,995 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Middlesex Hospital, Series 2015O, 5.000%, 7/01/36
7/25 at 100.00 2,006,880
Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Nuvance Health Series 2019A:
2,455 4.000%, 7/01/34 7/29 at 100.00 2,314,590
2,860 4.000%, 7/01/41 7/29 at 100.00 2,573,966
6,020 4.000%, 7/01/49 7/29 at 100.00 5,145,074
1,500 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Stamford Hospital, Forward Delivery Series 2022M, 4.000%, 7/01/42
7/32 at 100.00 1,365,185
1,885 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Stamford Hospital, Series 2016K, 4.000%, 7/01/46
7/26 at 100.00 1,635,757
Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Trinity Health Credit Group, Series 2016CT:
2,350 5.000%, 12/01/41 6/26 at 100.00 2,377,866
2,000 5.000%, 12/01/45 6/26 at 100.00 2,012,879
Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Yale-New Haven Health Issue, Series 2014E:
2,400 5.000%, 7/01/32 7/24 at 100.00 2,401,105
2,520 5.000%, 7/01/33 7/24 at 100.00 2,521,057
830 5.000%, 7/01/34 7/24 at 100.00 830,314
Total Health Care 38,068,308
Housing/Multifamily - 0.7%
1,890 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2019B-1, 3.300%, 11/15/39
11/28 at 100.00 1,628,663
Total Housing/Multifamily 1,628,663
Housing/Single Family - 2.8%
Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Green Series 2021B-3:
1,440 2.150%, 11/15/41 11/30 at 100.00 963,839
1,560 2.300%, 11/15/46 11/30 at 100.00 967,214
3,300 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2020C-3, 3.310%, 11/15/50, (Mandatory Put
6/07/24)
No Opt. Call 3,300,000
195 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2020E-3, 1.850%, 5/15/38
5/30 at 100.00 135,024
1,430 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Social Series 2024A, 4.600%, 11/15/49
11/32 at 100.00 1,413,966
Total Housing/Single Family 6,780,043
Long-Term Care - 2.9%
1,100 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Duncaster, Inc., Series 2014A, 5.000%, 8/01/44
8/24 at 100.00 1,061,987
1,200 (c) Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Healthcare Facility Expansion Church Home of Hartford Inc. Project, Series
2016A, 5.000%, 9/01/46
9/26 at 100.00 1,036,422
Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Mary Wade Home Issue, Series 2019A-1:
900 (c) 4.500%, 10/01/34 10/24 at 104.00 792,677
200 (c) 5.000%, 10/01/54 10/24 at 104.00 154,007
2,650 (c) Connecticut Health and Educational Facilities Authority, Revenue Bonds,
McLean Affiliates, Series 2020A, 5.000%, 1/01/45
1/26 at 102.00 2,299,597

Nuveen Connecticut Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Long-Term Care (continued)
Connecticut Health and Educational Facilities Authority, Revenue Bonds,
The Jerome Home Issue, Series 2021E:
$ 730 4.000%, 7/01/41 7/28 at 103.00 $ 623,468
1,250 4.000%, 7/01/51 7/28 at 103.00 957,118
Total Long-Term Care 6,925,276
Tax Obligation/General - 24.3%
Bridgeport, Connecticut, General Obligation Bonds, Series 2014A:
600 5.000%, 7/01/32 - AGM Insured 7/24 at 100.00 600,424
1,000 5.000%, 7/01/33 - AGM Insured 7/24 at 100.00 1,000,665
1,065 5.000%, 7/01/34 - AGM Insured 7/24 at 100.00 1,065,664
2,000 Bridgeport, Connecticut, General Obligation Bonds, Series 2016D,
5.000%, 8/15/41 - AGM Insured
8/26 at 100.00 2,023,150
2,425 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Connecticut State University System, Series 2016P-1, 5.000%, 11/01/28
11/26 at 100.00 2,505,101
Connecticut Housing Finance Authority, State Supported Special
Obligation Bonds, Series 2021-27:
1,000 2.400%, 6/15/41 6/31 at 100.00 719,015
1,000 2.550%, 6/15/46 6/31 at 100.00 661,870
1,000 Connecticut Housing Finance Authority, State Supported Special
Obligation Bonds, Series 2021-28, 2.375%, 6/15/40
6/31 at 100.00 730,497
3,000 Connecticut State, General Obligation Bonds, Series 2014F, 5.000%,
11/15/34
11/24 at 100.00 3,009,661
2,370 Connecticut State, General Obligation Bonds, Series 2015F, 5.000%,
11/15/34
11/25 at 100.00 2,403,013
Connecticut State, General Obligation Bonds, Series 2017A:
1,000 5.000%, 4/15/34 4/27 at 100.00 1,037,800
3,270 5.000%, 4/15/35 4/27 at 100.00 3,393,417
1,510 Connecticut State, General Obligation Bonds, Series 2018A, 5.000%,
4/15/37
4/28 at 100.00 1,580,362
1,325 Connecticut State, General Obligation Bonds, Series 2018C, 5.000%,
6/15/38
6/28 at 100.00 1,383,917
Connecticut State, General Obligation Bonds, Series 2019A:
1,150 5.000%, 4/15/36 4/29 at 100.00 1,230,178
1,450 4.000%, 4/15/37 4/29 at 100.00 1,449,831
650 5.000%, 4/15/39 4/29 at 100.00 688,267
2,000 Connecticut State, General Obligation Bonds, Series 2020A, 4.000%,
1/15/37
1/30 at 100.00 2,030,672
2,000 Connecticut State, General Obligation Bonds, Series 2021A, 3.000%,
1/15/40
1/31 at 100.00 1,656,976
300 East Haddam, Connecticut, General Obligation Bonds, Series 2020A,
3.000%, 12/01/37
12/28 at 100.00 259,352
East Lyme, Connecticut, General Obligation Bonds, Series 2020:
500 3.000%, 7/15/39 7/28 at 100.00 411,204
325 3.000%, 7/15/40 7/28 at 100.00 263,427
500 Hamden, Connecticut, General Obligation Bonds, Series 2016, 5.000%,
8/15/33 - BAM Insured
8/24 at 100.00 500,934
1,035 Hartford County Metropolitan District, Connecticut, General Obligation
Bonds, Series 2018, 5.000%, 7/15/35
7/28 at 100.00 1,095,697
1,075 Hartford County Metropolitan District, Connecticut, General Obligation
Bonds, Series 2019A, 4.000%, 7/15/39
7/29 at 100.00 1,071,876
3,000 Hartford County Metropolitan District, Connecticut, General Obligation
Bonds, Series 2023, 4.000%, 8/01/43
8/33 at 100.00 2,946,197
Naugatuck, Connecticut, General Obligation Bonds, Tax Increment Series
2023:
2,285 5.250%, 10/15/48 10/33 at 100.00 2,461,995
1,000 4.625%, 10/15/53 10/33 at 100.00 1,018,111
5,000 New Britain, Connecticut, General Obligation Bonds, Series 2022A,
5.000%, 3/01/47 - BAM Insured
3/32 at 100.00 5,246,545
1,000 New Haven, Connecticut, General Obligation Bonds, Refunding Series
2016A, 5.000%, 8/15/36 - AGM Insured
8/26 at 100.00 1,020,131

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
New Haven, Connecticut, General Obligation Bonds, Series 2015:
$ 795 5.000%, 9/01/32 - AGM Insured 9/25 at 100.00 $ 804,942
1,620 5.000%, 9/01/33 - AGM Insured 9/25 at 100.00 1,638,993
500 5.000%, 9/01/35 - AGM Insured 9/25 at 100.00 505,795
485 North Haven, Connecticut, General Obligation Bonds, Series 2006,
5.000%, 7/15/24
No Opt. Call 485,688
1,035 Oxford, Connecticut, General Obligation Bonds, Series 2019A, 4.000%,
8/01/39
8/29 at 100.00 1,038,337
2,370 Stratford, Connecticut, General Obligation Bonds, Series 2017, 4.000%,
1/01/39 - BAM Insured
1/27 at 100.00 2,366,097
Waterbury, Connecticut, General Obligation Bonds, Lot A Series 2015:
555 5.000%, 8/01/30 - BAM Insured 8/25 at 100.00 565,341
485 5.000%, 8/01/31 - BAM Insured 8/25 at 100.00 494,050
765 5.000%, 8/01/32 - BAM Insured 8/25 at 100.00 779,208
555 5.000%, 8/01/33 - BAM Insured 8/25 at 100.00 565,201
555 5.000%, 8/01/34 - BAM Insured 8/25 at 100.00 565,259
2,000 West Haven, Connecticut, General Obligation Bonds, Series 2012,
5.000%, 8/01/24 - AGM Insured
7/24 at 100.00 2,001,017
750 West Haven, Connecticut, General Obligation Bonds, Series 2020,
4.000%, 3/15/40 - BAM Insured
3/30 at 100.00 724,684
Total Tax Obligation/General 58,000,561
Tax Obligation/Limited - 15.8%
1,800 Connecticut Higher Education Supplemental Loan Authority, State
Supported Revenue Bonds, CHESLA Loan Program, Series 2020B,
3.250%, 11/15/36, (AMT)
11/29 at 100.00 1,558,809
1,390 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes Series 2015A, 5.000%, 8/01/33
8/25 at 100.00 1,406,671
Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes Series 2016A:
1,000 5.000%, 9/01/32 9/26 at 100.00 1,023,684
3,500 5.000%, 9/01/33 9/26 at 100.00 3,582,747
Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes Series 2018A:
2,000 5.000%, 1/01/37 1/28 at 100.00 2,087,974
2,000 5.000%, 1/01/38 1/28 at 100.00 2,081,521
1,500 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Series 2021A, 4.000%, 5/01/40
5/31 at 100.00 1,493,215
2,080 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Series 2023A, 5.250%, 7/01/44
1/34 at 100.00 2,311,033
1,000 (c) Great Pond Improvement District, Connecticut, Special Obligation
Revenue Bonds, Great Pond Phase 1 Project, Series 2019, 4.750%,
10/01/48
10/26 at 102.00 917,849
500 (c) Great Pond Improvement District, Connecticut, Special Obligation
Revenue Bonds, Great Pond Phase 2 Project, Series 2022, 5.750%,
10/01/52
10/28 at 103.00 508,559
2,720 (c) Harbor Point Infrastructure Improvement District, Connecticut, Special
Obligation Revenue Bonds, Harbor Point Project, Refunding Series 2017,
5.000%, 4/01/39
4/27 at 100.00 2,685,767
635 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/39
10/32 at 100.00 659,026
1,825 Naugatuck, Connecticut, Certificates of Participation, Incineration Facilities
Project, Series 2021A, 4.000%, 8/15/41, (AMT)
8/29 at 100.00 1,668,109
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
1,860 0.000%, 7/01/46 7/28 at 41.38 595,763
4,250 4.750%, 7/01/53 7/28 at 100.00 4,223,313
1,000 5.000%, 7/01/58 7/28 at 100.00 1,000,325
2,050 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.784%, 7/01/58
7/28 at 100.00 2,031,867
100 Steel Point Infrastructure Improvement District, Connecticut, Special
Obligation Revenue Bonds, Steelpointe Harbor Project, Series 2021,
4.000%, 4/01/51
4/30 at 100.00 80,560

Nuveen Connecticut Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 500 (c) Steel Point Infrastructure Improvement District, Connecticut, Special
Obligation Revenue Bonds, Steelpointe Harbor Project, Series 2024,
6.000%, 4/01/52
4/34 at 100.00 $ 522,492
1,590 University of Connecticut, General Obligation Bonds, Series 2015A,
5.000%, 2/15/34
2/25 at 100.00 1,599,599
3,000 University of Connecticut, General Obligation Bonds, Series 2017A,
5.000%, 1/15/36
1/27 at 100.00 3,086,901
University of Connecticut, General Obligation Bonds, Series 2019A:
1,000 5.000%, 11/01/36 11/28 at 100.00 1,057,223
1,000 4.000%, 11/01/38 11/28 at 100.00 1,002,225
420 University of Connecticut, General Obligation Bonds, Series 2023A,
5.000%, 8/15/43
8/33 at 100.00 458,769
Total Tax Obligation/Limited 37,644,001
Transportation - 2.7%
Connecticut Airport Authority, Connecticut, Customer Facility Charge
Revenue Bonds, Ground Transportation Center Project, Series 2019A:
1,500 4.000%, 7/01/49, (AMT) 7/29 at 100.00 1,320,935
5,000 5.000%, 7/01/49, (AMT) 7/29 at 100.00 5,031,941
Total Transportation 6,352,876
U.S. Guaranteed - 2.4% (d)
950 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Westminster School, Series 2014H, 3.250%, 7/01/32, (Pre-refunded
7/01/24)
7/24 at 100.00 949,474
Greater New Haven Water Pollution Control Authority, Connecticut,
Regional Wastewater System Revenue Bonds, Refunding Series 2014B:
500 5.000%, 8/15/30, (Pre-refunded 8/15/24) 8/24 at 100.00 501,150
1,000 5.000%, 8/15/32, (Pre-refunded 8/15/24) 8/24 at 100.00 1,002,301
2,250 Hartford County Metropolitan District, Connecticut, Clean Water Project
Revenue Bonds, Refunding Green Bond Series 2014A, 5.000%, 11/01/35,
(Pre-refunded 11/01/24)
11/24 at 100.00 2,261,528
1,055 South Central Connecticut Regional Water Authority Water System
Revenue Bonds, Thirtieth Series 2014A, 5.000%, 8/01/44, (Pre-refunded
8/01/24)
8/24 at 100.00 1,056,946
Total U.S. Guaranteed 5,771,399
Utilities - 7.0%
2,000 Connecticut, State Revolving Fund General Revenue Bonds, Green Series
2019A, 5.000%, 2/01/39
2/29 at 100.00 2,125,657
60 Greater New Haven Water Pollution Control Authority, Connecticut,
Regional Wastewater System Revenue Bonds, Series 2005A, 5.000%,
8/15/35 - NPFG Insured
7/24 at 100.00 60,002
Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2017:
1,000 5.000%, 7/01/37 7/27 at 100.00 1,029,259
1,000 5.000%, 7/01/40 7/27 at 100.00 1,024,144
295 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2020A, 5.000%, 1/01/50
7/30 at 100.00 300,401
1,000 Guam Power Authority, Revenue Bonds, Series 2014A, 5.000%, 10/01/39 10/24 at 100.00 1,002,424
2,000 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B, 5.000%, 7/01/33
7/31 at 100.00 2,108,794
2,685 South Central Connecticut Regional Water Authority, Connecticut, Water
System Revenue Bonds, Thirty-Seventh Series 2023A-1, 5.000%, 8/01/51
8/33 at 100.00 2,853,553
1,685 South Central Connecticut Regional Water Authority, Water System
Revenue Bonds, Refunding Thirty-third Series 2017B-1, 5.000%, 8/01/41
8/28 at 100.00 1,761,607
2,915 South Central Connecticut Regional Water Authority, Water System
Revenue Bonds, Thirty-Fourth Series 2019C, 5.000%, 8/01/44
8/29 at 100.00 3,057,871
500 Stamford, Connecticut, Water Pollution Control System and Facility
Revenue Bonds, Series 2013A, 5.250%, 8/15/43
7/24 at 100.00 500,177

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities (continued)
$ 750 Stamford, Connecticut, Water Pollution Control System and Facility
Revenue Bonds, Series 2019, 4.000%, 4/01/44
4/29 at 100.00 $ 739,180
Total Utilities 16,563,069
Total Municipal Bonds
(cost $235,128,340) 224,296,091
Total Long-Term Investments
(cost $235,128,340) 224,296,091
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS -  4.6%
X 11,000,000
MUNICIPAL BONDS - 4.6%   X 11,000,000
Housing/Multifamily - 1 .3%
$ 3,000 (e) Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2016E-3, 3.310%, 11/15/46, (Mandatory Put
6/07/24)
5/24 at 100.00 $ 3,000,000
Total Housing/Multifamily 3,000,000
Housing/Single Family - 3 .3%
8,000 (e) Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2017F-3, 3.310%, 5/15/40, (Mandatory Put
6/07/24)
5/24 at 100.00 8,000,000
Total Housing/Single Family 8,000,000
Total Municipal Bonds
(cost $11,000,000) 11,000,000
Total Short-Term Investments
(cost $11,000,000) 11,000,000
Total Investments
(cost $246,128,340) - 98.7% 235,296,091
Other Assets & Liabilities, Net - 1.3% 3,046,679
Net Assets - 100% $ 238,342,770

Nuveen Connecticut Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 224,296,091 $ – $ 224,296,091
Short-Term Investments:
Municipal Bonds – 11,000,000 – 11,000,000
Total
$ – $ 235,296,091 $ – $ 235,296,091
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $11,680,811 or 5.0% of Total Investments.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(e) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
AMT Alternative Minimum Tax

Nuveen Massachusetts Municipal Bond Fund
Portfolio of Investments May 31, 2024
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 96.9%
X 551,377,776
MUNICIPAL BONDS - 96.9%   X 551,377,776
Education and Civic Organizations - 22.7%
Lowell, Massachusetts, Collegiate Charter School Revenue Bonds, Series
2019:
$ 2,065 5.000%, 6/15/39 6/26 at 100.00 $ 2,072,476
1,750 5.000%, 6/15/49 6/26 at 100.00 1,696,513
Massachusetts Development Finance Agency, Revenue Bonds, Berklee
College of Music, Series 2016:
1,260 5.000%, 10/01/39 10/26 at 100.00 1,279,790
5,165 5.000%, 10/01/46 10/26 at 100.00 5,202,396
3,000 Massachusetts Development Finance Agency, Revenue Bonds, Boston
College, Series 2013S, 5.000%, 7/01/32
6/24 at 100.00 3,000,842
Massachusetts Development Finance Agency, Revenue Bonds, Boston
College, Series 2017T:
2,350 5.000%, 7/01/39 7/27 at 100.00 2,438,656
1,020 5.000%, 7/01/42 7/27 at 100.00 1,052,768
3,110 Massachusetts Development Finance Agency, Revenue Bonds, Boston
University, Refunding Series 2023FF, 5.000%, 10/01/48
10/33 at 100.00 3,320,325
Massachusetts Development Finance Agency, Revenue Bonds, Brandeis
University Issue, Series 2018R:
1,195 5.000%, 10/01/37 10/28 at 100.00 1,263,843
840 5.000%, 10/01/38 10/28 at 100.00 884,407
1,000 5.000%, 10/01/39 10/28 at 100.00 1,049,272
3,000 Massachusetts Development Finance Agency, Revenue Bonds, Emerson
College, Series 2015, 5.000%, 1/01/35
1/25 at 100.00 3,016,181
Massachusetts Development Finance Agency, Revenue Bonds, Emerson
College, Series 2016A:
1,510 5.250%, 1/01/42 1/27 at 100.00 1,530,400
1,500 5.000%, 1/01/47 1/27 at 100.00 1,500,110
Massachusetts Development Finance Agency, Revenue Bonds, Emerson
College, Series 2017A:
1,600 5.000%, 1/01/37 1/28 at 100.00 1,636,107
6,020 5.000%, 1/01/40 1/28 at 100.00 6,103,335
2,000 Massachusetts Development Finance Agency, Revenue Bonds, Emerson
College, Series 2018, 5.000%, 1/01/43
1/28 at 100.00 2,010,261
2,500 Massachusetts Development Finance Agency, Revenue Bonds, Emmanuel
College, Series 2016A, 5.000%, 10/01/43
10/26 at 100.00 2,499,552
2,055 Massachusetts Development Finance Agency, Revenue Bonds, Lesley
University, Series 2016, 5.000%, 7/01/36
7/26 at 100.00 2,081,003
Massachusetts Development Finance Agency, Revenue Bonds, MCPHS
University Issue, Series 2015H:
550 3.500%, 7/01/35 7/25 at 100.00 506,538
235 5.000%, 7/01/37 7/25 at 100.00 237,994
700 Massachusetts Development Finance Agency, Revenue Bonds, Merrimack
College, Series 2017, 5.000%, 7/01/37
7/26 at 100.00 710,320
1,000 Massachusetts Development Finance Agency, Revenue Bonds, Merrimack
College, Series 2022, 5.000%, 7/01/52
7/32 at 100.00 996,085
Massachusetts Development Finance Agency, Revenue Bonds,
Northeastern University, Series 2014A:
1,125 5.000%, 3/01/39 6/24 at 100.00 1,096,977
2,065 5.000%, 3/01/44 6/24 at 100.00 1,964,840
2,080 Massachusetts Development Finance Agency, Revenue Bonds,
Northeastern University, Series 2022, 5.000%, 10/01/44
10/32 at 100.00 2,244,592
1,680 Massachusetts Development Finance Agency, Revenue Bonds, Simmons
University Issue, Series 2020M, 5.000%, 10/01/39
10/30 at 100.00 1,698,596
2,750 Massachusetts Development Finance Agency, Revenue Bonds, Springfield
College, Green Series 2021B, 4.000%, 6/01/41
6/30 at 100.00 2,452,448
2,495 Massachusetts Development Finance Agency, Revenue Bonds, Sterling
and Francine Clark Art Institute, Series 2015, 5.000%, 7/01/33
7/25 at 100.00 2,530,829

Nuveen Massachusetts Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
$ 2,415 Massachusetts Development Finance Agency, Revenue Bonds, Sterling
and Francine Clark Art Institute, Series 2016, 4.000%, 7/01/41
1/27 at 100.00 $ 2,356,801
610 Massachusetts Development Finance Agency, Revenue Bonds, Suffolk
University, Refunding Series 2019, 5.000%, 7/01/37
7/29 at 100.00 622,593
1,500 Massachusetts Development Finance Agency, Revenue Bonds, The Broad
Institute, Series 2017, 5.000%, 4/01/36
10/27 at 100.00 1,560,506
875 Massachusetts Development Finance Agency, Revenue Bonds, Tufts
University, Series 2015Q, 5.000%, 8/15/38
8/25 at 100.00 884,972
1,000 Massachusetts Development Finance Agency, Revenue Bonds, Wheaton
College, Series 2017H, 5.000%, 1/01/37
1/28 at 100.00 1,016,598
Massachusetts Development Finance Agency, Revenue Bonds, Woods
Hole Oceanographic Institution, Series 2018:
1,000 5.000%, 6/01/37 6/28 at 100.00 1,046,634
1,000 5.000%, 6/01/38 6/28 at 100.00 1,041,534
6,210 5.000%, 6/01/48 6/28 at 100.00 6,359,120
Massachusetts Development Finance Agency, Revenue Bonds, Worcester
Polytechnic Institute, Series 2017B:
5,000 5.000%, 9/01/42 9/27 at 100.00 5,136,662
7,000 5.000%, 9/01/45 9/27 at 100.00 7,146,046
745 Massachusetts Development Finance Agency, Revenue Bonds, Worcester
Polytechnic Institute, Series 2019, 5.000%, 9/01/33
9/29 at 100.00 796,530
Massachusetts Development Finance Authority, Revenue Bonds, Suffolk
University, Refunding Series 2017:
700 5.000%, 7/01/35 7/27 at 100.00 713,066
500 5.000%, 7/01/36 7/27 at 100.00 508,463
2,345 Massachusetts Development Finance Authority, Revenue Bonds, WGBH
Educational Foundation, Refunding Series 2016, 5.000%, 1/01/36
7/26 at 100.00 2,410,903
2,100 Massachusetts Development Finance Authority, Revenue Bonds, WGBH
Educational Foundation, Series 2002A, 5.750%, 1/01/42 - AMBAC Insured
No Opt. Call 2,506,497
1,655 Massachusetts Educational Financing Authority, Education Loan Revenue
Bonds, Issue J, Series 2016, 5.000%, 7/01/24, (AMT)
No Opt. Call 1,655,795
Massachusetts Educational Financing Authority, Education Loan Revenue
Bonds, Issue K, Series 2017A:
1,480 5.000%, 7/01/24, (AMT) No Opt. Call 1,480,711
2,800 5.000%, 7/01/26, (AMT) No Opt. Call 2,844,180
Massachusetts Educational Financing Authority, Education Loan Revenue
Bonds, Issue L, Senior Series 2020B:
850 5.000%, 7/01/29, (AMT) No Opt. Call 873,749
1,000 5.000%, 7/01/30, (AMT) No Opt. Call 1,034,211
1,000 Massachusetts Educational Financing Authority, Student Loan Revenue
Bonds, Issue I Series 2014, 5.000%, 1/01/27, (AMT)
1/25 at 100.00 1,004,902
4,355 University of Massachusetts Building Authority, Project Revenue Bonds,
Senior Series 2015-1, 5.000%, 11/01/40
11/25 at 100.00 4,402,728
University of Massachusetts Building Authority, Project Revenue Bonds,
Senior Series 2022-1:
5,550 4.000%, 11/01/46 5/32 at 100.00 5,383,634
10,605 5.000%, 11/01/52 5/30 at 100.00 11,138,949
6,655 University of Massachusetts Building Authority, Project Revenue Bonds,
Senior Series 2024-1, 5.000%, 11/01/47
5/34 at 100.00 7,220,300
Total Education and Civic Organizations 129,223,540
Health Care - 20.3%
2,160 Massachusetts Development Finance Agency Revenue Bonds, South
Shore Hospital, Series 2016I, 5.000%, 7/01/41
7/26 at 100.00 2,162,490
Massachusetts Development Finance Agency, Revenue Bonds, Baystate
Medical Center Issue, Series 2014N:
1,000 5.000%, 7/01/34 7/24 at 100.00 1,000,497
5,700 5.000%, 7/01/44 7/24 at 100.00 5,700,969
Massachusetts Development Finance Agency, Revenue Bonds, Beth Israel
Lahey Health Issue, Series 2019K:
1,250 5.000%, 7/01/36 7/29 at 100.00 1,321,271
1,400 5.000%, 7/01/38 7/29 at 100.00 1,468,147

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
$ 15,000 Massachusetts Development Finance Agency, Revenue Bonds, Boston
Children's Hospital Series 2024T, 5.250%, 3/01/54
3/34 at 100.00 $ 16,172,395
7,800 Massachusetts Development Finance Agency, Revenue Bonds, Boston
Medical Center Issue, Green Bonds, Series 2015D, 5.000%, 7/01/44
7/25 at 100.00 7,614,447
Massachusetts Development Finance Agency, Revenue Bonds, Boston
Medical Center Issue, Series 2016E:
2,000 5.000%, 7/01/32 7/26 at 100.00 2,034,846
1,825 5.000%, 7/01/36 7/26 at 100.00 1,847,731
Massachusetts Development Finance Agency, Revenue Bonds, Boston
Medical Center Issue, Series 2023G:
3,000 5.250%, 7/01/48 7/33 at 100.00 3,170,931
9,500 5.250%, 7/01/52 7/33 at 100.00 10,007,087
Massachusetts Development Finance Agency, Revenue Bonds, CareGroup
Issue, Refunding Series 2016-I:
1,675 5.000%, 7/01/30 7/26 at 100.00 1,709,387
1,500 5.000%, 7/01/37 7/26 at 100.00 1,524,795
1,935 5.000%, 7/01/38 7/26 at 100.00 1,959,920
Massachusetts Development Finance Agency, Revenue Bonds, CareGroup
Issue, Series 2015H-1:
900 5.000%, 7/01/30 7/25 at 100.00 906,069
1,000 5.000%, 7/01/32 7/25 at 100.00 1,007,079
500 5.000%, 7/01/33 7/25 at 100.00 503,548
4,100 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2, 5.000%, 7/01/48
7/28 at 100.00 4,141,967
Massachusetts Development Finance Agency, Revenue Bonds, Dana-
Farber Cancer Institute Issue, Series 2016N:
1,925 5.000%, 12/01/41 12/26 at 100.00 1,960,079
6,100 5.000%, 12/01/46 12/26 at 100.00 6,169,732
Massachusetts Development Finance Agency, Revenue Bonds, Lahey
Health System Obligated Group Issue, Series 2015F:
2,645 5.000%, 8/15/35 8/25 at 100.00 2,665,435
5,325 5.000%, 8/15/45 8/25 at 100.00 5,337,284
11,000 Massachusetts Development Finance Agency, Revenue Bonds, Mass
General Brigham, Series 2024D, 5.000%, 7/01/47
1/34 at 100.00 11,674,134
1,545 Massachusetts Development Finance Agency, Revenue Bonds, Milford
Regional Medical Center Issue, Series 2014F, 5.750%, 7/15/43
7/24 at 100.00 1,499,439
Massachusetts Development Finance Agency, Revenue Bonds, Milford
Regional Medical Center Issue, Series 2020G:
100 (c) 5.000%, 7/15/30 No Opt. Call 99,412
100 (c) 5.000%, 7/15/37 7/30 at 100.00 97,804
Massachusetts Development Finance Agency, Revenue Bonds, Partners
HealthCare System Issue, Series 2016Q:
1,250 4.000%, 7/01/41 7/26 at 100.00 1,216,551
4,710 5.000%, 7/01/47 7/26 at 100.00 4,751,581
Massachusetts Development Finance Agency, Revenue Bonds, Partners
HealthCare System Issue, Series 2017S-1:
2,200 5.000%, 7/01/37 1/28 at 100.00 2,295,113
3,430 4.000%, 7/01/41 1/28 at 100.00 3,325,669
Massachusetts Development Finance Agency, Revenue Bonds, Southcoast
Health System Obligated Group Issue, Series 2013F:
1,750 5.000%, 7/01/27 7/24 at 100.00 1,750,642
1,000 5.000%, 7/01/37 7/24 at 100.00 1,000,568
3,800 Massachusetts Development Finance Agency, Revenue Bonds, The Lowell
General Hospital, Series 2013G, 5.000%, 7/01/44
7/24 at 100.00 3,591,851
890 Massachusetts Development Finance Agency, Revenue Bonds, UMass
Memorial Health Care Obligated Group Issue, Series 2017K, 5.000%,
7/01/38
1/27 at 100.00 901,914
Massachusetts Development Finance Agency, Revenue Bonds, UMass
Memorial Health Care Obligated Group Issue, Series 2017L:
400 3.625%, 7/01/37 7/27 at 100.00 347,397
1,855 5.000%, 7/01/44 7/27 at 100.00 1,870,078

Nuveen Massachusetts Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
$ 555 Massachusetts Development Finance Agency, Revenue Bonds, UMass
Memorial Health Care, Series 2016I, 5.000%, 7/01/36
7/26 at 100.00 $ 563,456
500 Massachusetts Development Finance Agency, Revenue Bonds, Wellforce
Issue, Series 2019A, 5.000%, 7/01/44
1/29 at 100.00 482,066
Total Health Care 115,853,781
Housing/Multifamily - 2.2%
4,986 Massachusetts Development Finance Agency, Multifamily Housing
Revenue Bonds, Salem Heights II Preservation Associates LP, Social Series
2021A, 2.300%, 1/01/42
No Opt. Call 3,285,699
1,995 Massachusetts Housing Finance Agency, Housing Bonds, Series 2019B-1,
3.100%, 12/01/44
12/28 at 100.00 1,528,503
2,000 Massachusetts Housing Finance Agency, Housing Bonds, Series 2020A-1,
3.000%, 12/01/45
12/28 at 100.00 1,482,115
1,800 Massachusetts Housing Finance Agency, Housing Bonds, Sustainability
Green Series 2020C-1, 2.450%, 12/01/45
12/29 at 100.00 1,177,054
Massachusetts Housing Finance Agency, Housing Bonds, Sustainability
Green Series 2020D-1:
1,500 2.200%, 12/01/40 6/30 at 100.00 1,037,560
1,100 2.375%, 12/01/45 6/30 at 100.00 706,568
500 Massachusetts Housing Finance Agency, Housing Bonds, Sustainability
Green Series 2021A-1, 2.000%, 12/01/36
6/30 at 100.00 373,167
2,685 Massachusetts Housing Finance Agency, Housing Bonds, Sustainability
Green Series 2022C-1, 5.000%, 12/01/47
6/32 at 100.00 2,792,224
Total Housing/Multifamily 12,382,890
Housing/Single Family - 1.8%
1,500 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Series 2020-218, 2.400%, 6/01/44
12/29 at 100.00 1,026,612
5,000 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Series 2023, 3.250%, 6/01/24
5/24 at 100.00 5,000,000
1,500 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Social Series 2021-221, 2.300%, 6/01/44
6/30 at 100.00 995,017
Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Social Series 2021-223:
1,200 1.950%, 6/01/32 12/30 at 100.00 961,566
750 2.000%, 12/01/32 12/30 at 100.00 603,792
1,380 2.050%, 6/01/33 12/30 at 100.00 1,104,053
500 2.100%, 12/01/33 12/30 at 100.00 398,622
Total Housing/Single Family 10,089,662
Long-Term Care - 0.7%
Massachusetts Development Finance Agency Revenue Refunding Bonds,
NewBridge on the Charles, Inc. Issue, Series 2017:
1,910 (c) 4.125%, 10/01/42 6/24 at 104.00 1,738,674
275 (c) 5.000%, 10/01/47 6/24 at 104.00 275,148
560 Massachusetts Development Finance Agency, Revenue Bonds, Berkshire
Retirement Community Lennox, Series 2015, 5.000%, 7/01/31
7/25 at 100.00 561,769
400 Massachusetts Development Finance Agency, Revenue Bonds, Orchard
Cove, Inc., Refunding Series 2019, 5.000%, 10/01/39
10/24 at 104.00 407,918
1,020 Massachusetts Development Finance Agency, Revenue Bonds, Salem
Community Corporation, Refunding Series 2022, 5.125%, 1/01/40
1/32 at 100.00 979,245
Total Long-Term Care 3,962,754
Tax Obligation/General - 19.8%
825 Andover, Massachusetts, General Obligation Bonds, Municipal Purpose
Loan Series 2022, 4.000%, 7/15/42
7/31 at 100.00 826,196
Central Berkshire Regional School District, Dalton, Massachusetts, General
Obligation Bonds, State Qualified Series 2019:
1,400 3.000%, 6/01/38 6/28 at 100.00 1,229,262
1,440 3.000%, 6/01/39 6/28 at 100.00 1,244,862
1,490 3.000%, 6/01/40 6/28 at 100.00 1,264,863

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
$ 1,740 Hudson, Massachusetts, General Obligation Bonds, Municipal Purpose
Loan Series 2011, 5.000%, 2/15/32
7/24 at 100.00 $ 1,741,850
7,400 Lincoln, Massachusetts, General Obligation Bonds, School Series 2019,
4.000%, 3/01/49
3/28 at 100.00 7,090,013
2,000 Massachusetts Development Finance Agency, Special Obligation Bonds,
Commonwealth Contract  Assistance, Series 2015A, 4.000%, 5/01/45
5/25 at 100.00 1,939,003
3,000 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2015C, 5.000%, 7/01/45
7/25 at 100.00 3,021,758
3,000 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2017A, 5.000%, 4/01/42
4/27 at 100.00 3,082,865
Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2018A:
3,750 5.000%, 1/01/42 1/28 at 100.00 3,890,729
2,490 5.000%, 1/01/45 1/28 at 100.00 2,572,097
5,000 5.000%, 1/01/47 1/28 at 100.00 5,152,331
11,110 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2019A, 5.000%, 1/01/49
1/29 at 100.00 11,506,408
7,000 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2022C, 5.250%, 10/01/47
10/32 at 100.00 7,632,166
5,450 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2024A, 5.000%, 1/01/54
1/34 at 100.00 5,812,593
10,000 Massachusetts State, General Obligation Bonds, Consolidated Series
2023D, 5.000%, 10/01/53
10/33 at 100.00 10,664,008
15,000 Massachusetts State, General Obligation Bonds, Series 2022E, 5.000%,
11/01/52
11/32 at 100.00 15,934,263
1,000 North Reading, Massachusetts, General Obligation Bonds, Municipal
Purpose Loan Series 2012, 5.000%, 5/15/35
7/24 at 100.00 1,001,058
1,685 Northeast Metropolitan Regional Vocational Technical School District,
Massachusetts, General Obligation Bonds, School Series 2022, 4.000%,
4/15/47
4/31 at 100.00 1,603,499
1,965 Northeast Metropolitan Regional Vocational Technical School District,
Massachusetts, General Obligation Bonds, School Series 2024, 4.000%,
5/15/46
5/33 at 100.00 1,883,062
1,950 Pentucket Regional School District, Massachusetts, General Obligation
Bonds, Series 2019, 3.000%, 9/01/42
9/27 at 100.00 1,581,568
3,000 Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1,
4.000%, 7/01/46
7/31 at 103.00 2,713,309
2,000 Quincy, Massachusetts, General Obligation Bonds, Municipal Purpose
Loan Series 2022A, 5.000%, 6/01/50
6/32 at 100.00 2,123,037
3,000 Quincy, Massachusetts, General Obligation Bonds, Municipal Purpose
Loan Series 2022B, 5.000%, 7/01/47
7/32 at 100.00 3,204,131
3,215 Scituate, Massachusetts, General Obligation Bonds, Municipal Purpose
Loan Series 2015, 4.000%, 9/15/33
9/24 at 100.00 3,217,350
5,535 Taunton, Massachusetts, General Obligation Bonds, Municipal Purpose
Loan Series 2024, 4.000%, 3/01/51
3/33 at 100.00 5,223,673
2,170 Tisbury, Massachusetts, General Obligation Bonds, Municipal Purpose
Loan Series 2022, 4.000%, 8/15/42
8/30 at 100.00 2,140,652
3,440 Webster, Massachusetts, General Obligation Bonds, Qualified School
Project, Chapter 70B, Loan Series 2022, 4.000%, 12/01/42
12/31 at 100.00 3,415,168
Total Tax Obligation/General 112,711,774
Tax Obligation/Limited - 17.8%
Government of Guam, Business Privilege Tax Bonds, Refunding Series
2015D:
1,355 5.000%, 11/15/27 11/25 at 100.00 1,370,319
1,000 5.000%, 11/15/39 11/25 at 100.00 1,004,913
Guam Government, Limited Obligation Section 30 Revenue Bonds, Series
2016A:
1,160 5.000%, 12/01/31 12/26 at 100.00 1,185,249
2,000 5.000%, 12/01/46 12/26 at 100.00 1,998,613
1,010 Martha's Vineyard Land Bank, Massachusetts, Revenue Bonds, Refunding
Green Series 2014, 5.000%, 5/01/33 - BAM Insured
11/24 at 100.00 1,013,740

Nuveen Massachusetts Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 500 Martha's Vineyard Land Bank, Massachusetts, Revenue Bonds, Refunding
Green Series 2017, 5.000%, 5/01/36 - BAM Insured
5/27 at 100.00 $ 520,638
10,000 Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds,
Senior Series 2023A-1, 5.250%, 7/01/48
7/33 at 100.00 10,976,352
Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds,
Subordinated Series 2017A-2:
2,050 5.000%, 7/01/44 7/27 at 100.00 2,100,280
3,065 5.000%, 7/01/46 7/27 at 100.00 3,130,992
4,330 Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds,
Subordinated Series 2021A-1, 4.000%, 7/01/39
7/31 at 100.00 4,390,210
2,505 Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds,
Subordinated Sustainability Series 2017A-1, 5.000%, 7/01/41
7/27 at 100.00 2,584,927
650 Massachusetts School Building Authority, Dedicated Sales Tax Revenue
Bonds, Refunding Senior Series 2015C, 5.000%, 8/15/37
8/25 at 100.00 659,335
Massachusetts School Building Authority, Dedicated Sales Tax Revenue
Bonds, Senior Social Series 2020A:
5,000 4.000%, 8/15/45 8/30 at 100.00 4,866,616
3,020 5.000%, 8/15/50 8/30 at 100.00 3,153,840
7,000 Massachusetts School Building Authority, Dedicated Sales Tax Revenue
Bonds, Subordinated Series 2018A, 5.250%, 2/15/48
2/28 at 100.00 7,261,463
4,480 Massachusetts School Building Authority, Dedicated Sales Tax Revenue
Bonds, Subordinated Series 2019A, 5.000%, 2/15/44
2/29 at 100.00 4,689,151
5,000 Massachusetts State, Special Obligation Dedicated Tax Revenue Bonds,
Refunding Series 2005, 5.500%, 1/01/34 - NPFG Insured
No Opt. Call 5,591,291
2,800 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement & Accelerated Bridge Program, Series 2016A, 5.000%,
6/01/41
6/26 at 100.00 2,855,371
8,180 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement & Accelerated Bridge Programs, Series 2017A, 5.000%,
6/01/47
6/27 at 100.00 8,386,565
5,540 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement & Accelerated Bridge Programs, Series 2019A, 5.000%,
6/01/49
6/29 at 100.00 5,756,608
10,000 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Sustainability  Green Series 2022A, 5.000%,
6/01/50
6/31 at 100.00 10,554,899
1,665 Massachusetts State, Transportation Fund Revenue Bonds, Refunding
Series 2021A, 5.000%, 6/01/42
6/31 at 100.00 1,793,506
1,510 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/39
10/32 at 100.00 1,567,133
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
3,177 4.550%, 7/01/40 7/28 at 100.00 3,199,699
4,725 4.750%, 7/01/53 7/28 at 100.00 4,695,330
5,840 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.784%, 7/01/58
7/28 at 100.00 5,788,343
Total Tax Obligation/Limited 101,095,383
Transportation - 3.2%
1,250 Massachusetts Department of Transportation, Metropolitan Highway
System Revenue Bonds, Refunding Senior Lien Series 2019A, 5.000%,
1/01/37
1/29 at 100.00 1,337,293
1,500 Massachusetts Port Authority, Revenue Bonds, Refunding Series 2017A,
5.000%, 7/01/42, (AMT)
7/27 at 100.00 1,517,159
5,750 Massachusetts Port Authority, Revenue Bonds, Refunding Series 2021B,
5.000%, 7/01/44, (AMT)
7/24 at 100.00 5,748,341
1,780 Massachusetts Port Authority, Revenue Bonds, Series 2014A, 5.000%,
7/01/34
7/24 at 100.00 1,781,391
Massachusetts Port Authority, Revenue Bonds, Series 2015A:
1,425 5.000%, 7/01/40 7/25 at 100.00 1,441,268
2,000 5.000%, 7/01/45 7/25 at 100.00 2,017,865
1,750 Massachusetts Port Authority, Revenue Bonds, Series 2015B, 5.000%,
7/01/45, (AMT)
7/25 at 100.00 1,753,734

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Transportation (continued)
$ 2,500 Massachusetts Port Authority, Revenue Bonds, Series 2021E, 5.000%,
7/01/46, (AMT)
7/31 at 100.00 $ 2,594,119
Total Transportation 18,191,170
U.S. Guaranteed - 2.7% (d)
5,915 Massachusetts Development Finance Agency Revenue Bonds, Children's
Hospital Issue, Series 2014P, 5.000%, 10/01/46, (Pre-refunded 10/01/24)
10/24 at 100.00 5,939,245
6,000 Massachusetts Development Finance Agency, Revenue Bonds, Atrius
Health Issue, Series 2019A, 5.000%, 6/01/39, (Pre-refunded 6/01/29)
6/29 at 100.00 6,439,856
1,820 Massachusetts Water Resources Authority, General Revenue Bonds, Green
Series 2016C, 5.000%, 8/01/40, (Pre-refunded 8/01/26)
8/26 at 100.00 1,881,252
1,000 Massachusetts Water Resources Authority, General Revenue Bonds, Series
2016B, 5.000%, 8/01/40, (Pre-refunded 8/01/26)
8/26 at 100.00 1,033,655
Total U.S. Guaranteed 15,294,008
Utilities - 5.7%
4,000 Boston Water and Sewer Commission, Massachusetts, General Revenue
Bonds, Senior Series 2018A, 4.000%, 11/01/40
5/26 at 100.00 4,009,744
2,805 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/40
7/27 at 100.00 2,872,724
920 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2016, 5.000%, 1/01/46
7/26 at 100.00 931,085
2,500 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2020A, 5.000%, 1/01/50
7/30 at 100.00 2,545,769
1,650 Massachusetts Clean Water Trust, State Revolving Fund Bonds, Green 23B
Series 2021, 5.000%, 2/01/41
2/31 at 100.00 1,794,937
5,785 Massachusetts Clean Water Trust, State Revolving Fund Bonds,
Sustainability 24B Series 2022, 5.000%, 2/01/43
2/32 at 100.00 6,306,249
Massachusetts Municipal Wholesale Electric Company, MMWEC, Revenue
Bonds, Project 2015A, Series 2021A:
1,000 4.000%, 7/01/39 1/32 at 100.00 1,008,188
1,310 4.000%, 7/01/40 1/32 at 100.00 1,309,193
1,400 4.000%, 7/01/41 1/32 at 100.00 1,381,384
2,000 4.000%, 7/01/46 1/32 at 100.00 1,894,411
1,250 Massachusetts Water Resources Authority, General Revenue Bonds, Green
Series 2023B, 5.250%, 8/01/48
8/33 at 100.00 1,370,934
Massachusetts Water Resources Authority, General Revenue Bonds, Series
2017B:
1,000 5.000%, 8/01/39 8/27 at 100.00 1,040,705
1,870 5.000%, 8/01/42 8/27 at 100.00 1,930,195
3,000 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B, 5.000%, 7/01/37
7/31 at 100.00 3,123,161
1,010 Springfield Water and Sewer Commission, Massachusetts, General
Revenue Bonds, Series 2017C, 5.000%, 4/15/33
4/27 at 100.00 1,054,135
Total Utilities 32,572,814
Total Municipal Bonds
(cost $561,786,224) 551,377,776
Total Long-Term Investments
(cost $561,786,224) 551,377,776
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS -  2.3%
X 12,880,000
MUNICIPAL BONDS - 2.3%   X 12,880,000
Education and Civic Organizations - 0 .7%
$ 3,635 (e) Massachusetts Development Finance Agency, Revenue Bonds, Boston
University, Variable Rate Demand Series 2008U-6C, 3.950%, 10/01/42,
(Mandatory Put 5/31/24)
5/24 at 100.00 $ 3,635,000
Total Education and Civic Organizations 3,635,000

Nuveen Massachusetts Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care - 1 .6%
$ 5,000 (c),(e) Massachusetts Development Finance Agency, Revenue Bonds, Sturdy
Memorial Hospital, Tender Option Bond 2024-008, 3.460%, 5/01/54,
(Mandatory Put 7/05/24)
5/27 at 100.00 $ 5,000,000
300 (e) Massachusetts Health and Educational Facilities Authority, Revenue
Bonds, Baystate Medical Center, Series 2009J-2, 4.000%, 7/01/44,
(Mandatory Put 5/31/24)
5/24 at 100.00 300,000
945 (e) Massachusetts Health and Educational Facilities Authority, Revenue
Bonds, Baystate Medical Center, Series 2009K-1, 4.000%, 7/01/39,
(Mandatory Put 5/31/24)
5/24 at 100.00 945,000
3,000 (e) Massachusetts Health and Educational Facilities Authority, Revenue
Bonds, Partners HealthCare System Inc., Variable Rate Demand
Obligations, Series 1997P, 3.100%, 7/01/27, (Mandatory Put 6/07/24)
6/24 at 100.00 3,000,000
Total Health Care 9,245,000
Total Municipal Bonds
(cost $12,880,000) 12,880,000
Total Short-Term Investments
(cost $12,880,000) 12,880,000
Total Investments
(cost $574,666,224) - 99.2% 564,257,776
Other Assets & Liabilities, Net - 0.8% 4,661,755
Net Assets - 100% $ 568,919,531
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 551,377,776 $ – $ 551,377,776
Short-Term Investments:
Municipal Bonds – 12,880,000 – 12,880,000
Total
$ – $ 564,257,776 $ – $ 564,257,776
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $10,334,199 or 1.8% of Total Investments.

(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(e) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
AMT Alternative Minimum Tax

Nuveen New Jersey Municipal Bond Fund
Portfolio of Investments May 31, 2024
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 98.8%
X 372,861,349
MUNICIPAL BONDS - 98.8%   X 372,861,349
Consumer Discretionary - 0.2%
Middlesex County Improvement Authority, New Jersey, Senior Revenue
Bonds, Heldrich Center Hotel/Conference Center Project, Series 2005A:
$ 935 (c) 5.000%, 1/01/32 7/24 at 100.00 $ 663,850
240 (c) 5.125%, 1/01/37 7/24 at 100.00 170,400
Total Consumer Discretionary 834,250
Consumer Staples - 3.3%
Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A:
3,460 4.000%, 6/01/37 6/28 at 100.00 3,432,289
3,610 5.000%, 6/01/46 6/28 at 100.00 3,672,672
5,205 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 5,240,480
Total Consumer Staples 12,345,441
Education and Civic Organizations - 14.7%
2,240 Atlantic County Improvement Authority, New Jersey, General Obligation
Lease Revenue Bonds, Stockton University Atlantic City Campus Phase II,
Series 2021A, 4.000%, 7/01/47 - AGM Insured
7/31 at 100.00 2,075,156
715 Camden County Improvement Authority, New Jersey, School Revenue
Bonds, KIPP: Cooper Norcross Academy 2022 Project, Social Series 2022,
6.000%, 6/15/62
12/30 at 100.00 756,024
1,000 Essex County Improvement Authority, New Jersey, General Obligation
Lease Revenue Bonds, Institute of Technology CHF-Newark, LLC-NJIT
Student Housing Project, Series 2021A, 4.000%, 8/01/60 - BAM Insured
8/31 at 100.00 915,957
Gloucester County Improvement Authority, New Jersey, Revenue Bonds,
Rowan University Project, County Gauranteed Loan, Series 2019:
1,050 5.000%, 7/01/44 7/29 at 100.00 1,099,457
1,000 4.000%, 7/01/48 7/29 at 100.00 974,160
Gloucester County Improvement Authority, New Jersey, Revenue Bonds,
Rowan University Project, County Guaranteed Loan, Series 2024:
1,080 5.000%, 7/01/49 - BAM Insured 1/32 at 100.00 1,140,143
1,000 5.000%, 7/01/54 - BAM Insured 1/32 at 100.00 1,050,067
1,000 Gloucester County Improvement Authority, New Jersey, Revenue Bonds,
Rowan University Student Center Project, Series 2024, 4.000%, 2/27/25
12/24 at 100.00 1,000,662
225 New Jersey Economic Development Authority, Charter School Revenue
Bonds, Foundation Academy Charter School, Series 2018A, 5.000%,
7/01/38
1/28 at 100.00 226,505
New Jersey Economic Development Authority, Charter School Revenue
Bonds, North Star Academy Charter School of Newark, Series 2017:
2,805 4.000%, 7/15/37 7/27 at 100.00 2,679,720
100 5.000%, 7/15/47 7/27 at 100.00 100,323
100 (d) New Jersey Economic Development Authority, Charter School Revenue
Bonds, Teaneck Community Charter School, Series 2017A, 5.125%,
9/01/52
9/27 at 100.00 97,586
945 New Jersey Economic Development Authority, Revenue Bonds, The
Seeing Eye Inc., Refunding Series 2015, 5.000%, 3/01/25
No Opt. Call 953,043
New Jersey Economic Development Authority, Revenue Bonds, The
Seeing Eye Inc., Refunding Series 2017:
355 3.000%, 6/01/32 12/27 at 100.00 326,557
195 5.000%, 6/01/32 12/27 at 100.00 201,270
1,145 New Jersey Educational Facilities Authority, Revenue Bonds, College of
New Jersey, Refunding Series 2016F, 3.000%, 7/01/40
7/26 at 100.00 912,395
1,470 New Jersey Educational Facilities Authority, Revenue Bonds, Kean
University, Refunding Series 2015H, 4.000%, 7/01/39 - AGM Insured
7/25 at 100.00 1,430,930

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
New Jersey Educational Facilities Authority, Revenue Bonds, Montclair
State University, Refunding Series 2015D:
$ 1,000 5.000%, 7/01/31 7/25 at 100.00 $ 1,012,165
1,055 3.750%, 7/01/33 7/25 at 100.00 1,024,103
New Jersey Educational Facilities Authority, Revenue Bonds, Montclair
State University, Refunding Series 2024A:
1,000 5.000%, 7/01/42 - AGM Insured 7/34 at 100.00 1,099,537
1,000 5.000%, 7/01/43 - AGM Insured 7/34 at 100.00 1,092,197
New Jersey Educational Facilities Authority, Revenue Bonds, Princeton
University, Refunding Series 2024C:
2,500 5.000%, 3/01/26 No Opt. Call 2,571,226
3,000 5.000%, 3/01/27 No Opt. Call 3,135,122
2,000 New Jersey Educational Facilities Authority, Revenue Bonds, Princeton
University, Series 2024B, 5.250%, 3/01/54
3/34 at 100.00 2,199,875
New Jersey Educational Facilities Authority, Revenue Bonds, Rider
University, Series  2017F:
360 3.750%, 7/01/37 7/27 at 100.00 276,590
1,370 4.000%, 7/01/42 7/27 at 100.00 991,318
2,265 5.000%, 7/01/47 7/27 at 100.00 1,747,854
1,225 New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall
University, Refunding Series 2015C, 5.000%, 7/01/32
7/25 at 100.00 1,236,020
710 New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall
University, Series 2013D, 5.000%, 7/01/38
7/24 at 100.00 710,249
New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall
University, Series 2016C:
1,870 3.000%, 7/01/41 7/26 at 100.00 1,488,367
2,430 3.000%, 7/01/46 7/26 at 100.00 1,791,217
1,085 4.000%, 7/01/46 7/26 at 100.00 957,445
1,000 New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall
University, Series 2020C, 3.250%, 7/01/49 - AGM Insured
7/30 at 100.00 789,900
3,500 New Jersey Educational Facilities Authority, Revenue Bonds, Stevens
Institute of Technology Issue, Green Series 2020A, 4.000%, 7/01/50
7/30 at 100.00 3,034,291
New Jersey Educational Facilities Authority, Revenue Bonds, Stevens
Institute of Technology, Series 2017A:
500 4.000%, 7/01/47 7/27 at 100.00 441,655
380 5.000%, 7/01/47 7/27 at 100.00 382,187
835 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Refunding Senior Series 2021B, 2.500%, 12/01/40, (AMT)
12/29 at 100.00 734,287
New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Refunding Series 2018A:
910 3.750%, 12/01/31, (AMT) 6/28 at 100.00 884,389
205 4.000%, 12/01/35, (AMT) 6/28 at 100.00 203,875
1,375 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Refunding Series 2023B, 4.000%, 12/01/44, (AMT)
12/33 at 100.00 1,286,363
500 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Refunding Series 2024B, 4.250%, 12/01/45, (AMT)
12/34 at 100.00 483,511
1,270 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Refunding Subordinate Series 2021C, 3.250%, 12/01/51,
(AMT)
12/29 at 100.00 895,669
New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Senior Lien Series 2016-1A:
615 3.500%, 12/01/32, (AMT) 12/25 at 100.00 602,123
145 4.000%, 12/01/39, (AMT) 12/25 at 100.00 144,660
New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Senior Lien Series 2017-1A:
170 3.750%, 12/01/33, (AMT) 12/26 at 100.00 168,618
15 4.000%, 12/01/40, (AMT) 12/26 at 100.00 14,904
765 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Senior Series 2019B, 3.250%, 12/01/39, (AMT)
6/28 at 100.00 701,850
485 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Senior Series 2020B, 3.500%, 12/01/39, (AMT)
12/28 at 100.00 457,976
725 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Series 2015-1A, 4.000%, 12/01/30, (AMT)
12/24 at 100.00 706,518

Nuveen New Jersey Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
$ 1,740 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Subordinate Series 2017-C, 4.250%, 12/01/47, (AMT)
12/26 at 100.00 $ 1,625,752
1,460 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Subordinate Series 2019C, 3.625%, 12/01/49, (AMT)
6/28 at 100.00 1,136,276
2,005 New Jersey Institute of Technology, New Jersey, General Obligation
Bonds, Series 2015A, 5.000%, 7/01/45
7/25 at 100.00 2,011,616
1,335 Passaic County Improvement Authority, New Jersey, Charter School
Revenue Bonds, Paterson Arts & Science Charter School, Series 2023,
5.375%, 7/01/53
7/31 at 100.00 1,355,408
Total Education and Civic Organizations 55,335,068
Financials - 0.1%
351 New Jersey Economic Development Authority, Revenue Refunding
Bonds, Kapkowski Road Landfill Project, Series 2002, 6.500%, 4/01/28
No Opt. Call 351,691
Total Financials 351,691
Health Care - 7.4%
New Jersey Health Care Facilities Authority, Revenue Bonds, Atlanticare
Health System Obligated Group Issue, Series 2021:
1,800 2.375%, 7/01/46 7/31 at 100.00 1,119,076
1,800 3.000%, 7/01/46 7/31 at 100.00 1,358,243
1,000 3.000%, 7/01/51 7/31 at 100.00 725,336
115 New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS
Hospital Corporation, Series 2008A, 5.000%, 7/01/27
7/24 at 100.00 115,035
1,775 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
AHS Hospital Corporation, Refunding Series 2016, 4.000%, 7/01/41
1/27 at 100.00 1,729,612
965 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Hackensack Meridian Health Obligated Group, Refunding Series 2017A,
5.000%, 7/01/57
7/27 at 100.00 973,979
3,105 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Inspira Health Obligated Group Issue, Refunding Series 2016A, 4.000%,
7/01/41
7/26 at 100.00 2,999,252
2,540 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Inspira Health Obligated Group Issue, Series 2017A, 5.000%, 7/01/42
7/27 at 100.00 2,579,636
New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Princeton HealthCare System, Series 2016A:
610 5.000%, 7/01/33 7/26 at 100.00 623,648
600 5.000%, 7/01/34 7/26 at 100.00 613,160
2,635 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
RWJ Barnabas Health Obligated Group, Refunding Series 2016A, 5.000%,
7/01/43
7/26 at 100.00 2,666,832
New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
RWJ Barnabas Health Obligated Group, Series 2021A:
2,755 4.000%, 7/01/45 7/31 at 100.00 2,610,468
2,145 3.000%, 7/01/51 7/31 at 100.00 1,561,041
New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Saint Joseph's Healthcare System Obligated Group Issue, Refunding
Series 2016:
2,710 3.000%, 7/01/32 7/26 at 100.00 2,313,053
370 4.000%, 7/01/34 7/26 at 100.00 347,705
1,835 5.000%, 7/01/41 7/26 at 100.00 1,818,524
1,450 4.000%, 7/01/48 7/26 at 100.00 1,265,035
New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Valley Health System Obligated Group, Series 2019:
1,865 4.000%, 7/01/44 7/29 at 100.00 1,782,127
1,215 3.000%, 7/01/49 7/29 at 100.00 940,206
Total Health Care 28,141,968

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Housing/Multifamily - 5.6%
New Jersey Economic Development Authority, Revenue Bonds, Provident
Group - Kean Properties LLC - Kean University Student Housing Project,
Series 2017A:
$ 150 5.000%, 7/01/47 1/27 at 100.00 $ 144,235
450 5.000%, 1/01/50 1/27 at 100.00 429,375
2,440 New Jersey Economic Development Authority, Revenue Bonds, West
Campus Housing LLC - New Jersey City University Student Housing
Project, Series 2015, 5.000%, 7/01/47
7/25 at 100.00 2,056,696
520 New Jersey Housing & Mortgage Finance Agency, 5.250%, 12/20/65 3/34 at 100.00 528,368
1,447 New Jersey Housing & Mortgage Finance Agency, Multifamily Conduit
Revenue Bonds, Cherry Garden Apartments Project, Series 2021B,
2.375%, 1/01/39
No Opt. Call 1,062,236
1,310 New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2015A, 4.000%, 11/01/45
11/24 at 100.00 1,207,523
1,135 New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2016A, 3.750%, 11/01/45
11/25 at 100.00 965,912
2,145 New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2016B, 3.600%, 11/01/40
11/25 at 100.00 1,926,802
875 New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2017D, 3.900%, 11/01/32, (AMT)
5/26 at 100.00 846,673
New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2018A:
1,935 3.600%, 11/01/33 11/27 at 100.00 1,803,563
1,865 3.875%, 11/01/38 11/27 at 100.00 1,744,414
1,045 3.950%, 11/01/43 11/27 at 100.00 951,015
650 4.000%, 11/01/48 11/27 at 100.00 592,699
500 4.100%, 11/01/53 11/27 at 100.00 448,155
New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2019A:
1,750 2.900%, 11/01/39 11/28 at 100.00 1,426,825
530 3.000%, 11/01/44 11/28 at 100.00 397,740
870 3.050%, 11/01/49 11/28 at 100.00 640,619
490 3.150%, 5/01/53 11/28 at 100.00 342,489
600 New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2020A, 2.450%, 11/01/45
11/29 at 100.00 382,768
2,470 New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2021A, 2.450%, 11/01/41
11/30 at 100.00 1,760,623
New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2023C:
1,090 4.850%, 5/01/33, (AMT) 5/32 at 100.00 1,086,418
250 5.000%, 11/01/38, (AMT) 5/32 at 100.00 254,642
Total Housing/Multifamily 20,999,790
Housing/Single Family - 5.7%
New Jersey Housing and Mortgage Finance Agency, Single Family
Housing Revenue Bonds, Series 2018A:
1,725 3.600%, 4/01/33 10/27 at 100.00 1,600,383
1,130 3.750%, 10/01/35 10/27 at 100.00 1,040,074
2,150 New Jersey Housing and Mortgage Finance Agency, Single Family
Housing Revenue Bonds, Series 2018B, 3.800%, 10/01/32, (AMT)
10/27 at 100.00 2,067,079
2,710 New Jersey Housing and Mortgage Finance Agency, Single Family
Housing Revenue Bonds, Series 2019C, 4.000%, 4/01/49
4/28 at 100.00 2,460,486
New Jersey Housing and Mortgage Finance Agency, Single Family
Housing Revenue Bonds, Series 2020E:
1,540 2.250%, 10/01/40 4/29 at 100.00 1,114,229
1,225 3.500%, 4/01/51 4/29 at 102.44 1,192,185
2,000 New Jersey Housing and Mortgage Finance Agency, Single Family
Housing Revenue Bonds, Series 2024K, 4.150%, 10/01/39
10/32 at 100.00 1,983,350
7,090 New Jersey Housing and Mortgage Finance Agency, Single Family
Housing Revenue Bonds, Social Series 2021H, 2.300%, 10/01/46
4/30 at 100.00 4,561,247

Nuveen New Jersey Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Housing/Single Family (continued)
New Jersey Housing and Mortgage Finance Agency, Single Family
Housing Revenue Bonds, Social Series 2022I:
$ 1,885 4.500%, 10/01/42 4/31 at 100.00 $ 1,896,535
1,445 4.600%, 10/01/46 4/31 at 100.00 1,422,085
New Jersey Housing and Mortgage Finance Agency, Single Family
Housing Revenue Bonds, Social Series 2023J:
1,000 4.500%, 10/01/43 4/32 at 100.00 1,004,449
1,150 4.700%, 10/01/48 4/32 at 100.00 1,155,342
Total Housing/Single Family 21,497,444
Long-Term Care - 0.6%
530 New Jersey Economic Development Authority, Fixed Rate Revenue
Bonds, Lions Gate Project, Series 2014, 5.250%, 1/01/44
7/24 at 100.00 497,893
2,170 (c),(d) New Jersey Economic Development Authority, Revenue Bonds, White
Horse HMT Urban Renewal LLC Project, Series 2020, 5.000%, 1/01/40
1/28 at 102.00 1,485,555
495 (c),(d) New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Village Drive Healthcare Urban Renewal LLC, Series 2018, 5.750%,
10/01/38
10/26 at 102.00 362,038
Total Long-Term Care 2,345,486
Tax Obligation/General - 16.0%
1,000 Bernardsville, New Jersey, General Obligation Bonds, Bond Anticipation
Notes Series 2024, 4.000%, 3/27/25
No Opt. Call 1,001,613
5,000 Bridgewater & Raritan School District, Somerset County, New Jersey,
General Obligation Bonds, Series 2024, 4.000%, 7/15/45
1/33 at 100.00 4,975,958
800 Cumberland County Improvement Authority, New Jersey, General
Obligation Lease Revenue Bonds, Vineland Public Safety Building Project,
Series 2017, 3.250%, 12/15/37
12/27 at 100.00 708,659
1,470 Cumberland County, New Jersey, General Obligation Bonds, Series 2021,
2.000%, 5/15/29
5/28 at 100.00 1,299,468
2,400 Essex County Improvement Authority, New Jersey, Lease Revenue Bonds,
Essex County Family Court Building House Projects, County Guaranteed
Series 2023, 5.000%, 7/03/24
No Opt. Call 2,401,227
15 Flemington-Raritan Regional School District, Hunterdon County, New
Jersey, General Obligation Bonds, Series 2019, 2.375%, 9/01/34
9/26 at 100.00 12,205
Gloucester Township, New Jersey, General Obligation Bonds, Series 2019:
1,065 2.000%, 2/01/28 - BAM Insured No Opt. Call 970,417
1,500 2.250%, 2/01/29 - BAM Insured No Opt. Call 1,359,630
180 Hamilton Township, Mercer County Board of Education, New Jersey,
General Obligation Bonds, Series 2017, 3.250%, 12/15/38
12/27 at 100.00 157,146
1,040 Harrison, New Jersey, General Obligation Bonds, Parking Utility Series
2018, 3.375%, 3/01/34 - BAM Insured
3/28 at 100.00 977,414
1,000 Hudson County Improvement Authority, New Jersey, County Secured
Lease Revenue Bonds, Hudson County Courthouse Project, Series 2020,
4.000%, 10/01/51
10/30 at 100.00 940,185
6,490 Hudson County Improvement Authority, New Jersey, County Secured
Lease Revenue Bonds, Hudson County Vocational Technical Schools
Project, Series 2016, 5.000%, 5/01/46
5/26 at 100.00 6,576,735
1,000 Jersey City Board of Education, Hudson County, New Jersey, General
Obligation Bonds, School Energy Savings Refunding Series 2023, 4.250%,
8/15/45 - AGM Insured
8/33 at 100.00 1,010,903
1,295 Jersey City, New Jersey, General Obligation Bonds, General Improvement
Series 2022A, 3.000%, 2/15/37
2/29 at 100.00 1,152,727
2,000 Livingston Township, New Jersey, General Obligation Bonds, Series 2023,
5.000%, 12/10/24
No Opt. Call 2,013,006
Monmouth County Improvement Authority, New Jersey, Governmental
Pooled Loan Revenue Bonds, Series 2022C:
1,045 5.000%, 8/15/39 8/32 at 100.00 1,163,810
1,125 5.000%, 8/15/40 8/32 at 100.00 1,243,792

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
Monmouth County Improvement Authority, New Jersey, Governmental
Pooled Loan Revenue Bonds, Series 2023:
$ 1,000 5.000%, 12/01/34 12/33 at 100.00 $ 1,151,672
650 5.000%, 12/01/35 12/33 at 100.00 747,454
575 5.000%, 12/01/36 12/33 at 100.00 658,388
500 5.000%, 12/01/41 12/33 at 100.00 555,919
1,900 New Brunswick Parking Authority, Middlesex County, New Jersey,
Guaranteed Parking Revenue Bonds, Refunding Series 2016A, 5.000%,
9/01/32 - BAM Insured
9/26 at 100.00 1,947,874
New Jersey State, General Obligation Bonds, Covid-19 Emergency Series
2020A:
585 5.000%, 6/01/24 No Opt. Call 585,000
1,000 5.000%, 6/01/25 No Opt. Call 1,014,463
105 5.000%, 6/01/26 No Opt. Call 108,122
2,610 4.000%, 6/01/31 No Opt. Call 2,708,057
1,130 3.000%, 6/01/32 No Opt. Call 1,056,048
140 4.000%, 6/01/32 No Opt. Call 145,691
605 Newark Board of Education, Essex County, New Jersey, General
Obligation Bonds, School Energy Savings Series 2021, 4.000%, 7/15/36 -
BAM Insured
7/31 at 100.00 607,580
Newark, Essex County, New Jersey, Mass Transit Access Tax Revenue
Bonds, Mulberry Pedestrian Bridge Redevelopment Project, Series 2022:
500 5.375%, 11/15/52 - AGM Insured 11/32 at 100.00 543,422
600 6.000%, 11/15/62 - AGM Insured 11/32 at 100.00 672,036
1,500 Ocean City, New Jersey, General Obligation Bonds, General Improvement
Series 2019, 2.250%, 9/15/33
9/26 at 100.00 1,229,450
2,625 Passaic County, New Jersey, General Obligation Bonds, General
Improvement Series 2019A, 1.000%, 12/01/34
12/27 at 100.00 1,905,142
Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1:
1,054 5.625%, 7/01/29 No Opt. Call 1,134,474
1,477 4.000%, 7/01/33 7/31 at 103.00 1,476,961
669 4.000%, 7/01/37 7/31 at 103.00 649,064
1,145 Somers Point, New Jersey, General Obligation Bonds, Improvement
Sewer Utility Series 2019, 2.000%, 10/01/31
10/26 at 100.00 963,266
2,460 South Orange & Maplewood School District, Essex County, New Jersey,
General Obligation Bonds, Series 2021, 2.375%, 8/15/46
8/29 at 100.00 1,561,669
1,000 South Orange Village Township, New Jersey, General Obligation Bonds,
Series 2023, 5.000%, 6/28/24
No Opt. Call 1,000,601
3,630 Union County Utilities Authority, New Jersey, Resource Recovery Facility
Lease Revenue Bonds, Covantan Union Inc. Lessee, Refunding Series
2011B, 5.250%, 12/01/31, (AMT)
7/24 at 100.00 3,632,521
2,515 Union County Utilities Authority, New Jersey, Solid Waste System County
Deficiency Revenue Bonds, Series 2011A, 5.000%, 6/15/41
7/24 at 100.00 2,515,352
2,000 Union Township, Union County, New Jersey, General Obligation Bonds,
Bond Anticipation Notes Series 2024, 4.500%, 1/21/25
No Opt. Call 2,010,740
1,280 Verona Township Board of Education, Essex County, New Jersey, General
Obligation Bonds, Refunding Series 2020, 2.250%, 3/01/39
3/27 at 100.00 927,514
1,020 Woodbury School District, New Jersey, General Obligation Bonds, Series
2023, 4.000%, 8/15/41 - BAM Insured
8/30 at 100.00 1,000,178
Total Tax Obligation/General 60,473,553
Tax Obligation/Limited - 17.8%
1,000 Bergen County Improvement Authority, New Jersey, County Guaranteed
Governmental Pooled Project Notes, Series 2024, 4.500%, 5/28/25
No Opt. Call 1,006,092
650 Bergen County Improvement Authority, New Jersey, Guaranteed Lease
Revenue Bonds, County Administration Complex Project, Series 2005,
5.000%, 11/15/26
No Opt. Call 675,567
1,000 Burlington County Bridge Commission, New Jersey, Governmental
Leasing Program Revenue Bonds, Series 2023D, 5.000%, 12/13/24
No Opt. Call 1,005,031
225 Camden County Improvement Authority, New Jersey, County Guaranteed
Loan Revenue Bonds, Capital Program, Series 2022, 5.000%, 1/15/33
1/32 at 100.00 250,536
1,785 Camden County Improvement Authority, New Jersey, County Guaranteed
Loan Revenue Bonds, City Hall Project, Series 2018, 3.250%, 12/01/37
12/28 at 100.00 1,624,019

Nuveen New Jersey Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 170 Garden State Preservation Trust, New Jersey, Open Space and Farmland
Preservation Bonds, Series 2005A, 5.750%, 11/01/28 - AGM Insured
No Opt. Call $ 178,304
Middlesex County Improvement Authority, New Jersey, General
Obligation Lease Revenue Bonds, New Jersey Health + Life Science
Exchange - H-1 Project Series 2023A:
2,940 5.000%, 8/15/49 8/33 at 100.00 3,162,944
2,000 4.000%, 8/15/53 8/33 at 100.00 1,901,451
1,050 5.000%, 8/15/53 8/33 at 100.00 1,115,625
New Jersey Economic Development Authority, New Jersey, Transit
Transportation Project Revenue Bonds, Portal North Bridge Project Series
2022A:
3,600 5.250%, 11/01/47 11/32 at 100.00 3,869,956
4,025 5.000%, 11/01/52 11/32 at 100.00 4,192,630
3,150 New Jersey Economic Development Authority, Revenue Bonds, Motor
Vehicle Surcharge, Refunding Subordinate Series 2017A, 3.375%, 7/01/30
7/27 at 100.00 2,970,642
2,010 New Jersey Economic Development Authority, Revenue Bonds, New
Jersey Transit Corporation Projects Sublease, Refunding Series 2017B,
5.000%, 11/01/25
No Opt. Call 2,047,310
New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2016A-1:
255 5.000%, 6/15/29 6/26 at 100.00 260,617
175 5.000%, 6/15/30 6/26 at 100.00 178,714
3,845 New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2018A, 5.000%, 6/15/31
6/26 at 100.00 3,921,427
New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2022CC:
1,000 5.250%, 6/15/41 12/32 at 100.00 1,094,234
1,170 5.250%, 6/15/46 12/32 at 100.00 1,262,957
1,500 New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2023AA, 4.250%, 6/15/44
6/33 at 100.00 1,473,752
14,360 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/30
No Opt. Call 11,116,431
New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Refunding Series 2006C:
6,925 0.000%, 12/15/32 - AGM Insured No Opt. Call 4,965,761
4,765 0.000%, 12/15/33 - AGM Insured No Opt. Call 3,270,246
1,045 0.000%, 12/15/34 - AGM Insured No Opt. Call 687,121
1,550 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2010D, 5.000%, 12/15/24
No Opt. Call 1,559,485
775 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019AA, 5.000%, 6/15/46
12/28 at 100.00 794,701
New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019BB:
2,360 3.500%, 6/15/46 12/28 at 100.00 1,983,882
1,000 4.000%, 6/15/50 12/28 at 100.00 926,770
1,140 Passaic County Improvement Authority, New Jersey, Lease Revenue
Bonds, Preakness Healthcare Center Expansion Project, Refunding Series
2015, 3.750%, 5/01/36
5/25 at 100.00 1,122,426
1,570 Passaic County Improvement Authority, New Jersey, Lease Revenue
Bonds, Preakness Healthcare Center Expansion Project, Series 2012,
3.500%, 5/01/35
7/24 at 100.00 1,539,086
575 Puerto Rico Public Finance Corporation, Commonwealth Appropriation
Bonds, Series 1998A, 5.125%, 6/01/24 - AMBAC Insured
No Opt. Call 575,000
2,740 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1, 5.000%, 7/01/58
7/28 at 100.00 2,740,889
1,749 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.329%, 7/01/40
7/28 at 100.00 1,743,527
1,835 Union County Improvement Authority, New Jersey, Lease Revenue Bonds,
Plainfield - Park Madison Redevelopment Project, Refunding Series
2013A, 5.000%, 3/01/34
No Opt. Call 2,022,653
Total Tax Obligation/Limited 67,239,786

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Transportation - 13.7%
$ 1,000 Delaware River and Bay Authority, Delaware and New Jersey, Revenue
Bonds, Refunding Series 2024B, 5.000%, 1/01/41
1/34 at 100.00 $ 1,091,152
1,990 Delaware River and Bay Authority, Delaware and New Jersey, Revenue
Bonds, Series 2019, 4.000%, 1/01/44
1/29 at 100.00 1,957,247
335 Delaware River and Bay Authority, Delaware and New Jersey, Revenue
Bonds, Series 2024A, 5.000%, 1/01/49
1/34 at 100.00 357,073
1,090 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Refunding Series 2015,
4.000%, 7/01/35 - BAM Insured
7/25 at 100.00 1,090,026
Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2017:
1,000 5.000%, 7/01/42 7/27 at 100.00 1,036,264
3,865 5.000%, 7/01/47 7/27 at 100.00 3,938,958
Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2019A:
1,285 5.000%, 7/01/31 7/29 at 100.00 1,382,965
1,000 3.000%, 7/01/49 7/29 at 100.00 714,366
2,760 Delaware River Port Authority, New Jersey and Pennsylvania, Revenue
Bonds,  Series 2013, 5.000%, 1/01/40
7/24 at 100.00 2,762,451
New Jersey Economic Development Authority, Private Activity Bonds, The
Goethals Bridge Replacement Project, Series 2013:
1,705 5.000%, 1/01/31 - AGM Insured, (AMT) 7/24 at 100.00 1,707,882
1,645 5.625%, 1/01/52, (AMT) 7/24 at 100.00 1,646,102
1,765 New Jersey Economic Development Authority, Special Facilities Revenue
Bonds, Continental Airlines Inc., Series 1999, 5.250%, 9/15/29, (AMT)
7/24 at 100.50 1,767,058
380 New Jersey Economic Development Authority, Special Facilities Revenue
Bonds, Continental Airlines Inc., Series 2000A & 2000B, 5.625%, 11/15/30,
(AMT)
7/24 at 101.00 383,224
New Jersey Economic Development Authority, Special Facility Revenue
Bonds, Port Newark Container Terminal LLC Project, Refunding Series
2017:
1,000 5.000%, 10/01/37, (AMT) 10/27 at 100.00 1,024,860
2,390 5.000%, 10/01/47, (AMT) 10/27 at 100.00 2,407,296
1,315 New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%,
1/01/29 - AGM Insured
No Opt. Call 1,426,166
1,145 New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2021A,
4.000%, 1/01/51
1/31 at 100.00 1,089,062
New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2022A:
1,250 4.000%, 1/01/42 7/32 at 100.00 1,253,346
2,500 4.000%, 1/01/43 7/32 at 100.00 2,497,300
New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2022B:
1,000 5.000%, 1/01/46 1/33 at 100.00 1,071,473
1,530 4.500%, 1/01/48 1/33 at 100.00 1,543,534
2,250 5.250%, 1/01/52 1/33 at 100.00 2,437,726
New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2024B:
1,025 4.125%, 1/01/54 1/34 at 100.00 987,152
1,305 5.250%, 1/01/54 1/34 at 100.00 1,420,471
2,950 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Forty Second Series 2023, 5.000%, 12/01/53, (AMT)
12/33 at 100.00 3,036,718
1,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Second Series 2017, 5.000%, 10/15/33, (AMT)
4/27 at 100.00 1,021,959
3,725 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Thirty Series 2022, 3.000%, 12/01/31
No Opt. Call 3,547,837
2,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Twelfth Series 2019, 4.000%, 9/01/38
9/29 at 100.00 2,027,375
1,000 South Jersey Transportation Authority, New Jersey, Transportation System
Revenue Bonds, Refunding Series 2014A, 5.000%, 11/01/39
11/24 at 100.00 1,001,232
1,000 South Jersey Transportation Authority, New Jersey, Transportation System
Revenue Bonds, Refunding Series 2019A, 5.000%, 11/01/33 - AGM
Insured
11/29 at 100.00 1,069,389

Nuveen New Jersey Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Transportation (continued)
South Jersey Transportation Authority, New Jersey, Transportation System
Revenue Bonds, Series 2022A:
$ 2,350 4.625%, 11/01/47 11/32 at 100.00 $ 2,364,527
650 5.250%, 11/01/52 - BAM Insured 11/32 at 100.00 693,366
Total Transportation 51,755,557
U.S. Guaranteed - 2.7% (e)
1,945 Cumberland County Improvement Authority, New Jersey, County General
Obligation Revenue Bonds, Technical High School Project, Series 2014,
5.000%, 9/01/39, (Pre-refunded 9/01/24) - AGM Insured
9/24 at 100.00 1,950,698
New Jersey Economic Development Authority, Revenue Bonds, United
Methodist Homes of New Jersey Obligated Group Issue, Refunding Series
2014A:
85 3.750%, 7/01/24, (ETM) No Opt. Call 84,934
405 5.000%, 7/01/29, (Pre-refunded 7/01/24) 7/24 at 100.00 405,150
New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2015WW:
250 5.250%, 6/15/40, (Pre-refunded 6/15/25) 6/25 at 100.00 254,508
4,110 5.250%, 6/15/40, (Pre-refunded 6/15/25) 6/25 at 100.00 4,184,114
215 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Kennedy Health System Obligated Group Issue, Refunding Series 2012,
3.750%, 7/01/27, (ETM)
No Opt. Call 214,418
3,000 New Jersey Turnpike Authority, Revenue Bonds, Series 2014A, 5.000%,
1/01/31, (Pre-refunded 7/01/24)
7/24 at 100.00 3,002,535
Total U.S. Guaranteed 10,096,357
Utilities - 11.0%
New Jersey Economic Development Authority, Energy Facilities Revenue
Bonds, UMM Energy Partners, LLC Project, Series 2012A:
500 5.000%, 6/15/37, (AMT) 7/24 at 100.00 498,293
1,000 5.125%, 6/15/43, (AMT) 7/24 at 100.00 990,879
1,975 New Jersey Economic Development Authority, Natural Gas Facilities
Revenue Bonds, New Jersey Natural Gas Company Project, Refunding
Series 2011A, 2.750%, 8/01/39
8/24 at 100.00 1,559,514
500 New Jersey Economic Development Authority, Natural Gas Facilities
Revenue Bonds, New Jersey Natural Gas Company Project, Refunding
Series 2011C, 3.000%, 8/01/41, (AMT)
8/24 at 100.00 388,320
3,195 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, Middlesex Water Company, Series 2019, 4.000%, 8/01/59, (AMT)
8/29 at 100.00 2,825,903
5,000 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, New Jersey-American Water Company Inc. Project, Refunding
Series 2019A, 2.200%, 10/01/39, (AMT), (Mandatory Put 12/03/29)
12/29 at 100.00 4,321,742
New Jersey Infrastructure Bank, Environmental Infrastructure Bonds,
Green Series 2021A-1:
1,205 3.000%, 9/01/31 9/30 at 100.00 1,142,491
3,985 3.000%, 9/01/32 9/30 at 100.00 3,708,693
5,085 3.000%, 9/01/33 9/30 at 100.00 4,635,338
New Jersey Infrastructure Bank, Environmental Infrastructure Bonds,
Green Series 2022A-2:
6,295 5.000%, 9/01/47 9/32 at 100.00 6,790,989
2,000 5.000%, 9/01/52 9/32 at 100.00 2,139,103
New Jersey Infrastructure Bank, Environmental Infrastructure Bonds,
Green Series 2023A-W1:
1,500 5.000%, 9/01/30 No Opt. Call 1,661,437
500 5.000%, 9/01/34 No Opt. Call 580,925
North Hudson Sewerage Authority, New Jersey, Gross Revenue Lease
Certificates, Senior Lien Series 2023:
700 5.000%, 6/01/36 - BAM Insured 12/33 at 100.00 790,321
500 5.000%, 6/01/37 - BAM Insured 12/33 at 100.00 559,606
500 5.000%, 6/01/38 - BAM Insured 12/33 at 100.00 556,817
750 5.000%, 6/01/39 - BAM Insured 12/33 at 100.00 831,626
375 5.000%, 6/01/44 - BAM Insured 12/33 at 100.00 407,100

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities (continued)
$ 695 Passaic County Utilities Authority, New Jersey, Solid Waste Disposal
Revenue Bonds, Refunding Series 2018, 5.000%, 3/01/37
No Opt. Call $ 774,232
1,920 Passaic Valley Water Commission, New Jersey, Water System Revenue
Bonds, Series 2023, 4.000%, 12/01/53 - AGM Insured
12/32 at 100.00 1,849,949
5,000 Salem County Pollution Control Financing Authority, New Jersey, Revenue
Bonds, Atlantic City Electric Company Project, Refunding Series 2020,
2.250%, 6/01/29
No Opt. Call 4,431,680
Total Utilities 41,444,958
Total Municipal Bonds
(cost $392,027,703) 372,861,349
Total Long-Term Investments
(cost $392,027,703) 372,861,349
Other Assets & Liabilities, Net - 1.2% 4,399,780
Net Assets - 100% $ 377,261,129
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 372,861,349 $ – $ 372,861,349
Total
$ – $ 372,861,349 $ – $ 372,861,349
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $1,945,179 or 0.5% of Total Investments.
(e) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
AMT Alternative Minimum Tax
ETM Escrowed to maturity

Nuveen New York Municipal Bond Fund
Portfolio of Investments May 31, 2024
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 99.4%
X
1,042,895,182
MUNICIPAL BONDS - 99.4%   X 1,042,895,182
Consumer Staples - 3.4%
$ 15,110 Erie County Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2005A, 5.000%, 6/01/38
7/24 at 100.00 $ 14,393,331
76,105 (c) Erie County Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2005C, 0.000%, 6/01/50
7/24 at 19.66 8,874,771
895 New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-
Through Bonds, Series 2016A-1, 5.625%, 6/01/35
No Opt. Call 912,177
6,885 New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-
Through Bonds, Series Series 2016A-1, 5.750%, 6/01/43
No Opt. Call 6,853,490
1,330 New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-
Through Bonds, Turbo Term Series 2016A. Including 2016A-1, 2016A-2A
and 2016A-2B, 5.000%, 6/01/45
6/26 at 100.00 1,229,100
10,000 Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2021B-2, 0.000%, 6/01/66
6/31 at 27.72 936,252
3,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%,
6/01/48
6/27 at 100.00 2,540,307
Total Consumer Staples 35,739,428
Education and Civic Organizations - 9.2%
1,990 Buffalo and Erie County Industrial Land Development Corporation, New
York, Revenue Bonds, Enterprise Charter School Project, Series 2011A,
7.500%, 12/01/40
7/24 at 100.00 1,746,127
1,360 Build New York City Resource Corporation, New York, Revenue Bonds,
Classical Charter Schools Series 2023A, 4.500%, 6/15/43
6/31 at 100.00 1,299,482
550 Build New York City Resource Corporation, New York, Revenue Bonds,
Global Community Charter School Project, Series 2022A, 5.000%, 6/15/52
6/32 at 100.00 534,642
3,360 Build New York City Resource Corporation, New York, Revenue Bonds,
KIPP New York City Public School Facilities, Canal West Project, Series
2022, 5.250%, 7/01/52
7/32 at 100.00 3,436,208
Build New York City Resource Corporation, New York, Revenue Bonds,
Metropolitan College of New York, Series 2014:
2,240 5.000%, 11/01/39 11/24 at 100.00 1,344,000
2,200 5.500%, 11/01/44 11/24 at 100.00 1,320,000
1,265 Build New York City Resource Corporation, New York, Revenue Bonds,
New World Preparatory Charter School Project, Series 2021A, 4.000%,
6/15/41
6/31 at 100.00 1,076,908
2,395 (c) Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020C-1, 5.000%, 6/01/55
12/30 at 100.00 1,998,445
Build NYC Resource Corporation, New York, Revenue Bonds, Richmond
Preparatory Charter School Project, Social Impact Project Series 2021A:
580 (c) 5.000%, 6/01/41 6/29 at 100.00 557,523
2,620 (c) 5.000%, 6/01/56 6/29 at 100.00 2,365,704
2,965 (c) Dormitory Authority of the State of New York, General Revenue Bonds,
American Musical and Dramatic Academy Inc., Series 2023A, 7.250%,
7/01/53
7/33 at 100.00 3,072,311
Dormitory Authority of the State of New York, General Revenue Bonds,
Yeshiva University, Series 2022A:
3,835 5.000%, 7/15/42 7/32 at 100.00 3,858,730
3,015 5.000%, 7/15/50 7/32 at 100.00 2,954,516
Dormitory Authority of the State of New York, Housing Revenue Bonds,
Fashion Institute of Technology, Series 2007:
1,670 5.250%, 7/01/29 - FGIC Insured No Opt. Call 1,685,502
735 5.250%, 7/01/34 - FGIC Insured No Opt. Call 746,701
9,000 Dormitory Authority of the State of New York, Revenue Bonds, Fordham
University, Series 2020, 4.000%, 7/01/46
7/29 at 100.00 8,696,079

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
Dormitory Authority of the State of New York, Revenue Bonds, New School
University, Series 2015A:
$ 1,480 5.000%, 7/01/40 7/25 at 100.00 $ 1,488,000
2,790 5.000%, 7/01/45 7/25 at 100.00 2,799,116
1,055 Dormitory Authority of the State of New York, Revenue Bonds, New York
University, Series 2001-1, 5.500%, 7/01/40 - AMBAC Insured
No Opt. Call 1,214,963
3,250 Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller
University, Green Series 2019B, 5.000%, 7/01/50
7/29 at 100.00 3,372,188
1,000 Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller
University, Series 2020A, 5.000%, 7/01/53
7/30 at 100.00 1,045,539
8,665 Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller
University, Series 2022A, 4.000%, 7/01/42
7/32 at 100.00 8,554,256
3,450 (c) Dormitory Authority of the State of New York, Revenue Bonds, Vaughn
College of Aeronautics & Technology, Series 2016A, 5.500%, 12/01/36
12/26 at 100.00 3,210,898
7,010 Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Capital Appreciation
Series 2016B, 0.000%, 1/01/45
No Opt. Call 1,927,179
3,040 Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Capital Appreciation
Series 2016C, 5.625%, 1/01/55
1/34 at 100.00 2,695,562
200 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, Evergreen Charter School Project, Series 2022A, 5.500%,
6/15/57
6/32 at 100.00 202,715
7,835 Monroe County Industrial Development Corporation, New York, Revenue
Bonds,  University of Rochester Project, Series 2020A, 4.000%, 7/01/50
7/30 at 100.00 7,431,335
5,750 Monroe County Industrial Development Corporation, New York, Revenue
Bonds,  University of Rochester Project, Series 2023A, 5.000%, 7/01/53
7/33 at 100.00 6,136,949
300 (c) Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Academy of Health Sciences Charter School Project, Social Impact
Series 2022, 5.875%, 7/01/52
7/32 at 100.00 302,958
405 New Rochelle Corporation, New York, Local Development Revenue
Bonds, Iona College Project, Series 2015A, 5.000%, 7/01/40
7/25 at 100.00 406,353
2,095 New York City Industrial Development Agency, New York, PILOT Payment
in Lieu of Taxes Revenue Bonds, Queens Baseball Stadium Project,
Refunding Series 2021A, 3.000%, 1/01/37 - AGM Insured
1/31 at 100.00 1,829,424
2,620 New York City Industrial Development Agency, New York, PILOT Payment
in Lieu of Taxes Revenue Bonds, Yankee Stadium Project, Series 2020A,
4.000%, 3/01/45 - AGM Insured
9/30 at 100.00 2,483,012
750 Oneida County Local Development Corporation, New York, Revenue
Bonds, Utica College Project, Series 2019, 4.000%, 7/01/39
7/29 at 100.00 661,462
10,000 Onondaga County Trust For Cultural Resources, New York, Revenue
Bonds, Syracuse University Project, Series 2019, 5.000%, 12/01/45
12/29 at 100.00 10,472,290
1,285 Troy Capital Resource Corporation, New York,  Revenue Bonds, Rensselaer
Polytechnic Institute, Refunding Series 2020A. Forward Delivery, 4.000%,
9/01/40
9/30 at 100.00 1,207,596
1,765 Westchester County Local Development Corporation, New York, Revenue
Bonds, Pace University, Series 2014A, 5.500%, 5/01/42
7/24 at 100.00 1,765,223
Yonkers Economic Development Corporation, New York, Educational
Revenue Bonds, Lamartine/Warburton LLC-Charter School of Educational
Excellence Project, Series 2019A:
200 4.000%, 10/15/29 No Opt. Call 197,143
205 5.000%, 10/15/39 10/29 at 100.00 206,908
Total Education and Civic Organizations 96,303,947
Financials - 1.0%
5,710 Liberty Development Corporation, New York, Goldman Sachs
Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35
No Opt. Call 6,486,586
3,475 Liberty Development Corporation, New York, Goldman Sachs
Headquarters Revenue Bonds Series 2007, 5.500%, 10/01/37
No Opt. Call 4,032,401
Total Financials 10,518,987

Nuveen New York Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care - 18.0%
Dormitory Authority of the State of New York, General Revenue Bonds,
Northwell Health Obligated Group, Series 2022A:
$ 15,600 4.000%, 5/01/45 5/32 at 100.00 $ 14,532,860
18,290 4.250%, 5/01/52 5/32 at 100.00 17,219,841
9,255 5.000%, 5/01/52 5/32 at 100.00 9,587,240
15,000 Dormitory Authority of the State of New York, Revenue Bonds, Memorial
Sloan Kettering Cancer Center Series 2022-1A, 4.000%, 7/01/51
7/32 at 100.00 14,083,623
3,600 Dormitory Authority of the State of New York, Revenue Bonds, Montefiore
Obligated Group, Series 2018A, 5.000%, 8/01/35
8/28 at 100.00 3,645,941
Dormitory Authority of the State of New York, Revenue Bonds, Montefiore
Obligated Group, Series 2020A:
1,200 5.000%, 9/01/30 3/30 at 100.00 1,220,227
2,680 5.000%, 9/01/34 3/30 at 100.00 2,652,372
2,620 5.000%, 9/01/35 3/30 at 100.00 2,590,850
11,400 4.000%, 9/01/50 3/30 at 100.00 9,713,436
2,300 Dormitory Authority of the State of New York, Revenue Bonds, North
Shore Long Island Jewish Obligated Group, Series 2015A, 5.000%,
5/01/43
5/25 at 100.00 2,303,368
Dormitory Authority of the State of New York, Revenue Bonds, NYU
Langone Hospitals Obligated Group, Series 2020A:
14,500 4.000%, 7/01/50 7/30 at 100.00 13,884,175
33,955 4.000%, 7/01/53 7/30 at 100.00 32,135,402
Dormitory Authority of the State of New York, Revenue Bonds, Orange
Regional Medical Center Obligated Group, Series 2015:
600 (c) 5.000%, 12/01/24 No Opt. Call 598,125
500 (c) 5.000%, 12/01/25 6/25 at 100.00 495,075
450 (c) 5.000%, 12/01/29 6/25 at 100.00 440,750
1,100 (c) 5.000%, 12/01/32 6/25 at 100.00 1,068,477
1,100 (c) 5.000%, 12/01/33 6/25 at 100.00 1,065,446
1,000 (c) 5.000%, 12/01/35 6/25 at 100.00 967,750
1,300 (c) 5.000%, 12/01/40 6/25 at 100.00 1,221,381
Dormitory Authority of the State of New York, Revenue Bonds, Orange
Regional Medical Center Obligated Group, Series 2017:
1,510 (c) 5.000%, 12/01/24 No Opt. Call 1,505,281
2,000 (c) 5.000%, 12/01/26 No Opt. Call 1,962,385
1,200 (c) 5.000%, 12/01/27 6/27 at 100.00 1,169,108
4,250 (c) 5.000%, 12/01/36 6/27 at 100.00 3,761,743
Dutchess County Local Development Corporation, New York, Revenue
Bonds, Health Quest Systems, Inc. Project, Series 2016B:
6,280 5.000%, 7/01/35 7/26 at 100.00 6,321,050
2,385 4.000%, 7/01/41 7/26 at 100.00 2,141,346
12,325 5.000%, 7/01/46 7/26 at 100.00 12,058,239
1,000 Dutchess County Local Development Corporation, New York, Revenue
Bonds, Nuvance Health Issue, Series 2019B, 5.000%, 7/01/26
No Opt. Call 1,002,356
1,395 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Rochester General Hospital Project, Series 2013A, 5.000%,
12/01/42
7/24 at 100.00 1,390,686
6,605 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Rochester General Hospital Project, Series 2017, 5.000%, 12/01/46
12/26 at 100.00 6,616,451
2,600 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Rochester Regional Health Project, Series 2020A, 4.000%,
12/01/46
12/30 at 100.00 2,268,669
375 Monroe County Industrial Development Corporation, New York, Tax-
Exempt Revenue Bonds, Highland Hospital of Rochester Project, Series
2015, 5.000%, 7/01/34
7/25 at 100.00 378,951
20,010 Westchester County Local Development Corporation, New York, Revenue
Bonds, Westchester Medical Center Obligated Group Project, Refunding
Series 2016, 5.000%, 11/01/46
11/25 at 100.00 18,863,923
380 Westchester County Local Development Corporation, New York, Revenue
Bonds, Westchester Medical Center Obligated Group Project, Series
2023, 6.250%, 11/01/52
11/33 at 100.00 423,265
Total Health Care 189,289,792

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Housing/Multifamily - 0.1%
$ 1,275 New York State Housing Finance Agency, Multifamily Housing Revenue
Bonds, Cannon Street Senior Housing Project, Series 2007A, 5.300%,
2/15/39, (AMT)
7/24 at 100.00 $ 1,275,273
Total Housing/Multifamily 1,275,273
Industrials - 2.4%
17,020 (c) New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44
11/24 at 100.00 17,050,658
7,550 (c) New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 2 Series 2014, 5.150%,
11/15/34
11/24 at 100.00 7,582,660
80 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 7 World Trade Center Project, Refunding Green Series 2022A-CL2,
3.500%, 9/15/52
3/30 at 100.00 62,736
Total Industrials 24,696,054
Long-Term Care - 0.1%
535 Dormitory Authority of the State of New York, Non-State Supported Debt,
Ozanam Hall of Queens Nursing Home Revenue Bonds, Series 2006,
5.000%, 11/01/31
7/24 at 100.00 507,226
550 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Saint Ann's Community Project, Series 2019, 5.000%, 1/01/40
1/26 at 103.00 474,265
New York City Industrial Development Agency, New York, Civic Facility
Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008A-1:
395 (c) 6.100%, 7/01/28 7/24 at 100.00 340,490
210 (c) 6.200%, 7/01/33 7/24 at 100.00 159,567
Total Long-Term Care 1,481,548
Materials - 0.2%
Build New York City Resource Corporation, New York, Solid Waste
Disposal Revenue Bonds, Pratt Paper NY, Inc. Project, Series 2014:
220 (c) 4.500%, 1/01/25, (AMT) No Opt. Call 220,046
2,145 (c) 5.000%, 1/01/35, (AMT) 1/25 at 100.00 2,155,231
Total Materials 2,375,277
Tax Obligation/General - 4.6%
5,845 New York City, New York, General Obligation Bonds, Fiscal 2018 Series
B-1, 5.000%, 10/01/39
10/27 at 100.00 6,052,043
New York City, New York, General Obligation Bonds, Fiscal 2018 Series
E-1:
7,210 5.000%, 3/01/39 3/28 at 100.00 7,515,592
6,050 5.000%, 3/01/40 3/28 at 100.00 6,293,317
3,875 New York City, New York, General Obligation Bonds, Fiscal 2018 Series
F-1, 5.000%, 4/01/45
4/28 at 100.00 4,005,387
5,450 New York City, New York, General Obligation Bonds, Fiscal 2022 Series
A-1, 5.000%, 8/01/47
8/31 at 100.00 5,766,951
5,790 New York City, New York, General Obligation Bonds, Fiscal 2023 Series
B-1, 5.250%, 10/01/47
10/32 at 100.00 6,287,224
Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1:
10,000 4.000%, 7/01/33 7/31 at 103.00 9,999,739
2,770 4.000%, 7/01/41 7/31 at 103.00 2,574,788
Total Tax Obligation/General 48,495,041
Tax Obligation/Limited - 19.8%
Dormitory Authority of the State of New York, Residential Insitutions for
Children Revenue Bonds, Series 2008-A1:
1,585 5.000%, 6/01/33 7/24 at 100.00 1,595,446
1,985 5.000%, 6/01/38 7/24 at 100.00 1,986,080
20 Dormitory Authority of the State of New York, Revenue Bonds, School
Districts Financing Program, Series 2009C, 5.125%, 10/01/36 - AGC
Insured
7/24 at 100.00 20,022

Nuveen New York Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 8,865 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2019D, 4.000%, 2/15/38
2/30 at 100.00 $ 8,839,128
2,040 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2021A, 5.000%, 3/15/49
3/31 at 100.00 2,142,015
17,140 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2017A Group C, 5.000%, 3/15/41
3/27 at 100.00 17,655,067
10,000 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2018A, 5.000%, 3/15/42
3/28 at 100.00 10,391,381
Government of Guam, Business Privilege Tax Bonds, Refunding Series
2015D:
2,135 5.000%, 11/15/26 11/25 at 100.00 2,158,603
1,455 5.000%, 11/15/29 11/25 at 100.00 1,471,607
2,170 Hudson Yards Infrastructure Corporation, New York, Revenue Bonds,
Green Fiscal 2022 Series A, 4.000%, 2/15/36
2/32 at 100.00 2,240,206
Hudson Yards Infrastructure Corporation, New York, Revenue Bonds,
Second Indenture Fiscal 2017 Series A:
5,710 5.000%, 2/15/39 2/27 at 100.00 5,886,324
3,955 5.000%, 2/15/42 2/27 at 100.00 4,048,338
1,045 5.000%, 2/15/45 2/27 at 100.00 1,067,651
5,450 Metropolitan Transportation Authority, New York, Dedicated Tax Fund
Bonds, Series 2022A, 5.000%, 11/15/46
5/32 at 100.00 5,836,140
4,000 Monroe County Industrial Development Agency, New York, School Facility
Revenue Bonds, Rochester Schools Modernization Project, Series 2013,
5.000%, 5/01/28
7/24 at 100.00 4,002,809
9,335 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal 2020 Subseries S-1B, 4.000%, 7/15/43
7/29 at 100.00 8,954,743
New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal Series 2016S-1:
1,615 5.000%, 7/15/34 1/26 at 100.00 1,643,944
1,165 5.000%, 7/15/35 1/26 at 100.00 1,185,695
5,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2015 Series E-1, 5.000%, 2/01/34
2/25 at 100.00 5,028,542
5,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2017 Series A-1, 5.000%, 5/01/40
5/26 at 100.00 5,078,499
5,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2017 Series B-1, 5.000%, 8/01/36
8/26 at 100.00 5,120,977
5,375 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2017 Series E-1, 5.000%, 2/01/43
2/27 at 100.00 5,476,353
5,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2017 Series F-1, 5.000%, 5/01/38
5/27 at 100.00 5,148,342
4,020 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2020 Subseries B-1, 4.000%, 11/01/47
11/29 at 100.00 3,834,439
5,000 New York City, New York, Educational Construction Fund Revenue Bonds,
Series 2021B, 5.000%, 4/01/52
4/31 at 100.00 5,242,245
9,585 New York State Thruway Authority, State Personal Income Tax Revenue
Bonds, Bidding Group 1 Series 2022A, 5.000%, 3/15/45
9/32 at 100.00 10,268,030
15,000 New York State Thruway Authority, State Personal Income Tax Revenue
Bonds, Climate Certified Green Series 2022C, 4.125%, 3/15/57
9/32 at 100.00 14,161,028
New York State Urban Development Corporation, State Personal Income
Tax Revenue Bonds, General Purpose, Series 2020C:
7,000 5.000%, 3/15/47 9/30 at 100.00 7,339,417
3,800 4.000%, 3/15/49 9/30 at 100.00 3,582,789
500 Oneida Indian Nation, New York, Tax Revenue Bonds, Series 2024B,
6.000%, 9/01/43
9/31 at 102.00 529,017
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
2,393 0.000%, 7/01/46 7/28 at 41.38 766,484
28,646 5.000%, 7/01/58 7/28 at 100.00 28,655,290

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
Syracuse Industrial Development Authority, New York, PILOT Revenue
Bonds, Carousel Center Project, Refunding Series 2016A:
$ 5,750 5.000%, 1/01/29, (AMT) 1/26 at 100.00 $ 4,379,956
1,930 5.000%, 1/01/32, (AMT) 1/26 at 100.00 1,456,733
1,250 5.000%, 1/01/34, (AMT) 1/26 at 100.00 941,823
5,430 5.000%, 1/01/36, (AMT) 1/26 at 100.00 4,089,371
2,340 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Series 2021B-1, 4.000%, 5/15/56
5/31 at 100.00 2,179,960
9,500 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Series 2022 A, 4.000%, 5/15/51
5/32 at 100.00 8,965,023
1,650 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Subseries 2021A-1, 5.000%, 5/15/51
5/31 at 100.00 1,736,186
2,255 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Senior Lien Bonds, Series 2022C, 4.125%, 5/15/52
5/32 at 100.00 2,160,705
Total Tax Obligation/Limited 207,266,408
Transportation - 31.0%
2,700 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2016A-1, 5.250%, 11/15/56
5/26 at 100.00 2,739,196
2,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020A-1, 5.000%, 11/15/48
5/30 at 100.00 2,067,028
Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020C-1:
3,600 4.750%, 11/15/45 5/30 at 100.00 3,663,986
9,200 5.000%, 11/15/50 5/30 at 100.00 9,480,009
2,000 5.250%, 11/15/55 5/30 at 100.00 2,061,543
2,500 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Green Series 2016B, 5.000%, 11/15/37
11/26 at 100.00 2,568,156
7,500 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Series 2015D-1, 5.000%, 11/15/30
11/25 at 100.00 7,636,989
6,655 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Series 2017D, 4.000%, 11/15/42
5/28 at 100.00 6,293,108
5,800 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2014D-1, 5.000%, 11/15/39
11/24 at 100.00 5,830,808
8,450 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2015C-1, 5.250%, 11/15/30
11/25 at 100.00 8,633,893
2,500 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2016C-1, 5.000%, 11/15/34
11/26 at 100.00 2,576,423
New York City Industrial Development Agency, New York, Civic Facility
Revenue Bonds, Bronx Parking Development Company, LLC Project,
Series 2007:
2,800 (d) 2.300%, 10/01/37 7/24 at 100.00 1,792,000
2,000 (d) 2.350%, 10/01/46 7/24 at 100.00 1,280,000
8,195 New York City, Industrial Development Agency, Senior Airport Facilities
Revenue Refunding Bonds, TrIPs Obligated Group, Series 2012A, 5.000%,
7/01/28, (AMT)
7/24 at 100.00 8,112,216
2,695 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, Secured by Port Authority Consolidated Bonds, Refunding Series
1WTC-2021, 4.000%, 2/15/43 - BAM Insured
2/30 at 100.00 2,671,035
New York State Thruway Authority, General Revenue Bonds, Series 2020N:
5,000 4.000%, 1/01/42 1/30 at 100.00 4,913,765
3,000 4.000%, 1/01/43 1/30 at 100.00 2,928,217
8,515 New York State Thruway Authority, General Revenue Junior Indebtedness
Obligations, Series 2016A, 5.000%, 1/01/51
1/26 at 100.00 8,562,394
New York Transportation Development Corporation, New York, Facility
Revenue Bonds, Thruway Service Areas Project, Series 2021:
1,915 4.000%, 10/31/41, (AMT) 10/31 at 100.00 1,680,027
3,720 4.000%, 10/31/46, (AMT) 10/31 at 100.00 3,122,163
23,765 4.000%, 4/30/53, (AMT) 10/31 at 100.00 19,147,734

Nuveen New York Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Transportation (continued)
New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project,
Series 2016A:
$ 4,750 4.000%, 7/01/31, (AMT) 7/24 at 100.00 $ 4,634,735
12,020 5.000%, 7/01/46, (AMT) 7/24 at 100.00 11,963,596
24,965 5.250%, 1/01/50, (AMT) 7/24 at 100.00 24,859,348
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Refunding Series 2016:
8,865 5.000%, 8/01/26, (AMT) 6/24 at 100.00 8,867,849
12,610 5.000%, 8/01/31, (AMT) 6/24 at 100.00 12,611,286
1,745 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Series 2020, 5.375%, 8/01/36, (AMT)
8/30 at 100.00 1,842,936
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, New Terminal 1 John F Kennedy International
Airport Project, Green Series 2023:
2,080 6.000%, 6/30/54, (AMT) 6/31 at 100.00 2,281,611
14,915 5.375%, 6/30/60, (AMT) 6/31 at 100.00 15,468,435
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2020A:
2,500 5.000%, 12/01/24, (AMT) No Opt. Call 2,506,553
1,280 5.000%, 12/01/37, (AMT) 12/30 at 100.00 1,335,091
215 4.000%, 12/01/38, (AMT) 12/30 at 100.00 207,851
120 4.000%, 12/01/39, (AMT) 12/30 at 100.00 115,381
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2020C:
1,540 5.000%, 12/01/34 12/30 at 100.00 1,652,788
1,745 5.000%, 12/01/35 12/30 at 100.00 1,870,755
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2022:
2,010 5.000%, 12/01/35, (AMT) 12/32 at 100.00 2,126,858
10,000 5.000%, 12/01/36, (AMT) 12/32 at 100.00 10,614,013
3,000 5.000%, 12/01/37, (AMT) 12/32 at 100.00 3,166,692
1,000 5.000%, 12/01/40, (AMT) 12/32 at 100.00 1,041,781
New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2018:
1,300 5.000%, 1/01/27, (AMT) No Opt. Call 1,335,350
10,200 5.000%, 1/01/28, (AMT) No Opt. Call 10,598,300
10,035 5.000%, 1/01/31, (AMT) 1/28 at 100.00 10,352,612
1,300 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2020, 4.375%, 10/01/45, (AMT)
10/30 at 100.00 1,264,339
5,400 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2023, 6.000%, 4/01/35, (AMT)
4/31 at 100.00 6,139,384
Niagara Frontier Transportation Authority, New York, Airport Revenue
Bonds, Buffalo International Airport, Series 2014A:
2,000 5.000%, 4/01/25, (AMT) 7/24 at 100.00 2,000,617
3,775 5.000%, 4/01/26, (AMT) 7/24 at 100.00 3,760,595
480 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Eighty-Ninth Series 2015, 5.000%, 5/01/45
5/25 at 100.00 483,177
15,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Ninety-Eighth Series 2016, 5.250%, 11/15/56
11/26 at 100.00 15,178,364
2,500 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Eighteen Series 2019, 5.000%, 11/01/44, (AMT)
11/29 at 100.00 2,550,699
10,230 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Fifth Series 2017, 5.000%, 11/15/47
11/27 at 100.00 10,548,006

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Transportation (continued)
$ 7,495 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Forty-Fourth Series 2024, 5.000%, 7/15/54
7/34 at 100.00 $ 8,048,267
5,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Thirty-Six Series 2022, 5.000%, 1/15/47, (AMT)
1/33 at 100.00 5,192,899
4,800 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Twentieth Series 2019, 4.000%, 11/01/59, (AMT)
11/29 at 100.00 4,275,407
8,055 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, MTA Bridges & Tunnels, Refunding Series 2017B, 5.000%,
11/15/38
5/27 at 100.00 8,304,462
3,905 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, MTA Bridges & Tunnels, Series 2014A, 5.000%, 11/15/39
7/24 at 100.00 3,906,165
10,900 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, MTA Bridges & Tunnels, Series 2019A, 5.000%, 11/15/49
5/29 at 100.00 11,248,641
5,000 Triborough Bridge and Tunnel Authority, New York, General Revenue
Bonds, MTA Bridges & Tunnels, Series 2021A, 5.000%, 11/15/56
5/31 at 100.00 5,223,309
Total Transportation 325,338,842
U.S. Guaranteed - 2.0% (e)
1,230 Build New York City Resource Corporation, New York, Revenue Bonds,
YMCA of Greater New York Project, Series 2015, 4.000%, 8/01/36, (Pre-
refunded 8/01/25)
8/25 at 100.00 1,235,010
Dormitory Authority of the State of New York, Insured Revenue Bonds,
Touro College and University System, Series 2014A:
2,930 5.500%, 1/01/39, (Pre-refunded 7/01/24) 7/24 at 100.00 2,933,500
3,065 5.500%, 1/01/44, (Pre-refunded 7/01/24) 7/24 at 100.00 3,068,662
5 Dormitory Authority of the State of New York, State Personal Income
Tax Revenue Bonds, General Purpose Series 2015B Group B, 5.000%,
2/15/32, (Pre-refunded 2/15/25)
2/25 at 100.00 5,040
3,290 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose Series 2015E, 4.000%, 3/15/28, (Pre-
refunded 9/15/25)
9/25 at 100.00 3,321,508
7,255 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose Series 2022A, 5.000%, 3/15/25, (ETM)
No Opt. Call 7,347,477
2,885 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2015
Series GG, 5.000%, 6/15/27, (Pre-refunded 6/15/25)
6/25 at 100.00 2,932,413
Total U.S. Guaranteed 20,843,610
Utilities - 7.6%
4,875 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Green Series 2023E, 5.000%, 9/01/53
9/33 at 100.00 5,231,531
Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2000A:
2,000 0.000%, 6/01/24 - AGM Insured No Opt. Call 2,000,000
2,000 0.000%, 6/01/25 - AGM Insured No Opt. Call 1,919,070
Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2017:
2,215 5.000%, 9/01/42 9/27 at 100.00 2,277,842
695 5.000%, 9/01/47 9/27 at 100.00 710,487
5,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2017
Series DD, 5.250%, 6/15/47
12/26 at 100.00 5,131,691
7,465 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2018
Series CC-1, 5.000%, 6/15/48
6/27 at 100.00 7,622,925
9,885 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2020
Series CC-1, 4.000%, 6/15/49
12/29 at 100.00 9,482,490
25,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2024
Series CC-1, 5.250%, 6/15/54
6/34 at 100.00 27,236,348
4,980 New York State Power Authority, General Revenue Bonds, Series 2020A,
4.000%, 11/15/55
5/30 at 100.00 4,666,050

Nuveen New York Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities (continued)
$ 4,080 New York State Power Authority, Green Transmission Project Revenue
Bonds, Green Series 2023A, 5.000%, 11/15/48 - AGM Insured
11/33 at 100.00 $ 4,412,908
9,400 (c) Niagara Area Development Corporation, New York, Solid Waste Disposal
Facility Revenue Refunding Bonds, Covanta Energy Project, Series 2018A,
4.750%, 11/01/42, (AMT)
7/24 at 100.00 8,579,633
Total Utilities 79,270,975
Total Municipal Bonds
(cost $1,045,652,879) 1,042,895,182
Total Long-Term Investments
(cost $1,045,652,879) 1,042,895,182
Other Assets & Liabilities, Net - 0.6% 6,593,725
Net Assets - 100% $ 1,049,488,907
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 1,042,895,182 $ – $ 1,042,895,182
Total
$ – $ 1,042,895,182 $ – $ 1,042,895,182
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $70,726,417 or 6.8% of Total Investments.
(d) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(e) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
AMT Alternative Minimum Tax
ETM Escrowed to maturity